UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Capital & Income Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.3
Ally Financial, Inc.	2.7
Bank of America Corp.	2.3
JPMorgan Chase & Co.	2.0
Citigroup, Inc.	1.6
11.9

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Energy	12.9
Banks & Thrifts	11.0
Technology	9.6
Healthcare	7.5
Telecommunications	7.1

Quality Diversification (% of fund's net assets)

As of October 31, 2019
AAA,AA,A	0.1%
BBB	6.6%
BB	26.7%
B	25.8%
CCC,CC,C	8.8%
D	1.2%
Not Rated	0.5%
Equities	20.6%
Short-Term Investments and Net Other Assets	9.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Nonconvertible Bonds	55.8%
Convertible Bonds, Preferred Stocks	0.2%
Common Stocks	20.6%
Bank Loan Obligations	4.4%
Other Investments	9.3%
Short-Term Investments and Net Other Assets (Liabilities)	9.7%

 * Foreign investments – 14.8%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 56.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Automotive & Auto Parts - 0.0%
Exide Technologies 7.25% 4/30/27 pay-in-kind (a)(b)	$1,694	$254
Energy - 0.2%
Denbury Resources, Inc. 6.375% 12/31/24 (a)	37,706	20,426

TOTAL CONVERTIBLE BONDS		20,680

Nonconvertible Bonds - 55.8%
Aerospace - 2.7%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	4,405	4,603
Bombardier, Inc.:
6.125% 1/15/23 (a)	10,790	10,547
7.5% 12/1/24 (a)	2,990	2,898
7.5% 3/15/25 (a)	47,010	44,953
7.875% 4/15/27 (a)	33,840	31,979
BWX Technologies, Inc. 5.375% 7/15/26 (a)	8,510	9,013
DAE Funding LLC 4% 8/1/20 (a)	5,145	5,177
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	38,136
TransDigm, Inc.:
5.5% 11/15/27 (a)(c)	55,655	55,471
6.25% 3/15/26 (a)	17,925	19,202
6.375% 6/15/26	61,985	64,852
6.5% 5/15/25	16,505	17,145
7.5% 3/15/27	18,012	19,453
		323,429
Air Transportation - 0.2%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (a)	1,989	2,047
Continental Airlines, Inc. pass-thru certificates 6.903% 10/19/23	390	406
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	4,789	5,291
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	3,478	3,542
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	6,872	7,804
Series 2012-2 Class B, 6.75% 6/3/21	2,521	2,657
Series 2013-1 Class B, 5.375% 11/15/21	3,440	3,592
		25,339
Automotive & Auto Parts - 0.3%
Allison Transmission, Inc.:
5% 10/1/24 (a)	11,405	11,690
5.875% 6/1/29 (a)	7,960	8,577
Exide Technologies:
10.75% 10/31/21 pay-in-kind (a)(b)(d)	839	755
11% 10/31/24 pay-in-kind (a)(b)(d)	2,063	1,341
11% 10/31/24 pay-in-kind (a)(b)(d)	857	386
IAA Spinco, Inc. 5.5% 6/15/27 (a)	4,680	5,014
LKQ Corp. 4.75% 5/15/23	2,190	2,233
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,950
		38,946
Banks & Thrifts - 2.7%
Ally Financial, Inc.:
8% 11/1/31	20,638	28,371
8% 11/1/31	206,609	288,734
		317,105
Broadcasting - 1.6%
iHeartCommunications, Inc.:
6.375% 5/1/26	671	722
8.375% 5/1/27	1,216	1,304
11.25% 3/1/21 (d)	11,660	0
Netflix, Inc.:
4.375% 11/15/26	5,760	5,863
4.875% 4/15/28	28,755	29,712
5.375% 11/15/29 (a)	11,075	11,670
5.875% 11/15/28	64,825	71,389
Nexstar Escrow, Inc. 5.625% 7/15/27 (a)	12,530	13,215
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	4,925	5,002
5% 8/1/27 (a)	14,525	15,269
5.375% 4/15/25 (a)	12,000	12,480
5.375% 7/15/26 (a)	11,315	11,937
Tegna, Inc. 5% 9/15/29 (a)	12,060	12,226
		190,789
Building Materials - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	2,325	2,377
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	5,095	5,229
U.S. Concrete, Inc. 6.375% 6/1/24	5,535	5,761
		13,367
Cable/Satellite TV - 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75% 3/1/30 (a)	56,140	57,193
5% 2/1/28 (a)	91,490	95,721
5.125% 2/15/23	30,665	31,317
5.125% 5/1/23 (a)	14,050	14,384
5.125% 5/1/27 (a)	69,885	73,641
5.375% 5/1/25 (a)	14,050	14,577
5.375% 6/1/29 (a)	18,080	19,300
5.5% 5/1/26 (a)	17,605	18,551
5.75% 9/1/23	9,495	9,685
5.75% 1/15/24	1,638	1,678
5.75% 2/15/26 (a)	20,340	21,479
5.875% 5/1/27 (a)	17,965	19,043
CSC Holdings LLC:
5.375% 2/1/28 (a)	23,655	25,015
5.5% 5/15/26 (a)	50,968	53,708
5.75% 1/15/30 (a)	67,025	70,544
6.5% 2/1/29 (a)	24,795	27,693
7.5% 4/1/28 (a)	14,375	16,172
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (a)	11,285	11,581
Videotron Ltd. 5.125% 4/15/27 (a)	12,060	12,814
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,989
Ziggo B.V.:
4.875% 1/15/30 (a)	7,990	8,132
5.5% 1/15/27 (a)	22,875	24,133
Ziggo Bond Co. BV 6% 1/15/27 (a)	11,435	11,950
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	1,175	1,210
		650,510
Capital Goods - 0.1%
AECOM 5.125% 3/15/27	11,885	12,535
Stevens Holding Co., Inc. 6.125% 10/1/26 (a)	3,245	3,488
		16,023
Chemicals - 1.7%
CF Industries Holdings, Inc.:
4.95% 6/1/43	46,712	46,770
5.15% 3/15/34	21,693	22,995
5.375% 3/15/44	30,801	31,571
Element Solutions, Inc. 5.875% 12/1/25 (a)	18,605	19,422
LSB Industries, Inc. 9.625% 5/1/23 (a)	6,090	6,455
Neon Holdings, Inc. 10.125% 4/1/26 (a)	12,060	11,924
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	15,135	15,362
5.25% 6/1/27 (a)	12,980	13,337
OCI NV:
5.25% 11/1/24 (a)	16,670	17,253
6.625% 4/15/23 (a)	5,370	5,605
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (a)	11,315	11,258
Valvoline, Inc. 5.5% 7/15/24	4,170	4,328
		206,280
Consumer Products - 0.1%
First Quality Finance Co., Inc. 5% 7/1/25 (a)	9,675	10,016
Containers - 0.6%
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,814
7.5% 12/15/96	12,871	14,158
Labl Escrow Issuer LLC:
6.75% 7/15/26 (a)	18,015	18,646
10.5% 7/15/27 (a)	12,010	12,040
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	6,930	7,259
8.5% 8/15/27 (a)	6,950	7,410
		65,327
Diversified Financial Services - 3.7%
AssuredPartners, Inc. 7% 8/15/25 (a)	4,865	4,847
FLY Leasing Ltd. 5.25% 10/15/24	9,470	9,754
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 5/15/26	24,085	25,530
6.375% 12/15/25	54,810	57,551
6.75% 2/1/24	10,075	10,503
Intelsat Connect Finance SA 9.5% 2/15/23 (a)	18,015	16,711
James Hardie International Finance Ltd.:
4.75% 1/15/25 (a)	8,815	9,144
5% 1/15/28 (a)	8,900	9,323
MSCI, Inc.:
5.25% 11/15/24 (a)	6,725	6,910
5.75% 8/15/25 (a)	7,185	7,535
Navient Corp.:
5.5% 1/25/23	44,765	46,500
5.875% 10/25/24	28,294	28,931
6.125% 3/25/24	15,595	16,301
6.5% 6/15/22	27,055	28,949
7.25% 1/25/22	27,370	29,688
7.25% 9/25/23	5,688	6,214
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	4,315	4,533
5.25% 8/15/22 (a)	9,140	9,734
5.5% 2/15/24 (a)	790	869
Springleaf Finance Corp.:
6.625% 1/15/28	7,305	8,090
6.875% 3/15/25	51,610	58,448
7.125% 3/15/26	38,380	43,753
		439,818
Diversified Media - 0.4%
Block Communications, Inc. 6.875% 2/15/25 (a)	9,080	9,466
Liberty Media Corp.:
8.25% 2/1/30	12,298	12,513
8.5% 7/15/29	7,900	8,157
Quebecor Media, Inc. 5.75% 1/15/23	15,820	17,120
		47,256
Energy - 9.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (a)	14,790	10,982
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	2,240	1,571
Antero Resources Finance Corp. 5.375% 11/1/21	2,795	2,495
Callon Petroleum Co. 6.125% 10/1/24	4,090	3,886
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	6,882
Chesapeake Energy Corp.:
8% 1/15/25	7,850	5,181
8% 6/15/27	4,560	2,850
Citgo Holding, Inc. 9.25% 8/1/24 (a)	27,185	28,374
CNX Midstream Partners LP 6.5% 3/15/26 (a)	6,675	6,224
Comstock Escrow Corp. 9.75% 8/15/26	61,450	48,546
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (a)(b)(e)	3,025	3,002
6.5% 5/15/26 (a)	12,170	11,714
6.875% 6/15/25 (a)	6,050	5,869
Covey Park Energy LLC 7.5% 5/15/25 (a)	10,865	8,040
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	18,015	18,128
5.75% 4/1/25	8,985	9,277
6.25% 4/1/23	9,260	9,419
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	21,180
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	18,335	16,410
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	43,134	31,703
9% 5/15/21 (a)	47,050	41,169
9.25% 3/31/22 (a)	7,030	5,765
Diamondback Energy, Inc.:
4.75% 11/1/24	9,930	10,265
5.375% 5/31/25	5,155	5,387
EG Global Finance PLC 8.5% 10/30/25 (a)	11,590	12,174
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	9,698	9,989
5.75% 1/30/28 (a)	16,811	17,694
Energy Transfer Equity LP 5.5% 6/1/27	16,735	19,250
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(f)	76,525	53,185
EQT Corp. 3.9% 10/1/27	27,454	24,223
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	11,167
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	8,136
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (a)	7,165	2,938
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	11,235
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26	9,130	8,445
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	15,535	16,253
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	9,920	8,807
5.75% 10/1/25 (a)	11,285	10,072
6.25% 11/1/28 (a)	12,280	10,377
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	7,145	7,440
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	22,135	20,143
Jonah Energy LLC 7.25% 10/15/25 (a)	18,030	5,048
MPLX LP 6.375% 5/1/24 (a)	4,570	4,787
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29	6,860	7,160
5.625% 5/1/27	6,030	6,471
Nabors Industries, Inc.:
5.1% 9/15/23	15,755	12,053
5.75% 2/1/25	19,210	14,317
NextEra Energy Partners LP 4.25% 7/15/24 (a)	12,015	12,342
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25	11,920	11,026
7.5% 4/15/26 (a)	12,005	11,461
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	2,995	3,110
4.875% 8/15/27 (a)	3,000	3,227
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	6,245	4,684
NuStar Logistics LP 6% 6/1/26	12,025	12,851
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	5,435	5,571
5.625% 10/15/27 (a)	3,105	3,206
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	32,600	33,578
7.25% 6/15/25	22,875	23,904
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,666
PDC Energy, Inc. 6.125% 9/15/24	3,555	3,451
Range Resources Corp.:
4.875% 5/15/25	8,965	7,194
5% 3/15/23	33,270	28,779
Sanchez Energy Corp.:
6.125% 1/15/23 (f)	34,330	1,545
7.25% 2/15/23 (a)(f)	24,505	16,663
SemGroup Corp.:
6.375% 3/15/25	5,990	6,207
7.25% 3/15/26	11,220	12,118
SESI LLC 7.75% 9/15/24	7,245	3,985
SM Energy Co.:
5.625% 6/1/25	7,285	6,174
6.625% 1/15/27	36,085	30,311
6.75% 9/15/26	4,550	3,902
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	30,723
8% 3/1/32	12,475	17,941
Southern Star Central Corp. 5.125% 7/15/22 (a)	6,750	6,833
Southwestern Energy Co.:
4.1% 3/15/22	15,400	14,900
6.2% 1/23/25 (b)	1,805	1,588
7.5% 4/1/26	20,490	17,982
7.75% 10/1/27	12,945	11,133
SRC Energy, Inc. 6.25% 12/1/25	7,435	6,950
Summit Midstream Holdings LLC 5.75% 4/15/25	5,390	4,177
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	9,145	9,385
5.5% 2/15/26	11,640	12,034
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/28	3,650	3,623
Teine Energy Ltd. 6.875% 9/30/22 (a)	11,950	11,950
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,297
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	6,270	6,458
4.75% 1/15/30 (a)	11,110	11,485
5% 1/31/28 (a)	6,295	6,639
Tervita Escrow Corp. 7.625% 12/1/21 (a)	2,475	2,444
Transocean, Inc. 7.5% 1/15/26 (a)	12,910	11,490
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	10,628	1,594
Unit Corp. 6.625% 5/15/21	2,202	1,453
Viper Energy Partners LP 5.375% 11/1/27 (a)	15,415	15,685
W&T Offshore, Inc. 9.75% 11/1/23 (a)	41,795	39,183
Whiting Petroleum Corp. 6.625% 1/15/26	8,380	5,196
WPX Energy, Inc.:
5.25% 9/15/24	8,725	8,812
5.25% 10/15/27	15,080	14,665
5.75% 6/1/26	9,125	9,171
		1,160,429
Entertainment/Film - 0.1%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (a)	3,865	3,643
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)(f)	28,594	13,725
		17,368
Environmental - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	10,140	10,584
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,989
5.875% 7/1/25	3,205	3,325
6% 1/1/27	12,335	12,890
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (a)	9,525	9,912
		44,700
Food & Drug Retail - 0.1%
Performance Food Group, Inc. 5.5% 10/15/27 (a)	12,635	13,362
Food/Beverage/Tobacco - 1.9%
JBS Investments II GmbH:
5.75% 1/15/28 (a)	10,705	11,155
7% 1/15/26 (a)	11,630	12,607
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	24,630	25,584
6.75% 2/15/28 (a)	18,350	20,185
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	20,180	21,744
6.5% 4/15/29 (a)	29,320	32,619
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (a)	9,735	9,984
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	7,660	8,053
4.875% 11/1/26 (a)	7,740	8,137
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	17,930	18,602
Post Holdings, Inc.:
5% 8/15/26 (a)	17,030	17,713
5.5% 3/1/25 (a)	10,085	10,565
5.5% 12/15/29 (a)	14,975	15,787
5.75% 3/1/27 (a)	7,710	8,208
		220,943
Gaming - 0.5%
MCE Finance Ltd.:
4.875% 6/6/25 (a)	30,275	30,939
5.25% 4/26/26 (a)	12,015	12,503
Transocean, Inc. 7.25% 11/1/25 (a)	12,270	10,828
		54,270
Healthcare - 5.3%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (a)	24,025	22,463
Catalent Pharma Solutions:
4.875% 1/15/26 (a)	4,000	4,130
5% 7/15/27 (a)	3,765	3,934
Centene Corp. 5.375% 6/1/26 (a)	30,420	32,200
Charles River Laboratories International, Inc. 4.25% 5/1/28 (a)	3,400	3,464
Community Health Systems, Inc.:
8% 3/15/26 (a)	64,115	62,672
8.125% 6/30/24 (a)	67,698	51,450
8.625% 1/15/24 (a)	48,790	49,860
9.875% 6/30/23 (a)	36,023	30,079
Encompass Health Corp.:
5.125% 3/15/23	6,440	6,569
5.75% 11/1/24	20,291	20,519
Hologic, Inc.:
4.375% 10/15/25 (a)	6,295	6,449
4.625% 2/1/28 (a)	4,255	4,452
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (a)	12,050	12,562
IMS Health, Inc. 5% 5/15/27 (a)	12,070	12,794
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	6,095	5,684
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	18,080	18,860
5% 10/15/27	25,968	27,331
5.25% 8/1/26	7,453	7,826
6.375% 3/1/24	3,970	4,144
NVA Holdings, Inc. 6.875% 4/1/26 (a)	6,560	7,036
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(b)	29,900	25,116
Service Corp. International 5.125% 6/1/29	5,665	6,033
Teleflex, Inc. 4.625% 11/15/27	4,975	5,211
Tenet Healthcare Corp.:
4.625% 7/15/24	6,055	6,237
4.625% 9/1/24 (a)	12,045	12,353
4.875% 1/1/26 (a)	30,115	31,150
5.125% 5/1/25	6,055	6,199
5.125% 11/1/27 (a)	18,070	18,838
6.25% 2/1/27 (a)	17,930	18,939
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	20,817	21,754
5.75% 8/15/27 (a)	3,120	3,388
7% 1/15/28 (a)	24,125	26,025
7.25% 5/30/29 (a)	12,065	13,287
8.5% 1/31/27 (a)	21,745	24,463
Vizient, Inc. 6.25% 5/15/27 (a)	2,760	2,976
Wellcare Health Plans, Inc.:
5.25% 4/1/25	9,245	9,675
5.375% 8/15/26 (a)	7,920	8,425
		634,547
Homebuilders/Real Estate - 0.9%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	5,555	5,778
Howard Hughes Corp. 5.375% 3/15/25 (a)	12,730	13,223
Lennar Corp. 4.75% 11/29/27	12,205	13,181
LGI Homes, Inc. 6.875% 7/15/26 (a)	12,190	12,617
Mattamy Group Corp. 6.875% 12/15/23 (a)	8,755	9,072
Odebrecht Finance Ltd.:
4.375% 4/25/25 (a)(f)	12,020	856
5.25% 6/27/29 (a)(f)	10,987	786
7.125% 6/26/42 (a)(f)	5,370	376
Starwood Property Trust, Inc. 4.75% 3/15/25	11,625	12,072
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (a)	1,312	1,415
5.875% 6/15/27 (a)	9,260	10,341
TRI Pointe Homes, Inc. 5.875% 6/15/24	16,130	17,380
William Lyon Homes, Inc.:
5.875% 1/31/25	7,125	7,250
6% 9/1/23	7,430	7,690
		112,037
Hotels - 0.8%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,293
FelCor Lodging LP 6% 6/1/25	10,935	11,413
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30 (a)	18,000	19,125
5.125% 5/1/26	18,255	19,168
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	17,975	18,469
4.875% 4/1/27	8,435	8,920
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	9,495	10,266
		90,654
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	17,915	16,392
8.125% 2/15/24 (a)	12,845	13,688
AmWINS Group, Inc. 7.75% 7/1/26 (a)	6,100	6,558
HUB International Ltd. 7% 5/1/26 (a)	11,770	12,123
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	12,080	12,291
		61,052
Leisure - 0.5%
Merlin Entertainments PLC 5.75% 6/15/26 (a)	12,170	12,961
Six Flags Entertainment Corp.:
4.875% 7/31/24 (a)	14,040	14,496
5.5% 4/15/27 (a)	7,460	7,814
Studio City Co. Ltd. 7.25% 11/30/21 (a)	6,220	6,366
Viking Cruises Ltd. 5.875% 9/15/27 (a)	11,595	12,320
Voc Escrow Ltd. 5% 2/15/28 (a)	10,755	11,185
		65,142
Metals/Mining - 1.0%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (a)	3,565	3,823
6.75% 9/30/24 (a)	7,705	8,119
7% 9/30/26 (a)	6,385	6,936
Aleris International, Inc. 6% 6/1/20 (a)(d)	151	151
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	2,110	2,068
6.875% 3/1/26 (a)	18,720	18,346
7.5% 4/1/25 (a)	1,810	1,812
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (a)	9,015	8,897
4.75% 5/15/22 (a)	7,950	8,189
5.125% 3/15/23 (a)	12,860	13,390
5.125% 5/15/24 (a)	9,780	10,269
Freeport-McMoRan, Inc. 5.45% 3/15/43	5,135	4,776
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	6,445	6,824
Mineral Resources Ltd. 8.125% 5/1/27 (a)	18,015	18,961
Murray Energy Corp.:
11.25% 4/15/21 (a)(f)	8,915	11
12% 4/15/24 pay-in-kind (a)(b)(f)	10,343	90
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	9,795	8,326
		120,988
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (a)	4,105	4,269
Mercer International, Inc. 7.375% 1/15/25 (a)	12,070	12,523
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (b)(d)(e)(f)	6,337	0
11.375% 12/31/2014 (d)(f)	12,582	0
		16,792
Publishing/Printing - 0.4%
Cengage Learning, Inc. 9.5% 6/15/24 (a)	24,130	21,596
Getty Images, Inc. 9.75% 3/1/27 (a)	20,665	20,897
		42,493
Restaurants - 1.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (a)	9,165	9,214
5% 10/15/25 (a)	65,605	67,573
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	22,555	23,234
8.75% 10/1/25 (a)	24,245	25,518
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	9,215	9,630
5% 6/1/24 (a)	8,800	9,130
5.25% 6/1/26 (a)	8,800	9,306
Yum! Brands, Inc. 4.75% 1/15/30 (a)	10,355	10,860
		164,465
Services - 1.2%
Avantor, Inc. 6% 10/1/24 (a)	12,090	12,923
BidFair MergeRight, Inc. 7.375% 10/15/27 (a)	25,215	25,215
CDK Global, Inc. 5.875% 6/15/26	4,545	4,863
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	8,765	9,110
Iron Mountain, Inc. 4.875% 9/15/29 (a)	24,110	24,683
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	10,355	10,808
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (a)	3,510	3,659
Tempo Acquisition LLC 6.75% 6/1/25 (a)	8,815	9,068
The Brink's Co. 4.625% 10/15/27 (a)	12,180	12,332
The GEO Group, Inc.:
5.125% 4/1/23	5,835	5,135
5.875% 10/15/24	5,045	4,213
6% 4/15/26	4,130	3,273
United Rentals North America, Inc.:
3.875% 11/15/27 (c)	5,560	5,617
5.5% 5/15/27	7,325	7,723
		138,622
Steel - 0.6%
Algoma Steel SCA 0% 12/31/23 (d)	1,982	1,407
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (a)	12,165	12,500
5.75% 3/1/25	3,141	3,102
5.875% 6/1/27 (a)	18,030	17,196
Commercial Metals Co. 5.75% 4/15/26	9,135	9,420
Infrabuild Australia Pty Ltd. 12% 10/1/24 (a)	9,055	9,228
JMC Steel Group, Inc. 9.875% 6/15/23 (a)	3,000	3,164
United States Steel Corp. 6.25% 3/15/26	12,205	10,219
		66,236
Technology - 2.1%
Ascend Learning LLC:
6.875% 8/1/25 (a)	11,865	12,384
6.875% 8/1/25 (a)	4,115	4,305
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	23,415	24,205
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	34,618	32,238
Camelot Finance SA 4.5% 11/1/26 (a)	10,590	10,700
CDW LLC/CDW Finance Corp. 5% 9/1/25	6,380	6,667
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	19,115	19,629
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	9,345	9,906
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	8,065	8,569
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (a)	4,060	4,211
MTS Systems Corp. 5.75% 8/15/27 (a)	3,140	3,289
NCR Corp.:
5.75% 9/1/27 (a)	9,035	9,250
6.125% 9/1/29 (a)	9,035	9,464
Open Text Corp. 5.875% 6/1/26 (a)	8,535	9,100
Parametric Technology Corp. 6% 5/15/24	3,490	3,708
Qorvo, Inc. 5.5% 7/15/26	6,085	6,496
Sensata Technologies BV 5% 10/1/25 (a)	11,210	12,081
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	11,535	12,335
Symantec Corp. 5% 4/15/25 (a)	10,050	10,301
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (a)	16,225	15,941
10.5% 2/1/24 (a)	29,743	28,107
		252,886
Telecommunications - 5.9%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (a)	22,740	23,934
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (a)	24,135	25,070
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	3,190	3,290
5.375% 3/15/27	2,735	2,923
Frontier Communications Corp. 8.5% 4/1/26 (a)	31,445	31,524
GCI, Inc. 6.875% 4/15/25	10,905	11,464
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.875% 5/1/24 (a)	24,025	25,286
Intelsat Jackson Holdings SA:
5.5% 8/1/23	15,020	14,044
8.5% 10/15/24 (a)	46,525	46,883
9.75% 7/15/25 (a)	56,970	59,117
Sable International Finance Ltd. 5.75% 9/7/27 (a)	15,035	15,636
SFR Group SA:
5.5% 1/15/28 (a)	22,110	22,525
7.375% 5/1/26 (a)	125,670	134,573
8.125% 2/1/27 (a)	7,635	8,465
Sprint Capital Corp.:
6.875% 11/15/28	60,109	65,218
8.75% 3/15/32	67,236	81,986
Sprint Corp. 7.625% 3/1/26	34,025	37,640
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	25,600	27,226
Telesat Canada/Telesat LLC 6.5% 10/15/27 (a)	7,880	8,225
U.S. West Communications 7.25% 9/15/25	1,480	1,697
UPCB Finance IV Ltd. 5.375% 1/15/25 (a)	11,930	12,303
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	31,195	31,706
6% 4/1/23	11,035	11,350
6.375% 5/15/25	2,440	2,508
		704,593
Transportation Ex Air/Rail - 0.3%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	3,310	3,571
5.25% 5/15/24 (a)	17,970	19,596
5.5% 1/15/23 (a)	5,305	5,725
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	10,180	10,065
		38,957
Utilities - 2.4%
EnLink Midstream Partners LP:
4.15% 6/1/25	5,410	4,882
4.4% 4/1/24	5,415	5,077
Global Partners LP/GLP Finance Corp. 7% 6/15/23	11,295	11,670
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	8,025	8,346
4.5% 9/15/27 (a)	5,580	5,692
NRG Energy, Inc.:
5.75% 1/15/28	34,385	37,222
6.625% 1/15/27	26,747	28,987
Pacific Gas & Electric Co.:
3.75% 8/15/42 (f)	7,585	6,902
3.95% 12/1/47 (f)	53,930	48,807
4% 12/1/46 (f)	24,380	22,186
4.25% 3/15/46 (f)	2,400	2,208
4.3% 3/15/45 (f)	5,995	5,515
6.05% 3/1/34 (f)	7,690	7,709
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	5,475	5,612
The AES Corp. 4.5% 3/15/23	5,175	5,291
Vertiv Group Corp. 9.25% 10/15/24 (a)	2,785	2,620
Vistra Operations Co. LLC:
5% 7/31/27 (a)	22,585	23,375
5.5% 9/1/26 (a)	16,965	17,927
5.625% 2/15/27 (a)	28,195	29,887
		279,915

TOTAL NONCONVERTIBLE BONDS		6,644,656

TOTAL CORPORATE BONDS
(Cost $6,527,631)		6,665,336
	Shares	Value (000s)

Common Stocks - 20.6%
Air Transportation - 1.0%
Air Canada (g)	3,438,100	122,426
Automotive & Auto Parts - 0.2%
Allison Transmission Holdings, Inc.	285,200	12,438
Chassix Holdings, Inc. warrants 7/29/20 (d)(g)	37,382	184
Exide Technologies (d)(g)	9,824	10
Exide Technologies (d)(g)	32,746	0
Exide Technologies (d)(h)	146,110	1,302
Motors Liquidation Co. GUC Trust (g)	11,464	113
UC Holdings, Inc. (d)(g)	677,217	13,077

TOTAL AUTOMOTIVE & AUTO PARTS		27,124

Banks & Thrifts - 0.5%
Bank of America Corp.	747,115	23,362
JPMorgan Chase & Co.	250,380	31,277

TOTAL BANKS & THRIFTS		54,639

Broadcasting - 0.5%
iHeartMedia, Inc. (g)(i)	118,490	1,699
iHeartMedia, Inc. warrants 5/1/39 (g)	104	1
Nexstar Broadcasting Group, Inc. Class A	376,429	36,623
Sinclair Broadcast Group, Inc. Class A	402,800	16,048

TOTAL BROADCASTING		54,371

Cable/Satellite TV - 0.8%
Altice U.S.A., Inc. Class A (g)	1,930,500	59,749
Comcast Corp. Class A	806,200	36,134

TOTAL CABLE/SATELLITE TV		95,883

Capital Goods - 0.7%
Fortive Corp.	268,800	18,547
Thermo Fisher Scientific, Inc.	112,300	33,912
Zebra Technologies Corp. Class A (g)	115,500	27,474

TOTAL CAPITAL GOODS		79,933

Chemicals - 0.2%
CF Industries Holdings, Inc.	355,000	16,099
Hexion U.S. Finance Corp. (g)	90,260	912
The Chemours Co. LLC	781,940	12,832

TOTAL CHEMICALS		29,843

Consumer Products - 0.1%
Reddy Ice Holdings, Inc. (d)	199,717	60
Reddy Ice Holdings, Inc. (d)(g)	496,439	0
Ulta Beauty, Inc. (g)	72,500	16,903

TOTAL CONSUMER PRODUCTS		16,963

Diversified Financial Services - 1.3%
American Express Co.	270,700	31,748
MasterCard, Inc. Class A	317,600	87,915
OneMain Holdings, Inc.	764,900	30,596
Penson Worldwide, Inc. Class A (d)(g)	10,322,034	0
PJT Partners, Inc.	5,092	211

TOTAL DIVERSIFIED FINANCIAL SERVICES		150,470

Energy - 0.1%
Chaparral Energy, Inc. Class A (g)(i)	146,806	138
Forbes Energy Services Ltd. (g)	193,218	58
Goodrich Petroleum Corp. (g)	129,527	1,247
Harvest Oil & Gas Corp.	254,828	1,389
MEG Energy Corp. (g)	2,376,100	9,128
Ultra Petroleum Corp. warrants 7/14/25 (g)	211,400	0
VNR Finance Corp. (d)(g)	119,961	0
VNR Finance Corp. (a)(d)(g)	577,714	0

TOTAL ENERGY		11,960

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (d)(g)	183,263	6,445
Food/Beverage/Tobacco - 0.9%
Darling International, Inc. (g)	1,038,617	20,045
JBS SA	12,222,900	86,220

TOTAL FOOD/BEVERAGE/TOBACCO		106,265

Gaming - 1.6%
Boyd Gaming Corp.	1,699,600	46,314
Eldorado Resorts, Inc. (g)(i)	1,155,536	51,733
Melco Crown Entertainment Ltd. sponsored ADR	940,927	20,268
MGM Mirage, Inc.	603,800	17,208
Penn National Gaming, Inc. (g)	1,786,500	38,079
Studio City International Holdings Ltd. ADR	695,700	13,371

TOTAL GAMING		186,973

Healthcare - 1.9%
Alexion Pharmaceuticals, Inc. (g)	182,800	19,267
Charles River Laboratories International, Inc. (g)	185,000	24,046
Cigna Corp.	158,700	28,322
Encompass Health Corp.	34	2
Humana, Inc.	105,400	31,009
IQVIA Holdings, Inc. (g)	393,500	56,829
Jazz Pharmaceuticals PLC (g)	197,900	24,862
Rotech Healthcare, Inc. (d)(g)	185,710	1,924
UnitedHealth Group, Inc.	144,600	36,540

TOTAL HEALTHCARE		222,801

Homebuilders/Real Estate - 0.0%
American Tower Corp.	11,612	2,532
Leisure - 0.1%
Royal Caribbean Cruises Ltd.	148,900	16,205
Metals/Mining - 0.1%
Aleris Corp. (d)(g)	127,520	0
Elah Holdings, Inc. (g)	906	53
First Quantum Minerals Ltd.	1,764,200	14,908

TOTAL METALS/MINING		14,961

Services - 1.6%
Air Lease Corp. Class A	594,900	26,164
HD Supply Holdings, Inc. (g)	1,062,000	41,991
Novus Holdings Ltd.	100,408	18
Penhall Acquisition Co.:
Class A (d)(g)	26,163	1,717
Class B (d)(g)	8,721	572
United Rentals, Inc. (g)	524,794	70,097
Visa, Inc. Class A	255,040	45,616

TOTAL SERVICES		186,175

Steel - 0.0%
Algoma Steel GP (d)	198,162	4
Algoma Steel SCA (d)	198,162	32

TOTAL STEEL		36

Super Retail - 0.4%
Amazon.com, Inc. (g)	22,800	40,508
Arena Brands Holding Corp. Class B (d)(g)(h)	659,302	5,301

TOTAL SUPER RETAIL		45,809

Technology - 6.4%
Adobe, Inc. (g)	256,400	71,261
Advanced Micro Devices, Inc. (g)	800,500	27,161
Alphabet, Inc. Class A (g)	49,800	62,688
CDW Corp.	247,000	31,594
EPAM Systems, Inc. (g)	261,900	46,084
Facebook, Inc. Class A (g)	257,000	49,254
Fiserv, Inc. (g)	316,513	33,595
Global Payments, Inc.	456,924	77,302
GoDaddy, Inc. (g)	281,500	18,306
Lam Research Corp.	153,700	41,659
Microchip Technology, Inc. (i)	511,900	48,267
Micron Technology, Inc. (g)	528,100	25,111
Microsoft Corp.	513,800	73,664
ON Semiconductor Corp. (g)	1,315,038	26,827
PayPal Holdings, Inc. (g)	609,400	63,439
Salesforce.com, Inc. (g)	153,800	24,068
SS&C Technologies Holdings, Inc.	333,382	17,339
Verra Mobility Corp. (g)	627,800	9,009
VMware, Inc. Class A	113,600	17,979

TOTAL TECHNOLOGY		764,607

Telecommunications - 1.1%
Crown Castle International Corp.	293,400	40,721
Palo Alto Networks, Inc. (g)	118,300	26,900
T-Mobile U.S., Inc. (g)	810,400	66,988

TOTAL TELECOMMUNICATIONS		134,609

Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (d)(g)(h)	598,287	1
Class A2 (d)(g)(h)	598,287	1
Class A3 (d)(g)(h)	598,287	1
Class A4 (d)(g)(h)	598,287	1
Class A5 (d)(g)(h)	598,287	1
Class A6 (d)(g)(h)	598,287	1
Class A7 (d)(g)(h)	598,287	1
Class A8 (d)(g)(h)	598,287	1
Class A9 (d)(g)(h)	598,287	1
U.S. Shipping Partners Corp. (d)(g)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (d)(g)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		9

Utilities - 1.0%
NRG Energy, Inc.	986,100	39,562
Portland General Electric Co.	14,817	843
Vistra Energy Corp.	3,126,400	84,507

TOTAL UTILITIES		124,912

TOTAL COMMON STOCKS
(Cost $1,871,633)		2,455,951

Nonconvertible Preferred Stocks - 0.0%
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (d)(g)(h)
(Cost $10,250)	287,159,690	97
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 4.4%
Air Transportation - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (b)(e)	1,197	1,198
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (b)(e)	643	644

TOTAL AIR TRANSPORTATION		1,842

Automotive & Auto Parts - 0.2%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 2/5/26 (b)(e)	17,880	17,938
Banks & Thrifts - 0.0%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 2/27/26 (b)(e)	2,980	2,986
Broadcasting - 0.1%
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0315% 5/1/26 (b)(e)	2,313	2,320
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5543% 9/19/26 (b)(e)	4,445	4,459

TOTAL BROADCASTING		6,779

Building Materials - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8% 9/27/24 (b)(e)	2,950	2,581
Cable/Satellite TV - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.8282% 10/22/26 (b)(e)	2,140	2,152
Energy - 1.7%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5359% 11/3/25 (b)(e)	6,055	5,306
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 6/24/24 (b)(e)	8,846	7,752
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.1746% 12/31/21 (b)(e)	90,370	59,644
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5496% 12/31/22 (b)(e)	102,975	88,095
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 8/1/23 (b)(e)	1,405	1,416
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (b)(e)	35,950	33,771
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (b)(d)	1,879	1,893
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 10% 5/11/20 (b)(d)(e)(j)	10,780	10,241

TOTAL ENERGY		208,118

Healthcare - 0.3%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 6/13/26 (b)(e)	37,715	34,772
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9213% 6/1/25 (b)(e)	2,003	2,009

TOTAL HEALTHCARE		36,781

Hotels - 0.2%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.1044% 5/28/27 (b)(e)	23,945	20,353
Insurance - 0.2%
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.9395% 4/25/25 (b)(e)	5,372	5,250
3 month U.S. LIBOR + 4.000% 4/25/25 (e)(k)	19,275	19,236

TOTAL INSURANCE		24,486

Metals/Mining - 0.1%
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 7.4286% 7/29/20 (b)(e)	7,607	6,998
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 10/17/22 (e)(f)(k)	22,488	7,079

TOTAL METALS/MINING		14,077

Services - 0.4%
Almonde, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (b)(e)	30,761	28,697
BidFair MergeRight, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4085% 1/23/27 (b)(e)	11,264	10,989
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3544% 8/22/25 (b)(e)	6,055	6,010

TOTAL SERVICES		45,696

Technology - 1.1%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 10/2/25 (b)(e)	36,737	33,943
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 10/31/26 (e)(k)	1,150	1,153
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 10/28/26 (e)(k)	600	599
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5031% 11/1/24 (b)(e)	19,695	19,772
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.2% 1/20/24 (b)(e)	3,085	3,014
3 month U.S. LIBOR + 9.000% 10.95% 1/20/25 (b)(e)	10,270	10,065
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.5549% 9/29/24 (b)(e)	4,598	4,595
3 month U.S. LIBOR + 8.500% 10.3049% 9/29/25 (b)(e)	24,662	24,748
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 9/19/26 (b)(e)	7,845	7,875
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.6635% 10/11/26 (b)(e)	15,014	14,404
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6635% 10/11/25 (b)(e)	11,054	10,747

TOTAL TECHNOLOGY		130,915

Telecommunications - 0.1%
Iridium Satellite LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 10/18/26 (e)(k)	2,125	2,136
Triton Bidco Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9/23/26 (e)(k)	9,050	8,906

TOTAL TELECOMMUNICATIONS		11,042

TOTAL BANK LOAN OBLIGATIONS
(Cost $597,077)		525,746

Preferred Securities - 9.3%
Banks & Thrifts - 7.8%
Bank of America Corp.:
5.125% (b)(l)	36,030	38,643
5.2% (b)(l)	61,440	65,387
5.875% (b)(l)	102,630	113,615
6.25% (b)(l)	28,555	31,861
Citigroup, Inc.:
5% (b)(l)	60,300	62,825
5.8% (b)(l)	41,925	43,069
5.9% (b)(l)	27,015	28,906
5.95% (b)(l)	51,015	54,778
6.3% (b)(l)	5,610	6,197
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 3.884% 6.065% (b)(e)(l)	25,687	26,099
5% (b)(l)	84,915	86,255
5.375% (b)(l)	31,615	32,884
Huntington Bancshares, Inc. 5.7% (b)(l)	12,990	13,428
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.4186% (b)(e)(l)	43,545	44,016
5% (b)(l)	30,845	32,419
5.3% (b)(l)	16,855	17,554
6% (b)(l)	69,385	75,513
6.125% (b)(l)	17,585	19,174
6.75% (b)(l)	8,330	9,471
Wells Fargo & Co.:
5.875% (b)(l)	50,420	56,965
5.9% (b)(l)	63,075	69,534

TOTAL BANKS & THRIFTS		928,593

Diversified Financial Services - 0.3%
AerCap Holdings NV 5.875% 10/10/79 (b)	33,325	34,859
Energy - 1.2%
DCP Midstream Partners LP 7.375% (b)(l)	15,260	15,115
Energy Transfer Partners LP:
6.25% (b)(l)	70,123	66,143
6.625% (b)(l)	27,290	26,411
MPLX LP 6.875% (b)(l)	30,450	31,310
Summit Midstream Partners LP 9.5% (b)(l)	15,260	9,249

TOTAL ENERGY		148,228

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (a)(f)(l)	2,940	221
TOTAL PREFERRED SECURITIES
(Cost $1,066,761)		1,111,901
	Shares	Value (000s)

Money Market Funds - 10.1%
Fidelity Cash Central Fund 1.83% (m)	1,147,771,189	1,148,001
Fidelity Securities Lending Cash Central Fund 1.84% (m)(n)	57,487,687	57,493
TOTAL MONEY MARKET FUNDS
(Cost $1,205,447)		1,205,494
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $11,278,799)		11,964,525
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(52,217)
NET ASSETS - 100%		$11,912,308

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,070,982,000 or 34.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Non-income producing

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,706,000 or 0.1% of net assets.

 (i) Security or a portion of the security is on loan at period end.

 (j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $7,700,000 and $7,315,000, respectively.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Exide Technologies	4/30/15 - 6/1/19	$2,366
Tricer Holdco SCA	10/16/09 - 12/30/17	$10,248
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,654

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$10,780
Fidelity Securities Lending Cash Central Fund	123
Total	$10,903

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$329,184	$329,183	$1	$--
Consumer Discretionary	280,463	260,589	--	19,874
Consumer Staples	112,770	106,265	--	6,505
Energy	11,960	11,960	--	--
Financials	117,307	117,307	--	--
Health Care	256,713	254,789	--	1,924
Industrials	294,076	291,681	--	2,395
Information Technology	840,570	840,570	--	--
Materials	44,840	44,804	--	36
Real Estate	43,253	43,253	--	--
Utilities	124,912	124,912	--	--
Corporate Bonds	6,665,336	--	6,661,296	4,040
Bank Loan Obligations	525,746	--	513,612	12,134
Preferred Securities	1,111,901	--	1,111,901	--
Money Market Funds	1,205,494	1,205,494	--	--
Total Investments in Securities:	$11,964,525	$3,630,807	$8,286,810	$46,908

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.2%
Canada	4.1%
Luxembourg	1.7%
Cayman Islands	1.4%
France	1.4%
Netherlands	1.3%
Multi-National	1.1%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,767) — See accompanying schedule: Unaffiliated issuers (cost $10,073,352)	$10,759,031
Fidelity Central Funds (cost $1,205,447)	1,205,494
Total Investment in Securities (cost $11,278,799)		$11,964,525
Cash		6,812
Receivable for investments sold		24,629
Receivable for fund shares sold		10,545
Dividends receivable		301
Interest receivable		124,061
Distributions receivable from Fidelity Central Funds		1,532
Prepaid expenses		21
Other receivables		566
Total assets		12,132,992
Liabilities
Payable for investments purchased
Regular delivery	$79,005
Delayed delivery	61,215
Payable for fund shares redeemed	11,073
Distributions payable	4,464
Accrued management fee	5,437
Other affiliated payables	1,197
Other payables and accrued expenses	799
Collateral on securities loaned	57,494
Total liabilities		220,684
Net Assets		$11,912,308
Net Assets consist of:
Paid in capital		$11,098,021
Total accumulated earnings (loss)		814,287
Net Assets, for 1,188,113 shares outstanding		$11,912,308
Net Asset Value, offering price and redemption price per share ($11,912,308 ÷ 1,188,113 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$43,814
Interest		241,931
Income from Fidelity Central Funds (including $123 from security lending)		10,903
Total income		296,648
Expenses
Management fee	$32,415
Transfer agent fees	6,436
Accounting fees	724
Custodian fees and expenses	58
Independent trustees' fees and expenses	33
Registration fees	154
Audit	61
Legal	97
Miscellaneous	88
Total expenses before reductions	40,066
Expense reductions	(32)
Total expenses after reductions		40,034
Net investment income (loss)		256,614
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,020
Fidelity Central Funds	2
Total net realized gain (loss)		51,022
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(97,330)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(97,328)
Net gain (loss)		(46,306)
Net increase (decrease) in net assets resulting from operations		$210,308

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$256,614	$514,624
Net realized gain (loss)	51,022	78,620
Change in net unrealized appreciation (depreciation)	(97,328)	114,337
Net increase (decrease) in net assets resulting from operations	210,308	707,581
Distributions to shareholders	(271,923)	(807,791)
Share transactions
Proceeds from sales of shares	1,256,229	2,212,313
Reinvestment of distributions	240,851	721,792
Cost of shares redeemed	(1,154,279)	(3,255,515)
Net increase (decrease) in net assets resulting from share transactions	342,801	(321,410)
Total increase (decrease) in net assets	281,186	(421,620)
Net Assets
Beginning of period	11,631,122	12,052,742
End of period	$11,912,308	$11,631,122
Other Information
Shares
Sold	125,725	223,038
Issued in reinvestment of distributions	24,156	73,721
Redeemed	(115,539)	(333,577)
Net increase (decrease)	34,342	(36,818)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital & Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.12	$10.09	$9.24	$9.99	$10.07
Income from Investment Operations
Net investment income (loss)A	.219	.432	.482	.430	.404	.416
Net realized and unrealized gain (loss)	(.037)	.207	.065	.824	(.710)	.276
Total from investment operations	.182	.639	.547	1.254	(.306)	.692
Distributions from net investment income	(.200)	(.487)	(.410)	(.405)	(.387)	(.411)
Distributions from net realized gain	(.032)	(.192)	(.107)	–	(.058)	(.362)
Total distributions	(.232)	(.679)	(.517)	(.405)	(.445)	(.773)
Redemption fees added to paid in capitalA	–	–	–B	.001	.001	.001
Net asset value, end of period	$10.03	$10.08	$10.12	$10.09	$9.24	$9.99
Total ReturnC,D	1.84%	6.74%	5.51%	13.85%	(3.05)%	7.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.69%	.67%	.73%	.75%	.72%
Expenses net of fee waivers, if any	.68%G	.69%	.67%	.73%	.75%	.72%
Expenses net of all reductions	.68%G	.69%	.67%	.73%	.74%	.72%
Net investment income (loss)	4.36%G	4.37%	4.71%	4.45%	4.30%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$11,912	$11,631	$12,053	$11,230	$10,188	$11,160
Portfolio turnover rateH	51%G	43%	39%	39%	35%	41%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $539 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,205,021
Gross unrealized depreciation	(485,478)
Net unrealized appreciation (depreciation)	$719,543
Tax cost	$11,244,982

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,736,206 and $2,735,304, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $4. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $3 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $27.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Litigation.

The Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs sought an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contended that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In May 2019, the parties reached a settlement that has been approved by the Bankruptcy Court. Under the terms of the settlement, the Fund will not be required to return any of the proceeds received in 2009, and will be entitled to recover a portion of the legal costs incurred in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	.68%	$1,000.00	$1,018.40	$3.45
Hypothetical-C		$1,000.00	$1,021.72	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

CAI-SANN-1219
1.538653.122

Fidelity® High Income Fund

Semi-Annual Report

October 31, 2019

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	2.9
Tenet Healthcare Corp.	2.1
Community Health Systems, Inc.	1.8
Valeant Pharmaceuticals International, Inc.	1.5
CSC Holdings LLC	1.6
9.9

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Energy	14.3
Telecommunications	10.5
Healthcare	9.1
Diversified Financial Services	6.8
Cable/Satellite TV	6.6

Quality Diversification (% of fund's net assets)

As of October 31, 2019
BBB	4.5%
BB	40.3%
B	33.7%
CCC,CC,C	13.3%
D	0.3%
Not Rated	0.7%
Equities	0.5%
Short-Term Investments and Net Other Assets	6.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Nonconvertible Bonds	87.8%
Convertible Bonds, Preferred Stocks	0.6%
Common Stocks	0.4%
Bank Loan Obligations	2.0%
Other Investments	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	6.7%

 * Foreign investments - 24.1%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$3,133	$2,808
3.375% 8/15/26	26,345	24,634
		27,442
Nonconvertible Bonds - 87.8%
Aerospace - 3.1%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	22,816	23,843
Bombardier, Inc.:
6.125% 1/15/23 (a)	4,738	4,631
7.5% 12/1/24 (a)	17,059	16,537
7.5% 3/15/25 (a)	26,233	25,085
7.875% 4/15/27 (a)	14,387	13,596
BWX Technologies, Inc. 5.375% 7/15/26 (a)	17,280	18,300
TransDigm, Inc.:
6% 7/15/22	1,116	1,135
6.25% 3/15/26 (a)	21,499	23,031
6.5% 7/15/24	31,608	32,635
6.5% 5/15/25	3,319	3,448
		162,241
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	27,898	30,583
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
3.875% 5/21/24	7,994	8,349
4.25% 4/15/21	3,755	3,850
5.75% 11/20/25	47,050	52,402
8% 11/1/31	7,348	10,269
		74,870
Broadcasting - 1.5%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	6,349	6,484
4.625% 7/15/24 (a)	7,142	7,463
5% 8/1/27 (a)	20,227	21,264
5.375% 4/15/25 (a)	21,979	22,858
5.375% 7/15/26 (a)	18,249	19,253
		77,322
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	14,301	14,623
Cable/Satellite TV - 6.2%
Cablevision Systems Corp. 5.875% 9/15/22	1,170	1,262
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	7,641	7,775
5% 2/1/28 (a)	12,013	12,569
5.125% 2/15/23	5,238	5,349
5.125% 5/1/23 (a)	5,390	5,518
5.125% 5/1/27 (a)	18,817	19,828
5.5% 5/1/26 (a)	26,948	28,396
5.75% 9/1/23	6,129	6,252
5.75% 2/15/26 (a)	26,531	28,017
5.875% 4/1/24 (a)	21,485	22,398
5.875% 5/1/27 (a)	21,160	22,430
CSC Holdings LLC:
5.25% 6/1/24	1,517	1,635
5.375% 7/15/23 (a)	15,336	15,719
5.5% 5/15/26 (a)	32,797	34,560
5.5% 4/15/27 (a)	12,869	13,641
7.5% 4/1/28 (a)	4,650	5,231
7.75% 7/15/25 (a)	9,015	9,669
DISH DBS Corp.:
5.875% 11/15/24	3,152	3,160
7.75% 7/1/26	15,777	15,917
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	12,703	13,354
Ziggo B.V. 5.5% 1/15/27 (a)	28,636	30,211
Ziggo Bond Co. BV 6% 1/15/27 (a)	2,185	2,283
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	21,563	22,210
		327,384
Capital Goods - 0.8%
AECOM:
5.125% 3/15/27	26,360	27,802
5.875% 10/15/24	14,724	15,884
		43,686
Chemicals - 2.2%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	3,990	4,349
10% 10/15/25	5,806	6,488
CF Industries Holdings, Inc.:
5.15% 3/15/34	12,380	13,123
5.375% 3/15/44	11,479	11,766
Element Solutions, Inc. 5.875% 12/1/25 (a)	16,697	17,430
OCI NV 6.625% 4/15/23 (a)	18,719	19,538
Olin Corp. 5.125% 9/15/27	2,193	2,256
The Chemours Co. LLC:
5.375% 5/15/27	8,302	7,377
6.625% 5/15/23	5,481	5,452
7% 5/15/25	14,582	14,072
TPC Group, Inc. 10.5% 8/1/24 (a)	3,167	3,357
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	4,391	4,232
Valvoline, Inc.:
4.375% 8/15/25	1,483	1,509
5.5% 7/15/24	1,850	1,920
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,816	1,884
5.625% 10/1/24 (a)	1,762	1,903
		116,656
Consumer Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	671	700
Containers - 2.8%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	5,451	5,669
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	23,095	23,644
6% 2/15/25 (a)	31,069	32,622
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,934	2,021
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	24,662	25,741
OI European Group BV 4% 3/15/23 (a)	3,094	3,079
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	6,060	6,257
5.375% 1/15/25 (a)	7,524	7,590
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	9,149	9,386
7% 7/15/24 (a)	9,359	9,687
Silgan Holdings, Inc. 4.75% 3/15/25	1,062	1,086
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	15,341	16,070
8.5% 8/15/27 (a)	3,065	3,268
		146,120
Diversified Financial Services - 6.3%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,018	977
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	14,220	14,931
FLY Leasing Ltd.:
5.25% 10/15/24	27,627	28,456
6.375% 10/15/21	9,325	9,482
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,171	4,207
6.25% 2/1/22	19,908	20,381
6.25% 5/15/26	11,621	12,318
6.375% 12/15/25	19,248	20,210
6.75% 2/1/24	10,182	10,615
MSCI, Inc.:
4.75% 8/1/26 (a)	1,552	1,626
5.375% 5/15/27 (a)	5,150	5,498
5.75% 8/15/25 (a)	3,216	3,373
Navient Corp.:
5% 10/26/20	2,120	2,159
5.5% 1/25/23	2,834	2,944
5.875% 10/25/24	255	261
6.125% 3/25/24	3,593	3,756
6.5% 6/15/22	10,436	11,167
6.625% 7/26/21	3,671	3,877
6.75% 6/25/25	10,471	11,044
6.75% 6/15/26	2,590	2,707
7.25% 1/25/22	6,603	7,162
7.25% 9/25/23	8,735	9,542
8% 3/25/20	8,818	9,005
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	4,621	4,854
5.25% 8/15/22 (a)	16,501	17,573
5.5% 2/15/24 (a)	18,619	20,470
Quicken Loans, Inc. 5.25% 1/15/28 (a)	24,206	24,962
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	18,601	18,787
6.875% 2/15/23 (a)	19,527	19,966
Springleaf Finance Corp.:
6.875% 3/15/25	8,214	9,302
7.125% 3/15/26	15,263	17,400
		329,012
Diversified Media - 0.9%
MDC Partners, Inc. 6.5% 5/1/24 (a)	14,205	13,584
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	15,772	15,693
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	19,531	19,629
		48,906
Energy - 13.6%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	6,858	7,080
California Resources Corp. 8% 12/15/22 (a)	41,050	11,905
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	2,027	2,248
7% 6/30/24	34,528	39,710
Cheniere Energy Partners LP:
5.25% 10/1/25	53,308	55,174
5.625% 10/1/26	6,657	7,031
Chesapeake Energy Corp.:
8% 1/15/25	26,130	17,246
8% 6/15/27	16,965	10,603
Citgo Holding, Inc. 9.25% 8/1/24 (a)	5,208	5,436
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	19,057	19,248
Comstock Escrow Corp. 9.75% 8/15/26	19,678	15,546
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (a)(b)(c)	8,576	8,512
6.5% 5/15/26 (a)	9,790	9,423
6.875% 6/15/25 (a)	2,295	2,226
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	11,117	11,478
6.25% 4/1/23	13,789	14,026
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	13,176	13,308
DCP Midstream Operating LP 5.375% 7/15/25	16,932	17,821
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	24,563	18,054
9% 5/15/21 (a)	2,173	1,901
9.25% 3/31/22 (a)	17,284	14,173
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(d)	8,278	5,753
EQT Corp. 3.9% 10/1/27	24,454	21,576
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	22,545	23,588
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	14,327	12,720
5.75% 10/1/25 (a)	5,635	5,029
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	857	780
Jonah Energy LLC 7.25% 10/15/25 (a)	23,715	6,640
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	3,588	3,588
MEG Energy Corp.:
6.375% 1/30/23 (a)	8,880	8,392
7% 3/31/24 (a)	14,494	13,614
Nabors Industries, Inc.:
5.5% 1/15/23	1,270	1,073
5.75% 2/1/25	11,381	8,482
Noble Holding International Ltd.:
5.25% 3/15/42	4,122	1,566
6.05% 3/1/41	4,073	1,426
7.875% 2/1/26 (a)	4,880	3,221
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	12,257	12,564
5.375% 1/15/25 (a)	6,104	6,284
5.625% 10/15/27 (a)	2,154	2,224
6.25% 6/1/24 (a)	906	943
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	16,541	17,037
7.25% 6/15/25	959	1,002
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,650	4,766
Range Resources Corp.:
4.875% 5/15/25	10,799	8,666
5% 3/15/23	4,861	4,205
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	12,277	12,412
Sanchez Energy Corp. 7.25% 2/15/23 (a)(d)	32,078	21,813
SemGroup Corp. 6.375% 3/15/25	25,410	26,331
Semgroup Corp. / Rose Rock Finance 5.625% 11/15/23	10,020	10,245
Southwestern Energy Co.:
7.5% 4/1/26	9,071	7,961
7.75% 10/1/27	6,173	5,309
Summit Midstream Holdings LLC 5.75% 4/15/25	33,036	25,603
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	6,398	6,566
5.5% 2/15/26	4,592	4,747
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	5,987	6,015
5.125% 2/1/25	460	472
5.25% 5/1/23	17,324	17,389
5.375% 2/1/27	460	471
5.875% 4/15/26	15,924	16,622
6.75% 3/15/24	3,167	3,285
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	7,171	7,386
5% 1/31/28 (a)	2,805	2,958
Tervita Escrow Corp. 7.625% 12/1/21 (a)	6,210	6,132
U.S.A. Compression Partners LP:
6.875% 4/1/26	11,701	11,818
6.875% 9/1/27 (a)	3,813	3,813
Valaris PLC:
4.5% 10/1/24	4,264	2,175
5.2% 3/15/25	2,296	1,194
7.75% 2/1/26	13,271	6,967
Viper Energy Partners LP 5.375% 11/1/27 (a)	13,363	13,597
Weatherford International Ltd.:
5.95% 4/15/42 (d)	443	133
6.5% 8/1/36 (d)	4,450	1,346
7% 3/15/38 (d)	14,847	4,454
9.875% 2/15/24 (d)	5,443	1,660
Weatherford International, Inc.:
6.8% 6/15/37 (d)	4,264	1,290
9.875% 3/1/25 (d)	21,396	6,633
		714,085
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	21,248	21,584
Food/Beverage/Tobacco - 3.7%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	15,147	15,185
Cott Holdings, Inc. 5.5% 4/1/25 (a)	8,092	8,436
ESAL GmbH 6.25% 2/5/23 (a)	5,009	5,106
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	24,735	25,693
5.875% 7/15/24 (a)	10,985	11,328
6.75% 2/15/28 (a)	35,558	39,114
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	14,010	15,096
6.5% 4/15/29 (a)	21,269	23,662
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	6,613	6,952
4.875% 11/1/26 (a)	1,537	1,616
Post Holdings, Inc.:
5% 8/15/26 (a)	8,003	8,324
5.5% 3/1/25 (a)	5,899	6,180
5.75% 3/1/27 (a)	5,155	5,488
U.S. Foods, Inc. 5.875% 6/15/24 (a)	4,215	4,341
Vector Group Ltd. 6.125% 2/1/25 (a)	19,644	18,858
		195,379
Gaming - 6.0%
Boyd Gaming Corp.:
6% 8/15/26	3,294	3,492
6.375% 4/1/26	2,007	2,132
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	45,745	46,831
Eldorado Resorts, Inc.:
6% 4/1/25	12,600	13,246
6% 9/15/26	2,330	2,554
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	12,203	13,381
5.375% 4/15/26	999	1,099
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	25,220	26,513
MCE Finance Ltd. 4.875% 6/6/25 (a)	7,170	7,327
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	22,885	24,315
4.5% 1/15/28	1,429	1,497
5.625% 5/1/24	12,713	14,000
5.75% 2/1/27 (a)	4,396	4,967
MGM Mirage, Inc. 5.75% 6/15/25	7,759	8,603
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	12,629	13,008
Scientific Games Corp.:
5% 10/15/25 (a)	12,639	13,018
10% 12/1/22	9,822	10,104
Stars Group Holdings BV 7% 7/15/26 (a)	29,757	32,100
Station Casinos LLC 5% 10/1/25 (a)	1,640	1,663
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	12,732	12,605
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	10,537	11,093
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	13,276	13,840
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	21,553	21,661
5.5% 10/1/27 (a)	13,548	13,912
		312,961
Healthcare - 9.1%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	2,448	2,528
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	1,503	1,531
5.5% 4/1/26 (a)	6,755	7,194
Community Health Systems, Inc.:
6.25% 3/31/23	29,297	28,546
8% 3/15/26 (a)	51,306	50,152
8.625% 1/15/24 (a)	14,103	14,412
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	8,669	9,016
HCA Holdings, Inc.:
4.5% 2/15/27	2,560	2,764
5% 3/15/24	1,875	2,045
5.25% 6/15/26	5,380	6,020
5.375% 2/1/25	12,370	13,592
5.375% 9/1/26	4,518	4,925
5.875% 5/1/23	12,331	13,530
6.25% 2/15/21	7,573	7,933
Hologic, Inc.:
4.375% 10/15/25 (a)	5,698	5,838
4.625% 2/1/28 (a)	259	271
IMS Health, Inc.:
5% 10/15/26 (a)	3,785	3,993
5% 5/15/27 (a)	13,648	14,467
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	19,781	18,446
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	4,068	4,282
5.25% 8/1/26	8,245	8,657
5.5% 5/1/24	9,237	9,479
6.375% 3/1/24	4,606	4,808
Service Corp. International 5.125% 6/1/29	7,078	7,538
Teleflex, Inc. 4.875% 6/1/26	11,052	11,587
Tenet Healthcare Corp.:
4.625% 7/15/24	994	1,024
5.125% 5/1/25	11,738	12,017
6.25% 2/1/27 (a)	7,729	8,164
6.75% 6/15/23	19,086	20,231
7% 8/1/25	11,645	12,023
8.125% 4/1/22	52,490	56,818
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	12,649	13,218
5.875% 5/15/23 (a)	4,205	4,266
6.125% 4/15/25 (a)	22,023	22,863
7% 3/15/24 (a)	15,880	16,613
8.5% 1/31/27 (a)	4,269	4,803
9% 12/15/25 (a)	6,339	7,138
9.25% 4/1/26 (a)	10,250	11,596
Vizient, Inc. 6.25% 5/15/27 (a)	1,190	1,283
Wellcare Health Plans, Inc.:
5.25% 4/1/25	12,742	13,335
5.375% 8/15/26 (a)	16,100	17,126
		476,072
Homebuilders/Real Estate - 1.0%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	16,510	17,172
Howard Hughes Corp. 5.375% 3/15/25 (a)	20,858	21,666
Starwood Property Trust, Inc.:
4.75% 3/15/25	10,069	10,456
5% 12/15/21	4,592	4,753
		54,047
Hotels - 0.8%
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26	25,631	26,913
Hilton Escrow Issuer LLC 4.25% 9/1/24	11,034	11,227
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	573	606
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,797	1,896
		40,642
Insurance - 0.5%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	13,153	14,139
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	12,296	12,511
		26,650
Leisure - 0.3%
Mattel, Inc. 6.75% 12/31/25 (a)	15,992	16,732
Metals/Mining - 1.2%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	13,569	13,298
7.25% 5/15/22 (a)	2,784	2,805
7.25% 4/1/23 (a)	12,815	12,883
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,593	5,656
3.875% 3/15/23	10,764	10,925
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	18,583	18,676
		64,243
Paper - 0.7%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	10,529	11,069
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	17,561	16,463
7.875% 7/15/26 (a)	7,562	7,108
NewPage Corp. 11.375% 12/31/2014 (d)(e)	30,078	0
		34,640
Restaurants - 1.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	12,673	13,006
5% 10/15/25 (a)	4,631	4,770
Golden Nugget, Inc. 6.75% 10/15/24 (a)	22,557	23,236
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	14,553	15,099
		56,111
Services - 3.4%
ADT Corp. 4.875% 7/15/32 (a)	1,591	1,377
APX Group, Inc.:
7.625% 9/1/23	12,208	10,743
7.875% 12/1/22	10,231	10,218
8.75% 12/1/20	1,824	1,797
Aramark Services, Inc.:
4.75% 6/1/26	12,385	12,710
5% 4/1/25 (a)	6,344	6,606
5.125% 1/15/24	3,280	3,383
Avantor, Inc. 6% 10/1/24 (a)	11,543	12,338
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	12,463	12,089
CDK Global, Inc.:
4.875% 6/1/27	700	738
5.25% 5/15/29 (a)	2,315	2,458
5.875% 6/15/26	8,821	9,438
Corrections Corp. of America:
4.125% 4/1/20	5,057	5,058
4.625% 5/1/23	2,448	2,292
5% 10/15/22	11,751	11,648
Frontdoor, Inc. 6.75% 8/15/26 (a)	4,078	4,465
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	18,509	19,238
Laureate Education, Inc. 8.25% 5/1/25 (a)	19,600	21,266
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	919	967
Tempo Acquisition LLC 6.75% 6/1/25 (a)	26,747	27,516
The GEO Group, Inc.:
5.875% 10/15/24	2,244	1,874
6% 4/15/26	580	460
		178,679
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	7,749	8,262
Technology - 4.7%
Ascend Learning LLC:
6.875% 8/1/25 (a)	10,201	10,647
6.875% 8/1/25 (a)	1,712	1,791
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	17,345	16,153
Camelot Finance SA 4.5% 11/1/26 (a)	12,670	12,802
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	8,664	8,897
Fair Isaac Corp. 5.25% 5/15/26 (a)	4,224	4,583
Gartner, Inc. 5.125% 4/1/25 (a)	514	539
Micron Technology, Inc. 5.5% 2/1/25	720	741
Nuance Communications, Inc. 5.625% 12/15/26	14,955	15,872
Open Text Corp. 5.875% 6/1/26 (a)	18,180	19,384
Qorvo, Inc. 5.5% 7/15/26	15,067	16,084
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	17,189	15,728
Sensata Technologies BV 5% 10/1/25 (a)	2,966	3,196
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	465	497
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	40,042	41,894
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	17,621	18,799
Symantec Corp.:
4.2% 9/15/20	3,148	3,188
5% 4/15/25 (a)	30,251	31,007
TTM Technologies, Inc. 5.625% 10/1/25 (a)	26,531	26,796
		248,598
Telecommunications - 10.0%
Altice Financing SA:
6.625% 2/15/23 (a)	9,360	9,615
7.5% 5/15/26 (a)	37,330	39,663
Altice Finco SA:
7.625% 2/15/25 (a)	19,610	20,100
8.125% 1/15/24 (a)	5,140	5,301
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	42,092	44,302
7.5% 10/15/26 (a)	27,637	29,675
Citizens Utilities Co. 7.05% 10/1/46	22,473	10,113
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	3,779	3,930
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	18,102	18,241
Level 3 Communications, Inc. 5.75% 12/1/22	1,645	1,649
Level 3 Financing, Inc.:
5.125% 5/1/23	26,326	26,655
5.375% 1/15/24	22,126	22,541
5.375% 5/1/25	3,764	3,891
Millicom International Cellular SA:
6% 3/15/25 (a)	1,815	1,879
6.625% 10/15/26 (a)	34,393	37,359
Neptune Finco Corp.:
6.625% 10/15/25 (a)	23,208	24,717
10.875% 10/15/25 (a)	2,345	2,646
Qwest Corp. 6.75% 12/1/21	891	962
SFR Group SA:
7.375% 5/1/26 (a)	30,996	33,192
8.125% 2/1/27 (a)	16,423	18,209
Sprint Communications, Inc. 6% 11/15/22	31,289	33,088
Sprint Corp.:
7.125% 6/15/24	14,710	15,960
7.875% 9/15/23	36,405	40,182
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,493	1,540
5.125% 4/15/25	1,473	1,531
6% 4/15/24	10,368	10,757
6.375% 3/1/25	1,116	1,158
Telecom Italia Capital SA:
6% 9/30/34	4,978	5,314
6.375% 11/15/33	2,795	3,081
Telecom Italia SpA 5.303% 5/30/24 (a)	12,228	13,084
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	15,200	16,165
U.S. West Communications 7.25% 9/15/25	984	1,128
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	7,289	7,408
6.375% 5/15/25	17,671	18,166
		523,202
Transportation Ex Air/Rail - 0.8%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	18,616	20,087
5.25% 5/15/24 (a)	4,895	5,338
5.5% 1/15/23 (a)	12,815	13,829
		39,254
Utilities - 4.2%
Calpine Corp. 5.75% 1/15/25	10,471	10,746
Clearway Energy Operating LLC 5.75% 10/15/25	1,180	1,211
DCP Midstream Operating LP 5.125% 5/15/29	13,706	13,912
Dynegy, Inc. 5.875% 6/1/23	1,287	1,314
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	15,111	15,613
7% 8/1/27 (a)	11,357	11,813
InterGen NV 7% 6/30/23 (a)	42,782	40,664
Nextera Energy Operating Partn:
4.25% 9/15/24 (a)	13,775	14,326
4.5% 9/15/27 (a)	357	364
NRG Energy, Inc.:
5.25% 6/15/29 (a)	10,490	11,251
5.75% 1/15/28	4,166	4,510
6.625% 1/15/27	1,757	1,904
7.25% 5/15/26	979	1,072
NRG Yield Operating LLC 5% 9/15/26	3,515	3,515
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	20,060	21,664
Talen Energy Supply LLC 10.5% 1/15/26 (a)	18,401	15,825
The AES Corp.:
4.5% 3/15/23	1,018	1,041
4.875% 5/15/23	2,181	2,216
5.125% 9/1/27	2,599	2,794
6% 5/15/26	9,707	10,365
Vistra Operations Co. LLC:
5% 7/31/27 (a)	9,776	10,118
5.5% 9/1/26 (a)	23,678	25,021
		221,259

TOTAL NONCONVERTIBLE BONDS		4,604,503

TOTAL CORPORATE BONDS
(Cost $4,578,445)		4,631,945
	Shares	Value (000s)

Common Stocks - 0.4%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (f)	1,502	15
Energy - 0.0%
Forbes Energy Services Ltd. (f)	47,062	14
Food & Drug Retail - 0.4%
Southeastern Grocers, Inc. (e)(f)	559,052	19,662
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (e)(f)	1	24
TOTAL COMMON STOCKS
(Cost $20,154)		19,715

Convertible Preferred Stocks - 0.1%
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%
(Cost $2,170)	2,170	2,702
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 2.0%
Cable/Satellite TV - 0.4%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0543% 8/19/23 (b)(c)	20,280	19,437
Energy - 0.6%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.1746% 12/31/21 (b)(c)	4,474	2,953
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5496% 12/31/22 (b)(c)	6,941	5,938
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.7859% 3/1/24 (b)(c)	18,924	7,964
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 10% 5/11/20 (b)(c)(e)(g)	14,414	13,693

TOTAL ENERGY		30,548

Gaming - 0.0%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.81% 10/20/24 (b)(c)	1,935	1,936
Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9395% 4/25/25 (b)(c)	10,817	10,572
Publishing/Printing - 0.0%
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 8/24/24 (c)(h)	632	627
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 2/17/24 (b)(c)	3,897	3,900
Services - 0.3%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (b)(c)	85	79
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (b)(c)	16,338	15,593
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2356% 6/21/24 (b)(c)	2,165	2,100

TOTAL SERVICES		17,772

Telecommunications - 0.4%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 2/22/24 (b)(c)	1,570	1,571
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 2/1/24 (b)(c)	20,257	20,034

TOTAL TELECOMMUNICATIONS		21,605

TOTAL BANK LOAN OBLIGATIONS
(Cost $111,529)		106,397

Preferred Securities - 2.5%
Banks & Thrifts - 1.9%
Bank of America Corp.:
5.2% (b)(i)	25,606	27,251
5.875% (b)(i)	1,278	1,415
6.25% (b)(i)	18,934	21,126
6.5% (b)(i)	622	706
Barclays PLC 7.875% (Reg. S) (b)(i)	14,724	15,850
Royal Bank of Scotland Group PLC 7.5% (b)(i)	10,241	10,500
Wells Fargo & Co. 5.9% (b)(i)	20,648	22,763

TOTAL BANKS & THRIFTS		99,611

Diversified Financial Services - 0.5%
AerCap Holdings NV 5.875% 10/10/79 (b)	26,096	27,297
Energy - 0.1%
MPLX LP 6.875% (b)(i)	1,899	1,953
Summit Midstream Partners LP 9.5% (b)(i)	5,208	3,156

TOTAL ENERGY		5,109

TOTAL PREFERRED SECURITIES
(Cost $127,789)		132,017
	Shares	Value (000s)

Money Market Funds - 6.3%
Fidelity Cash Central Fund 1.83% (j)
(Cost $332,824)	332,778,964	332,846
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $5,172,911)		5,225,622
NET OTHER ASSETS (LIABILITIES) - 0.4%		18,881
NET ASSETS - 100%		$5,244,503

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,862,678,000 or 54.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Non-income producing

 (g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $10,296,000 and $9,781,000, respectively.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,499
Total	$2,499

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$24	$--	$--	$24
Consumer Staples	19,662	--	--	19,662
Energy	14	14	--	--
Financials	15	15	--	--
Real Estate	2,702	--	2,702	--
Corporate Bonds	4,631,945	--	4,631,945	--
Bank Loan Obligations	106,397	--	92,704	13,693
Preferred Securities	132,017	--	132,017	--
Money Market Funds	332,846	332,846	--	--
Total Investments in Securities:	$5,225,622	$332,875	$4,859,368	$33,379

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.9%
Canada	4.6%
Netherlands	4.3%
Luxembourg	4.2%
Multi-National	3.2%
Cayman Islands	2.9%
Ireland	1.4%
France	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,840,087)	$4,892,776
Fidelity Central Funds (cost $332,824)	332,846
Total Investment in Securities (cost $5,172,911)		$5,225,622
Cash		122
Receivable for investments sold
Regular delivery		300
Delayed delivery		14
Receivable for fund shares sold		4,572
Dividends receivable		38
Interest receivable		71,938
Distributions receivable from Fidelity Central Funds		499
Prepaid expenses		9
Total assets		5,303,114
Liabilities
Payable for investments purchased	$47,687
Payable for fund shares redeemed	3,299
Distributions payable	4,424
Accrued management fee	2,448
Distribution and service plan fees payable	85
Other affiliated payables	604
Other payables and accrued expenses	64
Total liabilities		58,611
Net Assets		$5,244,503
Net Assets consist of:
Paid in capital		$5,416,576
Total accumulated earnings (loss)		(172,073)
Net Assets		$5,244,503
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($170,346 ÷ 19,249 shares)(a)		$8.85
Maximum offering price per share (100/96.00 of $8.85)		$9.22
Class M:
Net Asset Value and redemption price per share ($52,920 ÷ 5,980 shares)(a)		$8.85
Maximum offering price per share (100/96.00 of $8.85)		$9.22
Class C:
Net Asset Value and offering price per share ($45,976 ÷ 5,193 shares)(a)		$8.85
Fidelity High Income Fund:
Net Asset Value, offering price and redemption price per share ($4,393,393 ÷ 496,405 shares)		$8.85
Class I:
Net Asset Value, offering price and redemption price per share ($521,033 ÷ 58,879 shares)		$8.85
Class Z:
Net Asset Value, offering price and redemption price per share ($60,835 ÷ 6,875 shares)		$8.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$3,943
Interest		150,592
Income from Fidelity Central Funds		2,499
Total income		157,034
Expenses
Management fee	$14,402
Transfer agent fees	3,015
Distribution and service plan fees	520
Accounting fees	590
Custodian fees and expenses	21
Independent trustees' fees and expenses	15
Registration fees	90
Audit	47
Legal	19
Miscellaneous	23
Total expenses before reductions	18,742
Expense reductions	(21)
Total expenses after reductions		18,721
Net investment income (loss)		138,313
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,350
Redemptions in-kind with affiliated entities	4,389
Total net realized gain (loss)		16,739
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,532)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(10,531)
Net gain (loss)		6,208
Net increase (decrease) in net assets resulting from operations		$144,521

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$138,313	$256,659
Net realized gain (loss)	16,739	(105,222)
Change in net unrealized appreciation (depreciation)	(10,531)	124,490
Net increase (decrease) in net assets resulting from operations	144,521	275,927
Distributions to shareholders	(131,171)	(256,881)
Share transactions - net increase (decrease)	107,361	780,403
Total increase (decrease) in net assets	120,711	799,449
Net Assets
Beginning of period	5,123,792	4,324,343
End of period	$5,244,503	$5,123,792

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.223	.192
Net realized and unrealized gain (loss)	.008	.286
Total from investment operations	.231	.478
Distributions from net investment income	(.211)	(.208)
Distributions from net realized gain	–	–
Total distributions	(.211)	(.208)
Net asset value, end of period	$8.85	$8.83
Total ReturnC,D,E	2.64%	5.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.99%H
Expenses net of fee waivers, if any	.98%H	.99%H
Expenses net of all reductions	.98%H	.99%H
Net investment income (loss)	5.02%H	5.60%H
Supplemental Data
Net assets, end of period (in millions)	$170	$170
Portfolio turnover rateI	26%H,J	62%K

 A For the period December 4, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.222	.191
Net realized and unrealized gain (loss)	.008	.286
Total from investment operations	.230	.477
Distributions from net investment income	(.210)	(.207)
Distributions from net realized gain	–	–
Total distributions	(.210)	(.207)
Net asset value, end of period	$8.85	$8.83
Total ReturnC,D,E	2.64%	5.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	1.01%H
Expenses net of fee waivers, if any	.99%H	1.01%H
Expenses net of all reductions	.99%H	1.01%H
Net investment income (loss)	5.01%H	5.59%H
Supplemental Data
Net assets, end of period (in millions)	$53	$50
Portfolio turnover rateI	26%H,J	62%K

 A For the period December 4, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.189	.166
Net realized and unrealized gain (loss)	.008	.285
Total from investment operations	.197	.451
Distributions from net investment income	(.177)	(.181)
Distributions from net realized gain	–	–
Total distributions	(.177)	(.181)
Net asset value, end of period	$8.85	$8.83
Total ReturnC,D,E	2.25%	5.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H	1.77%H
Expenses net of fee waivers, if any	1.74%H	1.77%H
Expenses net of all reductions	1.74%H	1.77%H
Net investment income (loss)	4.25%H	4.84%H
Supplemental Data
Net assets, end of period (in millions)	$46	$52
Portfolio turnover rateI	26%H,J	62%K

 A For the period December 4, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$8.83	$8.94	$8.31	$9.04	$9.45
Income from Investment Operations
Net investment income (loss)A	.236	.493	.513	.501	.503	.495
Net realized and unrealized gain (loss)	.008	–B	(.137)	.597	(.741)	(.291)
Total from investment operations	.244	.493	.376	1.098	(.238)	.204
Distributions from net investment income	(.224)	(.493)	(.486)	(.469)	(.493)	(.486)
Distributions from net realized gain	–	–	–	–	–	(.129)
Total distributions	(.224)	(.493)	(.486)	(.469)	(.493)	(.615)
Redemption fees added to paid in capitalA	–	–	–B	.001	.001	.001
Net asset value, end of period	$8.85	$8.83	$8.83	$8.94	$8.31	$9.04
Total ReturnC,D	2.79%	5.83%	4.27%	13.56%	(2.47)%	2.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.70%	.70%	.72%	.73%	.72%
Expenses net of fee waivers, if any	.69%G	.70%	.70%	.72%	.73%	.72%
Expenses net of all reductions	.69%G	.70%	.70%	.72%	.73%	.72%
Net investment income (loss)	5.31%G	5.66%	5.73%	5.81%	6.00%	5.38%
Supplemental Data
Net assets, end of period (in millions)	$4,393	$4,392	$4,324	$4,492	$4,434	$5,347
Portfolio turnover rateH	26%G,I	62%J	51%	52%	33%	37%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.233	.199
Net realized and unrealized gain (loss)	.008	.286
Total from investment operations	.241	.485
Distributions from net investment income	(.221)	(.215)
Distributions from net realized gain	–	–
Total distributions	(.221)	(.215)
Net asset value, end of period	$8.85	$8.83
Total ReturnC,D	2.76%	5.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.78%G
Expenses net of fee waivers, if any	.74%G	.78%G
Expenses net of all reductions	.74%G	.78%G
Net investment income (loss)	5.26%G	5.81%G
Supplemental Data
Net assets, end of period (in millions)	$521	$448
Portfolio turnover rateH	26%G,I	62%J

 A For the period December 4, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund Class Z

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.233	.201
Net realized and unrealized gain (loss)	.013	.289
Total from investment operations	.246	.490
Distributions from net investment income	(.226)	(.220)
Distributions from net realized gain	–	–
Total distributions	(.226)	(.220)
Net asset value, end of period	$8.85	$8.83
Total ReturnC,D	2.82%	5.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	.64%G
Expenses net of fee waivers, if any	.63%G	.64%G
Expenses net of all reductions	.63%G	.63%G
Net investment income (loss)	5.37%G	5.85%G
Supplemental Data
Net assets, end of period (in millions)	$61	$13
Portfolio turnover rateH	26%G,I	62%J

 A For the period December 4, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on December 4, 2018. The Fund offers Class A, Class M, Class C, Fidelity High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing theFund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$213,586
Gross unrealized depreciation	(141,772)
Net unrealized appreciation (depreciation)	$71,814
Tax cost	$5,153,808

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(61,686)
Long-term	(210,187)
Total capital loss carryforward	$(271,873)

Approximately $30,460 of the Fund's realized capital losses and $21,009 of the Fund's unrealized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $17,403 of those capital losses per year to offset capital gains. These realized and unrealized losses were acquired from Fidelity Advisor High Income Fund when it merged into the Fund on December 7, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $742,074 and $632,014, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$211	$3
Class M	-%	.25%	64	–
Class C	.75%	.25%	245	11
			$520	$14

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$23
Class M	6
Class C(a)	1
$30

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$129.15
Class M	43.16
Class C	42.17
Fidelity High Income Fund	2,391.11
Class I	402.16
Class Z	8.05
	$3,015

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 12,631 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $112,257. The net realized gain of $4,389 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2019	Year ended April 30, 2019(a)
Distributions to shareholders
Class A	$4,025	$3,743
Class M	1,226	1,162
Class C	981	1,257
Fidelity High Income Fund	111,823	240,114
Class I	12,272	10,446
Class Z	844	159
Total	$131,171	$256,881

 (a) Distributions for Class A, Class M, Class C, Class I and Class Z are for the period December 4, 2018 (commencement of sale of shares) to April 30, 2019.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2019	Year ended April 30, 2019(a)	Six months ended October 31, 2019	Year ended April 30, 2019(a)
Class A
Shares sold	1,503	2,457	$13,255	$21,373
Issued in exchange for the shares of Fidelity Advisor High Income Fund	–	18,670	–	159,252
Reinvestment of distributions	403	383	3,556	3,281
Shares redeemed	(1,895)	(2,272)	(16,710)	(19,430)
Net increase (decrease)	11	19,238	$101	$164,476
Class M
Shares sold	576	259	$5,100	$2,238
Issued in exchange for the shares of Fidelity Advisor High Income Fund	–	5,803	–	49,500
Reinvestment of distributions	129	126	1,139	1,076
Shares redeemed	(378)	(535)	(3,336)	(4,599)
Net increase (decrease)	327	5,653	$2,903	$48,215
Class C
Shares sold	169	275	$1,498	$2,378
Issued in exchange for the shares of Fidelity Advisor High Income Fund	–	7,719	–	65,765
Reinvestment of distributions	102	137	898	1,174
Shares redeemed	(951)	(2,258)	(8,400)	(19,621)
Net increase (decrease)	(680)	5,873	$(6,004)	$49,696
Fidelity High Income Fund
Shares sold	57,873	126,441	$510,844	$1,102,580
Reinvestment of distributions	10,198	22,383	90,065	194,157
Shares redeemed	(69,216)(b)	(140,878)	(610,566)(b)	(1,223,927)
Net increase (decrease)	(1,145)	7,946	$(9,657)	$72,810
Class I
Shares sold	16,598	7,919	$146,817	$68,533
Issued in exchange for the shares of Fidelity Advisor High Income Fund	–	48,879	–	416,933
Reinvestment of distributions	1,162	1,170	10,263	10,028
Shares redeemed	(9,594)(b)	(7,255)	(84,923)(b)	(62,518)
Net increase (decrease)	8,166	50,713	$72,157	$432,976
Class Z
Shares sold	5,706	1,483	$50,046	$12,847
Issued in exchange for the shares of Fidelity Advisor High Income Fund	–	222	–	1,895
Reinvestment of distributions	71	10	626	87
Shares redeemed	(318)	(299)	(2,811)	(2,599)
Net increase (decrease)	5,459	1,416	$47,861	$12,230

 (a) Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period December 4, 2018 (commencement of sale of shares) to April 30, 2019.

 (b) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Prior Fiscal Year Merger Information.

On December 7, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor High Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on December 4, 2018. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $693,345, including securities of $686,303 and unrealized depreciation of $28,031, was combined with the Fund's net assets of $4,115,643 for total net assets after the acquisition of $4,808,988.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2019, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$279,393
Total net realized gain (loss)	(107,293)
Total change in net unrealized appreciation (depreciation)	99,966
Net increase (decrease) in net assets resulting from operations	$272,066

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that has been included in the Fund's accompanying Statement of Operations since December 7, 2018.

12. Litigation.

The Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs sought an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contended that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In May 2019, the parties reached a settlement that has been approved by the Bankruptcy Court. Under the terms of the settlement, the Fund will not be required to return any of the proceeds received in 2009, and will be entitled to recover a portion of the legal costs incurred in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Class A	.98%
Actual		$1,000.00	$1,026.40	$4.99
Hypothetical-C		$1,000.00	$1,020.21	$4.98
Class M	.99%
Actual		$1,000.00	$1,026.40	$5.04
Hypothetical-C		$1,000.00	$1,020.16	$5.03
Class C	1.74%
Actual		$1,000.00	$1,022.50	$8.85
Hypothetical-C		$1,000.00	$1,016.39	$8.82
Fidelity High Income Fund	.69%
Actual		$1,000.00	$1,027.90	$3.52
Hypothetical-C		$1,000.00	$1,021.67	$3.51
Class I	.74%
Actual		$1,000.00	$1,027.60	$3.77
Hypothetical-C		$1,000.00	$1,021.42	$3.76
Class Z	.63%
Actual		$1,000.00	$1,028.20	$3.21
Hypothetical-C		$1,000.00	$1,021.97	$3.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SPH-SANN-1219
1.538299.122

Fidelity® Focused High Income Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	2.9
Navient Corp.	2.7
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.	1.9
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.8
Level 3 Financing, Inc.	1.7
11.0

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Energy	11.7
Telecommunications	9.3
Diversified Financial Services	9.1
Healthcare	8.2
Cable/Satellite TV	7.3

Quality Diversification (% of fund's net assets)

As of October 31, 2019
BBB	7.4%
BB	63.1%
B	20.6%
CCC,CC,C	0.1%
Short-Term Investments and Net Other Assets	8.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Nonconvertible Bonds	86.0%
Convertible Bonds, Preferred Stocks	0.6%
Other Investments	4.6%
Short-Term Investments and Net Other Assets (Liabilities)	8.8%

 * Foreign investments - 22.3%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.6%
	Principal Amount	Value
Convertible Bonds - 0.6%
Broadcasting - 0.6%
DISH Network Corp.:
2.375% 3/15/24	$1,230,000	$1,102,575
3.375% 8/15/26	680,000	635,842
		1,738,417
Nonconvertible Bonds - 86.0%
Aerospace - 2.1%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,620,000	1,692,900
BWX Technologies, Inc. 5.375% 7/15/26 (a)	2,000,000	2,118,100
TransDigm, Inc. 6.25% 3/15/26 (a)	2,605,000	2,790,606
		6,601,606
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	1,750,000	1,918,438
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
3.875% 5/21/24	485,000	506,534
5.125% 9/30/24	770,000	846,007
5.75% 11/20/25	2,735,000	3,046,106
8% 11/1/31	450,000	628,875
		5,027,522
Broadcasting - 1.1%
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	430,000	449,350
5% 8/1/27 (a)	2,285,000	2,402,106
5.375% 7/15/26 (a)	800,000	844,000
		3,695,456
Cable/Satellite TV - 7.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	3,055,000	3,196,294
5.125% 5/1/23 (a)	1,105,000	1,131,244
5.125% 5/1/27 (a)	2,110,000	2,223,413
5.5% 5/1/26 (a)	1,150,000	1,211,813
5.875% 5/1/27 (a)	1,630,000	1,727,800
CSC Holdings LLC:
5.375% 7/15/23 (a)	3,745,000	3,838,550
5.5% 4/15/27 (a)	1,320,000	1,399,213
DISH DBS Corp.:
5.875% 11/15/24	1,330,000	1,333,325
7.75% 7/1/26	815,000	822,213
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	1,460,000	1,534,825
Ziggo B.V. 5.5% 1/15/27 (a)	4,455,000	4,700,001
Ziggo Bond Co. BV 6% 1/15/27 (a)	300,000	313,500
		23,432,191
Capital Goods - 1.0%
AECOM:
5.125% 3/15/27	2,000,000	2,109,400
5.875% 10/15/24	1,155,000	1,245,956
		3,355,356
Chemicals - 2.5%
CF Industries Holdings, Inc. 5.15% 3/15/34	80,000	84,800
OCI NV 6.625% 4/15/23 (a)	1,270,000	1,325,563
Olin Corp.:
5% 2/1/30	360,000	354,600
5.125% 9/15/27	1,695,000	1,743,901
The Chemours Co. LLC:
5.375% 5/15/27	1,000,000	888,590
7% 5/15/25	1,205,000	1,162,825
Valvoline, Inc. 4.375% 8/15/25	1,065,000	1,083,638
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	1,200,000	1,296,000
		7,939,917
Containers - 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.625% 5/15/23 (a)	2,090,000	2,139,638
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,770,000	1,847,438
OI European Group BV 4% 3/15/23 (a)	1,230,000	1,223,850
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	460,000	464,025
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	890,000	913,096
Silgan Holdings, Inc. 4.75% 3/15/25	810,000	828,225
		7,416,272
Diversified Financial Services - 8.3%
FLY Leasing Ltd. 5.25% 10/15/24	1,385,000	1,426,550
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (a)	1,000,000	1,013,750
5.875% 2/1/22	2,185,000	2,204,119
6.25% 2/1/22	1,970,000	2,016,788
6.25% 5/15/26	700,000	742,000
MSCI, Inc.:
4.75% 8/1/26 (a)	2,350,000	2,461,508
5.375% 5/15/27 (a)	545,000	581,788
Navient Corp.:
5.5% 1/25/23	1,670,000	1,734,713
5.875% 10/25/24	110,000	112,475
6.125% 3/25/24	1,210,000	1,264,813
6.5% 6/15/22	460,000	492,200
6.625% 7/26/21	2,370,000	2,503,313
7.25% 1/25/22	605,000	656,244
7.25% 9/25/23	1,765,000	1,928,227
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	375,000	393,938
5.25% 8/15/22 (a)	965,000	1,027,677
5.5% 2/15/24 (a)	1,775,000	1,951,435
Quicken Loans, Inc. 5.25% 1/15/28 (a)	2,320,000	2,392,500
Springleaf Finance Corp.:
6.875% 3/15/25	1,105,000	1,251,413
7.125% 3/15/26	500,000	570,000
		26,725,451
Diversified Media - 1.0%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	945,000	940,275
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,300,000	2,311,546
		3,251,821
Energy - 11.2%
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,590,000	1,763,056
7% 6/30/24	1,245,000	1,431,850
Cheniere Energy Partners LP:
5.25% 10/1/25	2,585,000	2,675,475
5.625% 10/1/26	1,155,000	1,219,969
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (a)(b)(c)	1,290,000	1,280,378
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	2,795,000	2,885,838
6.25% 4/1/23	845,000	859,534
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,130,000	1,141,300
DCP Midstream Operating LP 5.375% 7/15/25	1,060,000	1,115,650
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	980,000	720,300
9.25% 3/31/22 (a)	95,000	77,900
EQT Corp. 3.9% 10/1/27	1,000,000	882,297
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,090,000	2,186,663
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,530,000	2,246,134
5.75% 10/1/25 (a)	964,000	860,370
Jonah Energy LLC 7.25% 10/15/25 (a)	750,000	210,000
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	230,000	230,000
Nabors Industries, Inc. 5.5% 1/15/23	490,000	414,050
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	1,850,000	1,896,287
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	1,200,000	1,236,000
Range Resources Corp.:
4.875% 5/15/25	660,000	529,650
5% 3/15/23	295,000	255,175
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	395,000	399,353
SemGroup Corp. 6.375% 3/15/25	190,000	196,888
Semgroup Corp. / Rose Rock Finance 5.625% 11/15/23	1,000,000	1,022,500
Summit Midstream Holdings LLC 5.75% 4/15/25	1,975,000	1,530,625
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	800,000	827,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	1,135,000	1,140,335
5.125% 2/1/25	780,000	799,516
5.375% 2/1/27	390,000	399,263
5.875% 4/15/26	1,840,000	1,920,684
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	355,000	365,650
5% 1/31/28 (a)	385,000	406,060
Viper Energy Partners LP 5.375% 11/1/27 (a)	800,000	814,000
		35,939,830
Environmental - 0.3%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	900,000	914,220
Food/Beverage/Tobacco - 4.4%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	905,000	907,263
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	2,615,000	2,716,331
5.875% 7/15/24 (a)	2,340,000	2,413,125
6.75% 2/15/28 (a)	1,245,000	1,369,512
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	825,000	888,938
6.5% 4/15/29 (a)	2,800,000	3,115,084
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	875,000	919,844
4.875% 11/1/26 (a)	565,000	593,956
Vector Group Ltd. 6.125% 2/1/25 (a)	1,195,000	1,147,200
		14,071,253
Gaming - 5.1%
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	995,000	1,091,037
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,225,000	1,251,866
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,300,000	3,506,250
4.5% 1/15/28	1,525,000	1,597,438
5.75% 2/1/27 (a)	270,000	305,100
MGM Mirage, Inc. 5.75% 6/15/25	1,320,000	1,463,550
Scientific Games Corp. 5% 10/15/25 (a)	790,000	813,700
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	900,000	947,520
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	1,930,000	2,012,025
5.5% 3/1/25 (a)	900,000	956,250
Wynn Macau Ltd. 4.875% 10/1/24 (a)	2,115,000	2,125,575
Wynn Resorts Ltd. 5.125% 10/1/29 (a)	380,000	397,100
		16,467,411
Healthcare - 8.2%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	90,000	91,697
5.5% 4/1/26 (a)	825,000	878,625
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,195,000	1,242,800
HCA Holdings, Inc.:
5% 3/15/24	255,000	278,164
5.25% 6/15/26	1,545,000	1,728,899
5.875% 2/15/26	1,500,000	1,687,500
Hologic, Inc.:
4.375% 10/15/25 (a)	780,000	799,133
4.625% 2/1/28 (a)	150,000	156,938
IMS Health, Inc.:
5% 10/15/26 (a)	1,500,000	1,582,500
5% 5/15/27 (a)	820,000	869,200
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,710,000	1,799,775
5.25% 8/1/26	1,455,000	1,527,750
6.375% 3/1/24	880,000	918,500
Service Corp. International 5.125% 6/1/29	425,000	452,625
Teleflex, Inc.:
4.625% 11/15/27	505,000	528,988
4.875% 6/1/26	1,955,000	2,049,695
Tenet Healthcare Corp.:
4.625% 7/15/24	2,520,000	2,595,600
5.125% 5/1/25	1,200,000	1,228,500
6.25% 2/1/27 (a)	470,000	496,438
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	2,540,000	2,657,285
Wellcare Health Plans, Inc.:
5.25% 4/1/25	500,000	523,281
5.375% 8/15/26 (a)	2,205,000	2,345,569
		26,439,462
Homebuilders/Real Estate - 0.6%
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,345,000	1,397,119
Starwood Property Trust, Inc. 4.75% 3/15/25	440,000	456,913
		1,854,032
Hotels - 1.1%
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,345,000	1,368,538
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	750,000	770,625
4.875% 4/1/27	445,000	470,579
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,020,000	1,076,100
		3,685,842
Leisure - 0.3%
Mattel, Inc. 6.75% 12/31/25 (a)	895,000	936,394
Metals/Mining - 1.0%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,885,000	1,906,206
4.55% 11/14/24	340,000	353,600
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,110,000	1,115,550
		3,375,356
Paper - 0.2%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	635,000	667,544
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	825,000	846,656
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	1,300,000	1,348,750
		2,195,406
Services - 2.6%
ADT Corp. 4.875% 7/15/32 (a)	695,000	601,384
Aramark Services, Inc. 4.75% 6/1/26	2,960,000	3,037,700
CDK Global, Inc.:
4.875% 6/1/27	2,505,000	2,639,644
5.25% 5/15/29 (a)	140,000	148,663
Corrections Corp. of America:
4.125% 4/1/20	305,000	305,061
4.625% 5/1/23	145,000	135,756
5% 10/15/22	530,000	525,363
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	775,000	805,516
		8,199,087
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	465,000	495,806
Technology - 5.8%
Entegris, Inc. 4.625% 2/10/26 (a)	1,400,000	1,441,339
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,305,000	1,415,925
Gartner, Inc. 5.125% 4/1/25 (a)	390,000	408,993
Nuance Communications, Inc. 5.625% 12/15/26	1,495,000	1,586,644
Open Text Corp. 5.875% 6/1/26 (a)	2,015,000	2,148,494
Qorvo, Inc. 5.5% 7/15/26	1,330,000	1,419,748
Sensata Technologies BV 5% 10/1/25 (a)	1,915,000	2,063,796
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	435,000	465,178
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,000,000	1,038,750
Symantec Corp. 5% 4/15/25 (a)	4,385,000	4,494,625
TTM Technologies, Inc. 5.625% 10/1/25 (a)	2,265,000	2,287,650
		18,771,142
Telecommunications - 9.3%
Altice Financing SA:
6.625% 2/15/23 (a)	2,240,000	2,300,928
7.5% 5/15/26 (a)	433,000	460,063
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,255,000	1,320,888
7.5% 10/15/26 (a)	3,470,000	3,725,913
Equinix, Inc. 5.875% 1/15/26	1,625,000	1,726,075
Level 3 Financing, Inc.:
4.625% 9/15/27 (a)	1,400,000	1,422,750
5.25% 3/15/26	1,186,000	1,237,888
5.375% 5/1/25	900,000	930,375
5.625% 2/1/23	2,000,000	2,020,000
Millicom International Cellular SA:
6% 3/15/25 (a)	110,000	113,850
6.625% 10/15/26 (a)	2,125,000	2,308,281
Neptune Finco Corp. 6.625% 10/15/25 (a)	1,600,000	1,704,000
Qwest Corp. 6.75% 12/1/21	510,000	550,428
Sable International Finance Ltd. 5.75% 9/7/27 (a)	1,090,000	1,133,600
SBA Communications Corp. 4.875% 9/1/24	1,000,000	1,038,750
SFR Group SA 7.375% 5/1/26 (a)	1,800,000	1,927,521
T-Mobile U.S.A., Inc. 4.5% 2/1/26	845,000	871,406
Telecom Italia Capital SA:
6% 9/30/34	295,000	314,913
6.375% 11/15/33	165,000	181,865
Telecom Italia SpA 5.303% 5/30/24 (a)	2,540,000	2,717,800
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	1,200,000	1,276,200
U.S. West Communications 7.25% 9/15/25	560,000	642,234
		29,925,728
Transportation Ex Air/Rail - 1.1%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	2,045,000	2,206,555
5.25% 5/15/24 (a)	520,000	567,060
5.5% 1/15/23 (a)	820,000	884,862
		3,658,477
Utilities - 6.1%
Clearway Energy Operating LLC 5.75% 10/15/25	525,000	538,781
DCP Midstream Operating LP 5.125% 5/15/29	1,000,000	1,015,000
Global Partners LP/GLP Finance Corp. 7% 8/1/27 (a)	900,000	936,153
InterGen NV 7% 6/30/23 (a)	1,635,000	1,554,068
Nextera Energy Operating Partn:
4.25% 9/15/24 (a)	1,760,000	1,830,400
4.5% 9/15/27 (a)	255,000	260,100
NRG Energy, Inc.:
5.25% 6/15/29 (a)	625,000	670,313
5.75% 1/15/28	515,000	557,488
6.625% 1/15/27	2,390,000	2,590,163
NRG Yield Operating LLC 5% 9/15/26	790,000	790,000
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	2,768,685	2,990,179
The AES Corp. 6% 5/15/26	1,880,000	2,007,464
Vistra Operations Co. LLC:
5% 7/31/27 (a)	590,000	610,650
5.5% 9/1/26 (a)	3,020,000	3,191,294
		19,542,053

TOTAL NONCONVERTIBLE BONDS		276,503,073

TOTAL CORPORATE BONDS
(Cost $267,844,233)		278,241,490

Preferred Securities - 4.6%
Banks & Thrifts - 3.3%
Bank of America Corp.:
6.1% (b)(d)	1,335,000	1,487,625
6.25% (b)(d)	3,180,000	3,548,203
6.5% (b)(d)	450,000	510,961
Barclays PLC 7.875% (Reg. S) (b)(d)	890,000	958,083
Royal Bank of Scotland Group PLC 7.5% (b)(d)	630,000	645,921
Wells Fargo & Co. 5.9% (b)(d)	3,000,000	3,307,221

TOTAL BANKS & THRIFTS		10,458,014

Diversified Financial Services - 0.8%
AerCap Holdings NV 5.875% 10/10/79 (b)	2,520,000	2,635,999
Energy - 0.5%
MPLX LP 6.875% (b)(d)	1,700,000	1,748,011
TOTAL PREFERRED SECURITIES
(Cost $14,012,755)		14,842,024
	Shares	Value

Money Market Funds - 7.9%
Fidelity Cash Central Fund 1.83% (e)
(Cost $25,594,410)	25,589,292	25,594,410
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $307,451,398)		318,677,924
NET OTHER ASSETS (LIABILITIES) - 0.9%		2,743,049
NET ASSETS - 100%		$321,420,973

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $159,173,388 or 49.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$170,600
Total	$170,600

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$278,241,490	$--	$278,241,490	$--
Preferred Securities	14,842,024	--	14,842,024	--
Money Market Funds	25,594,410	25,594,410	--	--
Total Investments in Securities:	$318,677,924	$25,594,410	$293,083,514	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.7%
Netherlands	4.6%
Multi-National	3.9%
Cayman Islands	3.9%
Luxembourg	2.8%
Canada	1.8%
Ireland	1.6%
United Kingdom	1.2%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $281,856,988)	$293,083,514
Fidelity Central Funds (cost $25,594,410)	25,594,410
Total Investment in Securities (cost $307,451,398)		$318,677,924
Receivable for fund shares sold		397,486
Interest receivable		3,670,168
Distributions receivable from Fidelity Central Funds		24,557
Prepaid expenses		552
Total assets		322,770,687
Liabilities
Payable for investments purchased	$770,140
Payable for fund shares redeemed	194,139
Distributions payable	149,263
Accrued management fee	144,837
Other affiliated payables	49,456
Other payables and accrued expenses	41,879
Total liabilities		1,349,714
Net Assets		$321,420,973
Net Assets consist of:
Paid in capital		$319,592,897
Total accumulated earnings (loss)		1,828,076
Net Assets, for 36,314,710 shares outstanding		$321,420,973
Net Asset Value, offering price and redemption price per share ($321,420,973 ÷ 36,314,710 shares)		$8.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$354,730
Interest		7,604,205
Income from Fidelity Central Funds		170,600
Total income		8,129,535
Expenses
Management fee	$855,801
Transfer agent fees	227,608
Accounting fees	64,215
Custodian fees and expenses	3,188
Independent trustees' fees and expenses	871
Registration fees	27,210
Audit	39,479
Legal	291
Miscellaneous	921
Total expenses before reductions	1,219,584
Expense reductions	(827)
Total expenses after reductions		1,218,757
Net investment income (loss)		6,910,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,610,528
Total net realized gain (loss)		1,610,528
Change in net unrealized appreciation (depreciation) on investment securities		5,209,739
Net gain (loss)		6,820,267
Net increase (decrease) in net assets resulting from operations		$13,731,045

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,910,778	$15,002,290
Net realized gain (loss)	1,610,528	28,481
Change in net unrealized appreciation (depreciation)	5,209,739	5,646,422
Net increase (decrease) in net assets resulting from operations	13,731,045	20,677,193
Distributions to shareholders	(6,658,640)	(15,270,755)
Share transactions
Proceeds from sales of shares	60,683,655	41,191,306
Reinvestment of distributions	5,440,866	11,912,459
Cost of shares redeemed	(54,557,215)	(153,578,554)
Net increase (decrease) in net assets resulting from share transactions	11,567,306	(100,474,789)
Total increase (decrease) in net assets	18,639,711	(95,068,351)
Net Assets
Beginning of period	302,781,262	397,849,613
End of period	$321,420,973	$302,781,262
Other Information
Shares
Sold	6,908,752	4,881,029
Issued in reinvestment of distributions	621,120	1,418,128
Redeemed	(6,229,682)	(18,271,518)
Net increase (decrease)	1,300,190	(11,972,361)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Focused High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.47	$8.67	$8.22	$8.73	$9.12
Income from Investment Operations
Net investment income (loss)A	.195	.399	.380	.397	.396	.390
Net realized and unrealized gain (loss)	.193	.190	(.219)	.423	(.519)	(.116)
Total from investment operations	.388	.589	.161	.820	(.123)	.274
Distributions from net investment income	(.188)	(.409)	(.362)	(.373)	(.389)	(.388)
Distributions from net realized gain	–	–	–	–	–	(.278)
Total distributions	(.188)	(.409)	(.362)	(.373)	(.389)	(.666)
Redemption fees added to paid in capitalA	–	–	.001	.003	.002	.002
Net asset value, end of period	$8.85	$8.65	$8.47	$8.67	$8.22	$8.73
Total ReturnB,C	4.53%	7.21%	1.86%	10.22%	(1.30)%	3.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.78%F	.79%	.80%	.83%	.85%	.85%
Expenses net of fee waivers, if any	.78%F	.79%	.80%	.83%	.85%	.85%
Expenses net of all reductions	.78%F	.78%	.79%	.82%	.85%	.85%
Net investment income (loss)	4.44%F	4.73%	4.38%	4.70%	4.80%	4.40%
Supplemental Data
Net assets, end of period (000 omitted)	$321,421	$302,781	$397,850	$548,971	$769,732	$625,413
Portfolio turnover rateG	29%F	49%	47%	51%	47%	62%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,740,981
Gross unrealized depreciation	(1,664,640)
Net unrealized appreciation (depreciation)	$12,076,341
Tax cost	$306,601,583

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(12,090,215)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $45,035,294 and $42,867,976, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $375 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $109.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $718.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	.78%	$1,000.00	$1,045.30	$4.01
Hypothetical-C		$1,000.00	$1,021.22	$3.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

FFH-SANN-1219
1.801609.116

Fidelity® Series High Income Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
Tenet Healthcare Corp.	2.7
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5
Cheniere Energy Partners LP	2.1
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.	1.9
Valeant Pharmaceuticals International, Inc.	1.7
10.9

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Energy	15.1
Telecommunications	11.4
Healthcare	10.2
Diversified Financial Services	6.7
Gaming	5.7

Quality Diversification (% of fund's net assets)

As of October 31, 2019
BBB	4.4%
BB	40.4%
B	32.9%
CCC,CC,C	14.6%
D	0.4%
Not Rated	0.8%
Equities	1.0%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Nonconvertible Bonds	89.5%
Convertible Bonds, Preferred Stocks	0.7%
Common Stocks	0.9%
Bank Loan Obligations	1.1%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 25.1%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 90.1%
	Principal Amount	Value
Convertible Bonds - 0.6%
Broadcasting - 0.6%
DISH Network Corp.:
2.375% 3/15/24	$757,000	$678,577
3.375% 8/15/26	9,285,000	8,682,044
		9,360,621
Nonconvertible Bonds - 89.5%
Aerospace - 3.5%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	7,334,000	7,664,030
Bombardier, Inc.:
6.125% 1/15/23 (a)	102,000	99,705
7.5% 12/1/24 (a)	6,206,000	6,015,941
7.5% 3/15/25 (a)	10,102,000	9,660,038
7.875% 4/15/27 (a)	4,893,000	4,623,885
BWX Technologies, Inc. 5.375% 7/15/26 (a)	5,995,000	6,349,005
TransDigm, Inc.:
6% 7/15/22	24,000	24,408
6.25% 3/15/26 (a)	11,876,000	12,722,165
6.5% 7/15/24	10,832,000	11,184,040
6.5% 5/15/25	71,000	73,751
		58,416,968
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	9,328,000	10,225,820
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
3.875% 5/21/24	2,576,000	2,690,374
4.25% 4/15/21	1,290,000	1,322,624
5.75% 11/20/25	15,005,000	16,711,819
8% 11/1/31	2,332,000	3,258,970
		23,983,787
Broadcasting - 1.6%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,746,000	2,804,353
4.625% 7/15/24 (a)	2,298,000	2,401,410
5% 8/1/27 (a)	7,633,000	8,024,191
5.375% 4/15/25 (a)	6,694,960	6,962,758
5.375% 7/15/26 (a)	6,784,000	7,157,120
		27,349,832
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	4,519,000	4,620,678
Cable/Satellite TV - 5.6%
Cablevision Systems Corp. 5.875% 9/15/22	25,000	26,969
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	164,000	166,870
5% 2/1/28 (a)	2,162,000	2,261,993
5.125% 2/15/23	112,000	114,380
5.125% 5/1/23 (a)	115,000	117,731
5.125% 5/1/27 (a)	5,123,000	5,398,361
5.5% 5/1/26 (a)	7,602,000	8,010,608
5.75% 9/1/23	131,000	133,620
5.75% 2/15/26 (a)	7,889,000	8,330,784
5.875% 4/1/24 (a)	8,265,000	8,616,263
5.875% 5/1/27 (a)	8,528,000	9,039,680
CSC Holdings LLC:
5.25% 6/1/24	33,000	35,558
5.375% 7/15/23 (a)	329,000	337,218
5.5% 5/15/26 (a)	10,888,000	11,473,230
5.5% 4/15/27 (a)	4,086,000	4,331,201
7.5% 4/1/28 (a)	1,885,000	2,120,625
7.75% 7/15/25 (a)	3,770,000	4,043,325
DISH DBS Corp.:
5.875% 11/15/24	68,000	68,170
7.75% 7/1/26	6,273,000	6,328,516
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,947,000	3,098,034
Ziggo B.V. 5.5% 1/15/27 (a)	10,404,000	10,976,220
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	7,787,000	8,020,610
		93,049,966
Capital Goods - 0.8%
AECOM:
5.125% 3/15/27	7,495,000	7,904,977
5.875% 10/15/24	4,321,000	4,661,279
		12,566,256
Chemicals - 2.2%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	85,000	92,650
10% 10/15/25	124,000	138,570
CF Industries Holdings, Inc.:
5.15% 3/15/34	7,790,000	8,257,400
5.375% 3/15/44	246,000	252,150
Element Solutions, Inc. 5.875% 12/1/25 (a)	4,248,000	4,434,519
OCI NV 6.625% 4/15/23 (a)	6,126,000	6,394,013
Olin Corp. 5.125% 9/15/27	47,000	48,356
The Chemours Co. LLC:
5.375% 5/15/27	1,038,000	922,356
6.625% 5/15/23	3,636,000	3,616,656
7% 5/15/25	4,953,000	4,779,645
TPC Group, Inc. 10.5% 8/1/24 (a)	1,008,000	1,068,480
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,799,000	1,733,786
Valvoline, Inc.:
4.375% 8/15/25	32,000	32,560
5.5% 7/15/24	2,115,000	2,194,973
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,194,000	1,238,775
5.625% 10/1/24 (a)	1,513,000	1,634,040
		36,838,929
Consumer Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	14,000	14,613
Containers - 1.5%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	1,908,149	1,984,475
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	495,000	506,756
6% 2/15/25 (a)	9,378,000	9,846,900
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	41,000	42,845
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	528,000	551,100
OI European Group BV 4% 3/15/23 (a)	66,000	65,670
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	130,000	134,225
5.375% 1/15/25 (a)	161,000	162,409
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	2,706,000	2,776,221
7% 7/15/24 (a)	3,186,000	3,297,510
Silgan Holdings, Inc. 4.75% 3/15/25	23,000	23,518
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	4,854,000	5,084,565
8.5% 8/15/27 (a)	890,000	948,963
		25,425,157
Diversified Financial Services - 6.2%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	22,000	21,120
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	8,984,000	9,433,200
FLY Leasing Ltd.:
5.25% 10/15/24	6,572,000	6,769,160
6.375% 10/15/21	5,167,000	5,254,193
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	89,000	89,779
6.25% 2/1/22	5,402,000	5,530,298
6.25% 5/15/26	3,734,000	3,958,040
6.375% 12/15/25	6,562,000	6,890,100
6.75% 2/1/24	3,213,000	3,349,553
MSCI, Inc.:
4.75% 8/1/26 (a)	33,000	34,566
5.375% 5/15/27 (a)	110,000	117,425
5.75% 8/15/25 (a)	1,704,000	1,787,070
Navient Corp.:
5% 10/26/20	2,470,000	2,515,572
5.5% 1/25/23	61,000	63,364
5.875% 10/25/24	5,000	5,113
6.125% 3/25/24	3,632,000	3,796,530
6.5% 6/15/22	5,254,000	5,621,780
6.625% 7/26/21	79,000	83,444
6.75% 6/25/25	6,964,000	7,344,931
6.75% 6/15/26	1,765,000	1,844,425
7.25% 1/25/22	1,067,000	1,157,375
7.25% 9/25/23	3,232,000	3,530,895
8% 3/25/20	189,000	193,016
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	1,639,000	1,721,770
5.25% 8/15/22 (a)	3,169,000	3,374,827
5.5% 2/15/24 (a)	6,349,000	6,980,091
Quicken Loans, Inc. 5.25% 1/15/28 (a)	5,054,000	5,211,938
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	2,694,000	2,720,940
6.875% 2/15/23 (a)	4,903,000	5,013,318
Springleaf Finance Corp.:
6.875% 3/15/25	1,911,000	2,164,208
7.125% 3/15/26	5,792,000	6,602,880
		103,180,921
Diversified Media - 1.0%
MDC Partners, Inc. 6.5% 5/1/24 (a)	4,207,000	4,022,944
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	4,958,000	4,933,210
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	7,364,000	7,400,967
		16,357,121
Energy - 14.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	2,257,000	2,330,127
California Resources Corp. 8% 12/15/22 (a)	15,735,000	4,563,150
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	43,000	47,680
7% 6/30/24	5,255,000	6,043,670
Cheniere Energy Partners LP:
5.25% 10/1/25	31,037,000	32,123,259
5.625% 10/1/26	2,413,000	2,548,731
Chesapeake Energy Corp.:
8% 1/15/25	8,515,000	5,619,900
8% 6/15/27	5,369,000	3,355,625
Citgo Holding, Inc. 9.25% 8/1/24 (a)	1,657,000	1,729,494
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	6,536,000	6,601,360
Comstock Escrow Corp. 9.75% 8/15/26	6,222,000	4,915,380
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (a)(b)(c)	184,000	182,628
6.5% 5/15/26 (a)	4,345,000	4,182,063
6.875% 6/15/25 (a)	1,120,000	1,086,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	238,000	245,735
6.25% 4/1/23	7,651,000	7,782,597
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,182,000	3,213,820
DCP Midstream Operating LP 5.375% 7/15/25	5,258,000	5,534,045
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	10,746,000	7,898,310
9% 5/15/21 (a)	47,000	41,125
9.25% 3/31/22 (a)	4,577,000	3,753,140
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(d)	4,542,000	3,156,690
EQT Corp. 3.9% 10/1/27	7,646,000	6,746,040
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	6,070,000	6,350,738
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,570,000	3,169,446
5.75% 10/1/25 (a)	1,620,000	1,445,850
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	18,000	16,380
Jonah Energy LLC 7.25% 10/15/25 (a)	9,408,000	2,634,240
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	892,000	892,000
MEG Energy Corp.:
6.375% 1/30/23 (a)	2,835,000	2,679,075
7% 3/31/24 (a)	4,891,000	4,594,116
Nabors Industries, Inc.:
5.5% 1/15/23	27,000	22,815
5.75% 2/1/25	4,324,000	3,222,677
Noble Holding International Ltd.:
5.25% 3/15/42	88,000	33,440
6.05% 3/1/41	87,000	30,450
7.875% 2/1/26 (a)	2,875,000	1,897,500
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	3,713,000	3,805,899
5.375% 1/15/25 (a)	2,316,000	2,384,276
5.625% 10/15/27 (a)	1,456,000	1,503,320
6.25% 6/1/24 (a)	1,049,000	1,092,271
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	5,549,000	5,715,470
7.25% 6/15/25	721,000	753,445
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	100,000	102,500
Range Resources Corp.:
4.875% 5/15/25	3,436,000	2,757,390
5% 3/15/23	1,549,000	1,339,885
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	263,000	265,898
Sanchez Energy Corp. 7.25% 2/15/23 (a)(d)	11,797,000	8,021,960
SemGroup Corp. 6.375% 3/15/25	11,720,000	12,144,850
Semgroup Corp. / Rose Rock Finance 5.625% 11/15/23	215,000	219,838
Southwestern Energy Co.:
7.5% 4/1/26	2,179,000	1,912,269
7.75% 10/1/27	1,845,000	1,586,700
Summit Midstream Holdings LLC 5.75% 4/15/25	7,183,000	5,566,825
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,532,000	2,598,465
5.5% 2/15/26	1,378,000	1,424,645
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	4,313,000	4,333,271
5.125% 2/1/25	10,000	10,250
5.25% 5/1/23	371,000	372,391
5.375% 2/1/27	10,000	10,238
5.875% 4/15/26	9,481,000	9,896,742
6.75% 3/15/24	1,558,000	1,615,829
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	2,904,000	2,991,120
5% 1/31/28 (a)	1,355,000	1,429,119
Tervita Escrow Corp. 7.625% 12/1/21 (a)	4,030,000	3,979,625
U.S.A. Compression Partners LP:
6.875% 4/1/26	3,811,000	3,849,110
6.875% 9/1/27 (a)	2,097,000	2,097,000
Valaris PLC:
4.5% 10/1/24	91,000	46,410
5.2% 3/15/25	2,654,000	1,380,080
7.75% 2/1/26	3,154,000	1,655,850
Viper Energy Partners LP 5.375% 11/1/27 (a)	4,037,000	4,107,648
Weatherford International Ltd.:
5.95% 4/15/42 (d)	10,000	3,000
6.5% 8/1/36 (d)	95,000	28,738
7% 3/15/38 (d)	318,000	95,400
9.875% 2/15/24 (d)	2,212,000	674,660
Weatherford International, Inc.:
6.8% 6/15/37 (d)	1,811,000	547,828
9.875% 3/1/25 (d)	12,589,000	3,902,590
		236,912,501
Environmental - 0.8%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	13,470,000	13,682,826
Food/Beverage/Tobacco - 4.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	9,035,000	9,057,588
Cott Holdings, Inc. 5.5% 4/1/25 (a)	3,048,000	3,177,540
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	15,105,000	15,690,319
5.875% 7/15/24 (a)	2,890,000	2,980,313
6.75% 2/15/28 (a)	11,672,000	12,839,317
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	4,490,000	4,837,975
6.5% 4/15/29 (a)	5,081,000	5,652,765
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	142,000	149,278
4.875% 11/1/26 (a)	1,078,000	1,133,248
Post Holdings, Inc.:
5% 8/15/26 (a)	2,727,000	2,836,353
5.5% 3/1/25 (a)	126,000	131,998
5.75% 3/1/27 (a)	2,365,000	2,517,850
U.S. Foods, Inc. 5.875% 6/15/24 (a)	90,000	92,700
Vector Group Ltd. 6.125% 2/1/25 (a)	6,241,000	5,991,360
		67,088,604
Gaming - 5.7%
Boyd Gaming Corp.:
6% 8/15/26	2,231,000	2,364,860
6.375% 4/1/26	43,000	45,688
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	10,030,000	10,268,213
Eldorado Resorts, Inc.:
6% 4/1/25	4,020,000	4,226,025
6% 9/15/26	1,340,000	1,468,975
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	3,642,000	3,993,526
5.375% 4/15/26	1,221,000	1,342,673
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	7,980,000	8,388,975
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,855,000	2,917,614
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,335,000	5,668,438
4.5% 1/15/28	31,000	32,473
5.625% 5/1/24	7,742,000	8,525,878
5.75% 2/1/27 (a)	1,434,000	1,620,420
MGM Mirage, Inc. 5.75% 6/15/25	3,296,000	3,654,440
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	4,071,000	4,193,130
Scientific Games Corp.:
5% 10/15/25 (a)	4,006,000	4,126,180
10% 12/1/22	210,000	216,038
Stars Group Holdings BV 7% 7/15/26 (a)	10,663,000	11,502,711
Station Casinos LLC 5% 10/1/25 (a)	35,000	35,481
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	273,000	270,270
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	3,361,000	3,538,461
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	4,769,000	4,971,683
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	6,917,000	6,951,585
5.5% 10/1/27 (a)	4,085,000	4,194,784
		94,518,521
Healthcare - 10.2%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,007,000	1,039,728
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	472,000	480,897
5.5% 4/1/26 (a)	2,695,000	2,870,175
Community Health Systems, Inc.:
6.25% 3/31/23	6,523,000	6,355,848
8% 3/15/26 (a)	15,019,000	14,681,073
8.625% 1/15/24 (a)	8,242,000	8,422,829
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,651,000	4,837,040
HCA Holdings, Inc.:
4.5% 2/15/27	55,000	59,391
5% 3/15/24	40,000	43,634
5.25% 6/15/26	2,980,000	3,334,705
5.375% 2/1/25	265,000	291,169
5.375% 9/1/26	3,032,000	3,304,880
5.875% 5/1/23	7,614,000	8,354,081
6.25% 2/15/21	5,262,000	5,511,945
Hologic, Inc.:
4.375% 10/15/25 (a)	2,967,000	3,039,781
4.625% 2/1/28 (a)	6,000	6,278
IMS Health, Inc. 5% 5/15/27 (a)	4,387,000	4,650,220
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	6,234,000	5,813,205
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	87,000	91,568
5.25% 8/1/26	2,072,000	2,175,600
5.5% 5/1/24	1,713,000	1,757,966
6.375% 3/1/24	2,694,000	2,811,863
Service Corp. International 5.125% 6/1/29	2,272,000	2,419,680
Teleflex, Inc. 4.875% 6/1/26	3,382,000	3,545,816
Tenet Healthcare Corp.:
4.625% 7/15/24	21,000	21,630
5.125% 5/1/25	2,027,000	2,075,141
6.25% 2/1/27 (a)	4,281,000	4,521,806
6.75% 6/15/23	10,414,000	11,038,840
7% 8/1/25	6,085,000	6,282,763
8.125% 4/1/22	17,985,000	19,468,763
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	3,916,000	4,092,259
5.875% 5/15/23 (a)	1,369,000	1,388,851
6.125% 4/15/25 (a)	6,777,000	7,035,373
7% 3/15/24 (a)	3,285,000	3,436,685
8.5% 1/31/27 (a)	2,946,000	3,314,250
9% 12/15/25 (a)	4,871,000	5,484,990
9.25% 4/1/26 (a)	4,165,000	4,711,740
Vizient, Inc. 6.25% 5/15/27 (a)	385,000	415,196
Wellcare Health Plans, Inc.:
5.25% 4/1/25	4,278,000	4,477,194
5.375% 8/15/26 (a)	5,965,000	6,345,269
		170,010,122
Homebuilders/Real Estate - 0.9%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	5,225,000	5,434,575
Howard Hughes Corp. 5.375% 3/15/25 (a)	5,982,000	6,213,803
Starwood Property Trust, Inc.:
4.75% 3/15/25	3,421,000	3,552,495
5% 12/15/21	98,000	101,430
		15,302,303
Hotels - 0.8%
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26	9,924,000	10,420,200
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,236,000	2,275,130
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	12,000	12,690
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	38,000	40,090
		12,748,110
Insurance - 0.6%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	4,162,000	4,474,150
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	4,869,000	4,954,208
		9,428,358
Leisure - 0.2%
Mattel, Inc. 6.75% 12/31/25 (a)	3,508,000	3,670,245
Metals/Mining - 0.9%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	2,641,000	2,588,180
7.25% 4/1/23 (a)	3,410,000	3,428,209
Freeport-McMoRan, Inc.:
3.55% 3/1/22	120,000	121,350
3.875% 3/15/23	2,066,000	2,096,990
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	5,812,000	5,841,060
		14,075,789
Paper - 0.8%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	3,396,000	3,570,045
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	7,329,000	6,870,938
7.875% 7/15/26 (a)	3,018,000	2,836,920
NewPage Corp. 11.375% 12/31/2014 (d)(e)	57,102,203	6
		13,277,909
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	4,770,000	4,895,213
5% 10/15/25 (a)	1,804,000	1,858,120
Golden Nugget, Inc. 6.75% 10/15/24 (a)	6,818,000	7,023,222
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	312,000	323,700
		14,100,255
Services - 3.5%
ADT Corp. 4.875% 7/15/32 (a)	34,000	29,420
APX Group, Inc.:
7.625% 9/1/23	6,812,000	5,994,560
7.875% 12/1/22	5,609,000	5,601,989
8.75% 12/1/20	39,000	38,415
Aramark Services, Inc.:
4.75% 6/1/26	265,000	271,956
5% 4/1/25 (a)	4,016,000	4,181,660
5.125% 1/15/24	2,475,000	2,552,344
Avantor, Inc. 6% 10/1/24 (a)	247,000	264,013
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	4,052,000	3,930,440
CDK Global, Inc.:
4.875% 6/1/27	15,000	15,806
5.25% 5/15/29 (a)	745,000	791,097
5.875% 6/15/26	2,899,000	3,101,930
Corrections Corp. of America:
4.125% 4/1/20	1,608,000	1,608,322
4.625% 5/1/23	1,337,000	1,251,766
5% 10/15/22	5,682,000	5,632,283
Frontdoor, Inc. 6.75% 8/15/26 (a)	1,942,000	2,126,490
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	5,846,000	6,076,186
Laureate Education, Inc. 8.25% 5/1/25 (a)	5,945,000	6,450,325
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	20,000	21,040
Tempo Acquisition LLC 6.75% 6/1/25 (a)	7,683,000	7,903,886
The GEO Group, Inc.:
5.875% 10/15/24	676,000	564,460
6% 4/15/26	185,000	146,613
		58,555,001
Super Retail - 0.3%
The William Carter Co. 5.625% 3/15/27 (a)	4,251,000	4,532,629
Technology - 5.1%
Ascend Learning LLC:
6.875% 8/1/25 (a)	4,624,000	4,826,300
6.875% 8/1/25 (a)	793,000	829,676
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	5,500,000	5,121,875
Camelot Finance SA 4.5% 11/1/26 (a)	3,870,000	3,910,248
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	1,711,000	1,756,975
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,581,000	1,715,385
Gartner, Inc. 5.125% 4/1/25 (a)	11,000	11,536
Micron Technology, Inc. 5.5% 2/1/25	15,000	15,429
Nuance Communications, Inc. 5.625% 12/15/26	4,915,000	5,216,290
Open Text Corp. 5.875% 6/1/26 (a)	3,690,000	3,934,463
Qorvo, Inc. 5.5% 7/15/26	4,473,000	4,774,838
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	5,426,000	4,964,790
Sensata Technologies BV 5% 10/1/25 (a)	64,000	68,973
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	17,168,000	17,962,020
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	7,899,000	8,427,246
Symantec Corp.:
4.2% 9/15/20	2,212,000	2,240,296
5% 4/15/25 (a)	9,138,000	9,366,450
TTM Technologies, Inc. 5.625% 10/1/25 (a)	9,454,000	9,548,540
		84,691,330
Telecommunications - 11.1%
Altice Financing SA:
6.625% 2/15/23 (a)	2,450,000	2,516,640
7.5% 5/15/26 (a)	12,375,000	13,148,438
Altice Finco SA:
7.625% 2/15/25 (a)	7,680,000	7,872,000
8.125% 1/15/24 (a)	2,320,000	2,392,500
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	11,645,000	12,256,363
7.5% 10/15/26 (a)	11,872,000	12,747,560
Citizens Utilities Co. 7.05% 10/1/46	12,307,000	5,538,150
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	2,531,000	2,632,240
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	4,778,000	4,814,791
Level 3 Communications, Inc. 5.75% 12/1/22	35,000	35,088
Level 3 Financing, Inc.:
5.125% 5/1/23	564,000	571,050
5.375% 1/15/24	14,984,000	15,264,950
5.375% 5/1/25	201,000	207,784
Millicom International Cellular SA:
6% 3/15/25 (a)	945,000	978,075
6.625% 10/15/26 (a)	7,662,000	8,322,848
Neptune Finco Corp. 6.625% 10/15/25 (a)	9,962,000	10,609,530
Qwest Corp. 6.75% 12/1/21	19,000	20,506
SFR Group SA:
7.375% 5/1/26 (a)	13,319,000	14,262,585
8.125% 2/1/27 (a)	5,562,000	6,166,868
Sprint Communications, Inc. 6% 11/15/22	10,986,000	11,617,695
Sprint Corp.:
7.125% 6/15/24	5,180,000	5,620,300
7.875% 9/15/23	11,155,000	12,312,331
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	32,000	33,000
5.125% 4/15/25	32,000	33,250
6% 4/15/24	5,327,000	5,526,763
6.375% 3/1/25	24,000	24,905
Telecom Italia Capital SA:
6% 9/30/34	2,727,000	2,911,073
6.375% 11/15/33	1,530,000	1,686,381
Telecom Italia SpA 5.303% 5/30/24 (a)	9,517,000	10,183,190
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	5,400,000	5,742,900
U.S. West Communications 7.25% 9/15/25	21,000	24,084
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	2,071,000	2,104,923
6.375% 5/15/25	6,419,000	6,598,732
		184,777,493
Transportation Ex Air/Rail - 1.0%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	4,938,000	5,328,102
5.25% 5/15/24 (a)	2,605,000	2,840,753
5.5% 1/15/23 (a)	7,255,000	7,828,871
		15,997,726
Utilities - 3.7%
Calpine Corp. 5.75% 1/15/25	224,000	229,880
Clearway Energy Operating LLC 5.75% 10/15/25	25,000	25,656
DCP Midstream Operating LP 5.125% 5/15/29	3,994,000	4,053,910
Dynegy, Inc. 5.875% 6/1/23	28,000	28,595
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	3,429,000	3,542,962
7% 8/1/27 (a)	3,643,000	3,789,339
InterGen NV 7% 6/30/23 (a)	15,134,000	14,384,867
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	4,580,000	4,763,200
4.5% 9/15/27 (a)	8,000	8,160
NRG Energy, Inc.:
5.25% 6/15/29 (a)	3,365,000	3,608,963
5.75% 1/15/28	2,269,000	2,456,193
6.625% 1/15/27	38,000	41,183
7.25% 5/15/26	21,000	22,996
NRG Yield Operating LLC 5% 9/15/26	1,810,000	1,810,000
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	3,079,381	3,325,732
Talen Energy Supply LLC 10.5% 1/15/26 (a)	6,606,000	5,681,160
The AES Corp.:
4.5% 3/15/23	22,000	22,495
4.875% 5/15/23	47,000	47,752
5.125% 9/1/27	1,756,000	1,887,665
6% 5/15/26	208,000	222,102
Vistra Operations Co. LLC:
5% 7/31/27 (a)	3,159,000	3,269,565
5.5% 9/1/26 (a)	8,542,000	9,026,502
		62,248,877

TOTAL NONCONVERTIBLE BONDS		1,487,648,647

TOTAL CORPORATE BONDS
(Cost $1,476,481,902)		1,497,009,268
	Shares	Value

Common Stocks - 0.9%
Food & Drug Retail - 0.9%
Southeastern Grocers, Inc. (e)(f)	436,231	15,342,244
Metals/Mining - 0.0%
Aleris Corp. (e)(f)	46,900	0
Elah Holdings, Inc. (f)(g)	333	19,311

TOTAL METALS/MINING		19,311

TOTAL COMMON STOCKS
(Cost $16,160,228)		15,361,555

Convertible Preferred Stocks - 0.1%
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%
(Cost $1,463,147)	1,450	1,805,613
	Principal Amount	Value

Bank Loan Obligations - 1.1%
Cable/Satellite TV - 0.0%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0543% 8/19/23 (b)(c)	435,000	416,921
Energy - 0.7%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.1746% 12/31/21 (b)(c)	96,000	63,360
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5496% 12/31/22 (b)(c)	4,259,000	3,643,575
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.7859% 3/1/24 (b)(c)	6,001,000	2,525,401
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 10% 5/11/20 (b)(c)(e)(h)	4,887,466	4,643,093

TOTAL ENERGY		10,875,429

Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9395% 4/25/25 (b)(c)	3,828,516	3,741,685
Restaurants - 0.0%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 2/17/24 (b)(c)	84,000	84,063
Services - 0.0%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (b)(c)	350,000	334,033
Telecommunications - 0.2%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 2/1/24 (b)(c)	2,453,803	2,426,885
TOTAL BANK LOAN OBLIGATIONS
(Cost $18,847,015)		17,879,016

Preferred Securities - 2.3%
Banks & Thrifts - 1.7%
Bank of America Corp.:
5.2% (b)(i)	549,000	584,267
5.875% (b)(i)	27,000	29,890
6.25% (b)(i)	10,521,000	11,739,196
6.5% (b)(i)	13,000	14,761
Barclays PLC 7.875% (Reg. S) (b)(i)	4,681,000	5,039,079
Royal Bank of Scotland Group PLC 7.5% (b)(i)	3,239,000	3,320,855
Wells Fargo & Co. 5.9% (b)(i)	6,392,000	7,046,586

TOTAL BANKS & THRIFTS		27,774,634

Diversified Financial Services - 0.5%
AerCap Holdings NV 5.875% 10/10/79 (b)	8,354,000	8,738,546
Energy - 0.1%
MPLX LP 6.875% (b)(i)	41,000	42,158
Summit Midstream Partners LP 9.5% (b)(i)	3,512,000	2,128,550

TOTAL ENERGY		2,170,708

TOTAL PREFERRED SECURITIES
(Cost $38,440,374)		38,683,888
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund 1.83% (j)	71,977,047	71,991,443
Fidelity Securities Lending Cash Central Fund 1.84% (j)(k)	5,924	5,925
TOTAL MONEY MARKET FUNDS
(Cost $71,994,429)		71,997,368
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $1,623,387,095)		1,642,736,708
NET OTHER ASSETS (LIABILITIES) - 1.1%		18,440,078
NET ASSETS - 100%		$1,661,176,786

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $929,838,576 or 56.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,491,047 and $3,316,495, respectively.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$384,867
Fidelity Securities Lending Cash Central Fund	39
Total	$384,906

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$15,342,244	$--	$--	$15,342,244
Materials	19,311	19,311	--	--
Real Estate	1,805,613	--	1,805,613	--
Corporate Bonds	1,497,009,268	--	1,497,009,262	6
Bank Loan Obligations	17,879,016	--	13,235,923	4,643,093
Preferred Securities	38,683,888	--	38,683,888	--
Money Market Funds	71,997,368	71,997,368	--	--
Total Investments in Securities:	$1,642,736,708	$72,016,679	$1,550,734,686	$19,985,343

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$15,934,791
Net Realized Gain (Loss) on Investment Securities	24,354
Net Unrealized Gain (Loss) on Investment Securities	(638,547)
Cost of Purchases	4,643,093
Proceeds of Sales	(24,354)
Amortization/Accretion	67,984
Transfers into Level 3	--
Transfers out of Level 3	(21,978)
Ending Balance	$19,985,343
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2019	$(28,723)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.9%
Netherlands	4.9%
Canada	4.3%
Luxembourg	4.3%
Multi-National	3.1%
Cayman Islands	3.1%
Ireland	1.5%
France	1.3%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,500) — See accompanying schedule: Unaffiliated issuers (cost $1,551,392,666)	$1,570,739,340
Fidelity Central Funds (cost $71,994,429)	71,997,368
Total Investment in Securities (cost $1,623,387,095)		$1,642,736,708
Cash		1,557,967
Receivable for investments sold
Regular delivery		194,513
Delayed delivery		24,354
Receivable for fund shares sold		9,555,599
Dividends receivable		24,063
Interest receivable		23,460,180
Distributions receivable from Fidelity Central Funds		79,924
Other receivables		367
Total assets		1,677,633,675
Liabilities
Payable for investments purchased	$16,202,911
Payable for fund shares redeemed	239,524
Other payables and accrued expenses	8,529
Collateral on securities loaned	5,925
Total liabilities		16,456,889
Net Assets		$1,661,176,786
Net Assets consist of:
Paid in capital		$1,939,806,769
Total accumulated earnings (loss)		(278,629,983)
Net Assets, for 175,632,411 shares outstanding		$1,661,176,786
Net Asset Value, offering price and redemption price per share ($1,661,176,786 ÷ 175,632,411 shares)		$9.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$1,197,465
Interest		45,964,203
Income from Fidelity Central Funds (including $39 from security lending)		384,906
Total income		47,546,574
Expenses
Custodian fees and expenses	$6,790
Independent trustees' fees and expenses	4,684
Commitment fees	1,860
Total expenses before reductions	13,334
Expense reductions	(7,491)
Total expenses after reductions		5,843
Net investment income (loss)		47,540,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,572,834
Total net realized gain (loss)		2,572,834
Change in net unrealized appreciation (depreciation) on investment securities		(5,674,127)
Net gain (loss)		(3,101,293)
Net increase (decrease) in net assets resulting from operations		$44,439,438

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,540,731	$164,663,192
Net realized gain (loss)	2,572,834	(76,864,585)
Change in net unrealized appreciation (depreciation)	(5,674,127)	54,057,179
Net increase (decrease) in net assets resulting from operations	44,439,438	141,855,786
Distributions to shareholders	(51,240,667)	(167,180,454)
Share transactions
Proceeds from sales of shares	163,291,588	156,636,382
Reinvestment of distributions	51,240,667	167,180,454
Cost of shares redeemed	(57,295,720)	(1,671,555,581)
Net increase (decrease) in net assets resulting from share transactions	157,236,535	(1,347,738,745)
Total increase (decrease) in net assets	150,435,306	(1,373,063,413)
Net Assets
Beginning of period	1,510,741,480	2,883,804,893
End of period	$1,661,176,786	$1,510,741,480
Other Information
Shares
Sold	17,196,757	16,663,280
Issued in reinvestment of distributions	5,413,151	17,863,731
Redeemed	(6,049,174)	(177,266,032)
Net increase (decrease)	16,560,734	(142,739,021)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.50	$9.56	$9.68	$8.96	$9.87	$10.58
Income from Investment Operations
Net investment income (loss)A	.296	.607	.623	.557	.550	.565
Net realized and unrealized gain (loss)	(.017)	(.051)	(.141)	.687	(.867)	(.382)
Total from investment operations	.279	.556	.482	1.244	(.317)	.183
Distributions from net investment income	(.315)	(.616)	(.602)	(.524)	(.546)	(.552)
Distributions from net realized gain	(.004)	–	–	–	(.047)	(.341)
Total distributions	(.319)	(.616)	(.602)	(.524)	(.593)	(.893)
Net asset value, end of period	$9.46	$9.50	$9.56	$9.68	$8.96	$9.87
Total ReturnB,C	2.99%	6.12%	5.08%	14.25%	(3.08)%	1.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	.06%	.69%	.69%	.69%
Expenses net of fee waivers, if any	- %F,G	- %G	.05%	.69%	.69%	.69%
Expenses net of all reductions	- %F,G	- %G	.05%	.69%	.69%	.69%
Net investment income (loss)	6.23%F	6.44%	6.44%	6.00%	6.07%	5.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,661,177	$1,510,741	$2,883,805	$1,285,072	$2,417,317	$2,835,891
Portfolio turnover rateH	25%F,I	69%	49%	44%	34%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$15,342,244	Market comparable	Discount rate	9.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA (EV/EBITDA)	5.7	Increase
		Book value	Book value multiple	0.0	Increase
Corporate Bonds	$6	Recovery value	Recovery value	0.0%	Increase
Bank Loan Obligations	$4,643,093	Market approach	Transaction price	$95.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, certain conversion ratio adjustments, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$73,755,511
Gross unrealized depreciation	(46,971,171)
Net unrealized appreciation (depreciation)	$26,784,340
Tax cost	$1,615,952,368

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(18,430,279)
Long-term	(291,998,337)
Total capital loss carryforward	$(310,428,616)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $192,006,277 and $186,208,456, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $112,256,713 in exchange for 11,804,071 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,860 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $3. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,491.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	- %-C	$1,000.00	$1,029.90	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

FSH-SANN-1219
1.924273.108

Fidelity® Global High Income Fund

Semi-Annual Report

October 31, 2019

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
NRG Energy, Inc.	1.4
Ally Financial, Inc.	1.4
Tenet Healthcare Corp.	1.4
CCO Holdings LLC/CCO Holdings Capital Corp.	1.3
Citigroup, Inc.	1.1
6.6

Top Five Countries as of October 31, 2019

(excluding cash equivalents)	% of fund's net assets
United States of America	42.2
Cayman Islands	10.0
Netherlands	6.7
Luxembourg	6.1
Canada	2.6

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Energy	13.4
Banks & Thrifts	7.4
Healthcare	7.2
Telecommunications	6.9
Homebuilders/Real Estate	6.6

Quality Diversification (% of fund's net assets)

As of October 31, 2019
AAA,AA,A	0.6%
BBB	4.3%
BB	38.0%
B	32.9%
CCC,CC,C	11.7%
D	0.6%
Not Rated	4.3%
Equities	1.0%
Short-Term Investments and Net Other Assets	6.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Corporate Bonds	79.2%
Government Obligations	0.8%
Stocks	1.0%
Preferred Securities	7.3%
Other Investments	5.1%
Short-Term Investments and Net Other Assets (Liabilities)	6.6%

 * Foreign investments - 51.1%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.2%
		Principal Amount(a)	Value
Convertible Bonds - 0.7%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24		$120,000	$107,568
3.375% 8/15/26		264,000	246,856
			354,424
Energy - 0.0%
Denbury Resources, Inc. 6.375% 12/31/24 (b)		89,000	48,212
Steel - 0.0%
Vallourec SA 4.125% 10/4/22	EUR	7,847	47,096
Utilities - 0.4%
SolarCity Corp. 1.625% 11/1/19		407,000	406,743

TOTAL CONVERTIBLE BONDS			856,475

Nonconvertible Bonds - 78.5%
Aerospace - 1.5%
BBA U.S. Holdings, Inc.:
4% 3/1/28 (b)		70,000	69,475
5.375% 5/1/26 (b)		30,000	31,350
Bombardier, Inc.:
7.5% 12/1/24 (b)		96,000	93,060
7.5% 3/15/25 (b)		40,000	38,250
7.875% 4/15/27 (b)		425,000	401,625
BWX Technologies, Inc. 5.375% 7/15/26 (b)		65,000	68,838
DAE Funding LLC 4.5% 8/1/22 (b)		50,000	50,987
TransDigm UK Holdings PLC 6.875% 5/15/26		200,000	213,500
TransDigm, Inc.:
5.5% 11/15/27 (b)(c)		455,000	453,494
6.25% 3/15/26 (b)		80,000	85,700
7.5% 3/15/27		285,000	307,800
			1,814,079
Air Transportation - 1.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		421,875	390,366
Azul Investments LLP 5.875% 10/26/24 (b)		300,000	309,750
Leonardo SpA 1.5% 6/7/24 (Reg. S)	EUR	100,000	114,644
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		300,000	321,390
			1,136,150
Automotive & Auto Parts - 1.2%
Allison Transmission, Inc. 4.75% 10/1/27 (b)		300,000	306,750
IAA Spinco, Inc. 5.5% 6/15/27 (b)		30,000	32,142
IHO Verwaltungs GmbH:
3.625% 5/15/25 pay-in-kind (Reg. S) (d)	EUR	100,000	113,900
3.75% 9/15/26 pay-in-kind(Reg. S) (d)	EUR	100,000	112,924
LKQ European Holdings BV 3.625% 4/1/26	EUR	100,000	116,131
Metalsa SA de CV 4.9% 4/24/23 (b)		350,000	361,156
Novem Group GmbH 3 month EURIBOR + 5.250% 5.25% 5/15/24 (Reg. S) (d)(e)	EUR	100,000	112,740
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	100,000	104,281
Volvo Car AB 2.125% 4/2/24 (Reg. S)	EUR	100,000	114,736
			1,374,760
Banks & Thrifts - 3.8%
Access Bank PLC 10.5% 10/19/21 (b)		200,000	221,938
Akbank TAS 7.2% 3/16/27 (b)(d)		200,000	188,688
Ally Financial, Inc.:
5.75% 11/20/25		335,000	373,106
8% 11/1/31		155,000	213,079
8% 11/1/31		738,000	1,031,355
Banco Macro SA 6.75% 11/4/26 (b)(d)		300,000	220,594
Bank of Ireland 10% 12/19/22	EUR	100,000	142,422
Bankia SA 3.375% 3/15/27 (Reg. S) (d)	EUR	300,000	352,833
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		400,000	411,000
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	208,531
Intesa Sanpaolo SpA 3.928% 9/15/26 (Reg. S)	EUR	200,000	251,398
Pearl Holding III Ltd. 9.5% 12/11/22		200,000	143,295
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		200,000	205,250
TBC Bank JSC 5.75% 6/19/24 (b)		200,000	205,250
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(d)		200,000	178,813
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		200,000	199,250
			4,546,802
Broadcasting - 1.7%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	100,625
4.75% 8/1/25		125,000	126,250
Cable Onda SA 4.5% 1/30/30 (b)		200,000	202,250
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (b)		40,000	42,400
Entercom Media Corp. 6.5% 5/1/27 (b)		40,000	41,800
Netflix, Inc.:
4.875% 4/15/28		85,000	87,830
5.875% 11/15/28		140,000	154,175
Nexstar Escrow, Inc. 5.625% 7/15/27 (b)		75,000	79,103
Scripps Escrow, Inc. 5.875% 7/15/27 (b)		60,000	61,482
Sirius XM Radio, Inc.:
4.625% 7/15/24 (b)		100,000	104,500
5% 8/1/27 (b)		125,000	131,406
5.375% 7/15/26 (b)		380,000	400,900
Tegna, Inc. 5% 9/15/29 (b)		120,000	121,650
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		400,000	375,625
			2,029,996
Building Materials - 0.7%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		15,000	15,338
CEMEX Finance LLC 6% 4/1/24 (Reg. S)		200,000	204,866
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	200,750
HD Supply, Inc. 5.375% 10/15/26 (b)		120,000	126,600
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	92,000
Loxam SAS 3.25% 1/14/25 (Reg. S)	EUR	100,000	111,112
Titan Global Finance PLC 2.375% 11/16/24 (Reg. S)	EUR	100,000	115,073
			865,739
Cable/Satellite TV - 5.6%
Altice Luxembourg SA:
8% 5/15/27 (Reg. S)	EUR	175,000	213,989
10.5% 5/15/27 (b)		225,000	254,531
Altice SA:
6.25% 2/15/25 (Reg. S)	EUR	150,000	173,773
7.625% 2/15/25 (b)		700,000	721,875
Cablevision SA 6.5% 6/15/21 (b)		200,000	188,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75% 3/1/30 (b)		140,000	142,625
5.125% 2/15/23		85,000	86,806
5.125% 5/1/23 (b)		155,000	158,681
5.125% 5/1/27 (b)		890,000	937,838
5.5% 5/1/26 (b)		110,000	115,913
5.75% 1/15/24		46,000	47,136
5.75% 2/15/26 (b)		65,000	68,640
CSC Holdings LLC:
5.375% 2/1/28 (b)		165,000	174,488
5.5% 4/15/27 (b)		115,000	121,901
5.75% 1/15/30 (b)		100,000	105,250
6.5% 2/1/29 (b)		165,000	184,284
7.5% 4/1/28 (b)		230,000	258,750
7.75% 7/15/25 (b)		105,000	112,613
Digi Communications NV 5% 10/15/23 (Reg. S)	EUR	130,000	148,659
DISH DBS Corp.:
5% 3/15/23		500,000	503,750
5.875% 11/15/24		55,000	55,138
7.75% 7/1/26		185,000	186,637
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)		200,000	205,250
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	115,555
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	114,575
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		320,000	340,000
VTR Finance BV 6.875% 1/15/24 (b)		539,000	552,475
Ziggo B.V.:
4.25% 1/15/27 (Reg. S)	EUR	100,000	120,128
4.875% 1/15/30 (b)		50,000	50,891
Ziggo Bond Co. BV 6% 1/15/27 (b)		160,000	167,200
			6,628,101
Chemicals - 1.9%
Bayer AG 3% 7/1/75 (Reg S.) (d)	EUR	100,000	112,894
Braskem Netherlands BV 4.5% 1/31/30 (b)		200,000	198,300
CF Industries Holdings, Inc.:
4.95% 6/1/43		270,000	270,338
5.15% 3/15/34		335,000	355,100
5.375% 3/15/44		105,000	107,625
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	230,861
OCI NV:
5.25% 11/1/24 (b)		110,000	113,850
6.625% 4/15/23 (b)		110,000	114,813
OCP SA 5.625% 4/25/24 (b)		200,000	219,250
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		200,000	196,688
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		150,000	149,250
Tronox Finance PLC 5.75% 10/1/25 (b)		45,000	42,413
Tronox, Inc. 6.5% 4/15/26 (b)		110,000	105,600
			2,216,982
Consumer Products - 0.9%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		170,000	182,963
EVOCA SpA 3 month EURIBOR + 4.250% 4.25% 11/1/26 (Reg. S) (d)(e)	EUR	100,000	111,982
International Design Group SpA:
3 month EURIBOR + 6.000% 6% 11/15/25 (Reg. S) (d)(e)	EUR	100,000	111,569
6.5% 11/15/25 (Reg. S)	EUR	100,000	112,645
Spectrum Brands Holdings, Inc. 5% 10/1/29 (b)		400,000	409,000
The Scotts Miracle-Gro Co. 4.5% 10/15/29 (b)		90,000	90,450
			1,018,609
Containers - 2.1%
ARD Finance SA 6.625% 9/15/23 pay-in-kind (d)	EUR	100,000	115,439
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
2.75% 3/15/24 (Reg. S)	EUR	200,000	227,242
5.25% 8/15/27 (b)		200,000	205,000
6% 2/15/25 (b)		200,000	210,000
6.75% 5/15/24 (Reg. S)	EUR	100,000	117,111
Ball Corp.:
4.375% 12/15/23	EUR	300,000	387,626
4.875% 3/15/26		205,000	222,425
Berry Global, Inc. 4.5% 2/15/26 (b)		200,000	201,250
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		60,000	62,625
Crown European Holdings SA 2.875% 2/1/26	EUR	100,000	119,477
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	75,000	88,199
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		20,000	16,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		276,196	277,149
Schoeller Packaging BV 6.375% 11/1/24 (Reg. S)	EUR	124,000	139,601
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		40,000	41,900
8.5% 8/15/27 (b)		40,000	42,650
			2,474,194
Diversified Financial Services - 4.7%
Arena Lux Finance Sarl 2.875% 11/1/24 (Reg. S)	EUR	100,000	115,434
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		120,000	115,200
Comcel Trust 6.875% 2/6/24 (b)		220,000	226,531
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		200,000	229,156
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		370,000	388,500
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		140,000	146,125
FLY Leasing Ltd. 5.25% 10/15/24		60,000	61,800
Fortune Star (BVI) Ltd. 6.75% 7/2/23 (Reg. S)		200,000	205,938
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	100,000	105,383
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		270,000	272,363
6.25% 5/15/26		260,000	275,600
6.375% 12/15/25		215,000	225,750
Intelsat Connect Finance SA 9.5% 2/15/23 (b)		80,000	74,208
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	103,667
James Hardie International Finance Ltd. 4.75% 1/15/25 (b)		200,000	207,468
Lincoln Financing SARL 3.625% 4/1/24 (Reg. S)	EUR	225,000	255,779
MSCI, Inc.:
5.375% 5/15/27 (b)		500,000	533,750
5.75% 8/15/25 (b)		50,000	52,438
Navient Corp.:
5.875% 10/25/24		40,000	40,900
7.25% 9/25/23		55,000	60,086
8% 3/25/20		190,000	194,038
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		20,000	21,010
5.25% 8/15/22 (b)		95,000	101,170
5.5% 2/15/24 (b)		565,000	621,161
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		185,000	186,850
6.875% 2/15/23 (b)		85,000	86,913
Springleaf Finance Corp.:
6.875% 3/15/25		75,000	84,938
7.125% 3/15/26		295,000	336,300
Verisure Holding AB 3.5% 5/15/23 (Reg. S)	EUR	100,000	114,894
Yihua Overseas Investment Ltd. 8.5% 10/23/20 (Reg. S)		200,000	109,500
			5,552,850
Diversified Media - 0.2%
E.W. Scripps Co. 5.125% 5/15/25 (b)		30,000	30,413
Viacom, Inc.:
5.875% 2/28/57 (d)		75,000	77,906
6.25% 2/28/57 (d)		90,000	98,100
			206,419
Energy - 12.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)		140,000	104,300
5.75% 1/15/28 (b)		60,000	44,550
Apergy Corp. 6.375% 5/1/26		30,000	29,325
Areva SA 4.875% 9/23/24	EUR	200,000	260,159
California Resources Corp. 8% 12/15/22 (b)		705,000	204,450
Callon Petroleum Co. 6.375% 7/1/26		35,000	32,638
Centennial Resource Production LLC:
5.375% 1/15/26 (b)		75,000	70,313
6.875% 4/1/27 (b)		65,000	63,700
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27		135,000	145,463
Cheniere Energy Partners LP 5.625% 10/1/26		90,000	95,063
Chesapeake Energy Corp.:
4.875% 4/15/22		70,000	55,606
5.75% 3/15/23		65,000	47,450
8% 6/15/27		185,000	115,625
Citgo Holding, Inc. 9.25% 8/1/24 (b)		185,000	193,094
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		85,000	85,850
Comstock Escrow Corp. 9.75% 8/15/26		140,000	110,600
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (b)(d)(e)		320,000	317,613
6.5% 5/15/26 (b)		185,000	178,063
6.875% 6/15/25 (b)		200,000	194,000
Covey Park Energy LLC 7.5% 5/15/25 (b)		210,000	155,400
DCP Midstream LLC 5.85% 5/21/43 (b)(d)		60,000	53,700
DCP Midstream Operating LP 5.375% 7/15/25		135,000	142,088
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		421,000	309,435
9.25% 3/31/22 (b)		45,000	36,900
Duke Energy Field Services 8.125% 8/16/30		5,000	6,138
Ecopetrol SA:
5.375% 6/26/26		100,000	112,313
5.875% 5/28/45		100,000	115,259
EG Global Finance PLC:
6.75% 2/7/25 (b)		275,000	275,000
8.5% 10/30/25 (b)		75,000	78,779
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		35,000	36,051
5.75% 1/30/28 (b)		35,000	36,838
EnLink Midstream LLC 5.375% 6/1/29		25,000	22,188
Envision Energy Overseas Capital Co. Ltd. 7.5% 4/26/21		200,000	159,750
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(f)		725,000	503,875
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		200,000	201,500
GeoPark Ltd. 6.5% 9/21/24 (b)		200,000	206,063
Greenko Dutch BV 5.25% 7/24/24		200,000	201,875
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		100,000	104,625
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		195,000	173,121
5.75% 10/1/25 (b)		143,000	127,628
6.25% 11/1/28 (b)		20,000	16,900
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		45,000	40,950
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		200,000	190,600
Jonah Energy LLC 7.25% 10/15/25 (b)		215,000	60,200
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)		95,000	83,125
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		400,000	417,125
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		85,000	85,000
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		200,000	202,885
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (Reg. S)		200,000	202,250
MEG Energy Corp.:
6.375% 1/30/23 (b)		305,000	288,225
7% 3/31/24 (b)		360,000	338,148
Mongolian Mining Corp. / Energy Resources LLC 9.25% 4/15/24 (Reg. S)		200,000	184,000
MPLX LP 6.375% 5/1/24 (b)		45,000	47,138
Nabors Industries, Inc.:
5.5% 1/15/23		105,000	88,725
5.75% 2/1/25		200,000	149,060
Neerg Energy Ltd. 6% 2/13/22 (Reg. S)		200,000	197,750
Noble Holding International Ltd.:
6.05% 3/1/41		5,000	1,750
6.2% 8/1/40		85,000	32,725
7.75% 1/15/24		48,000	28,800
7.875% 2/1/26 (b)		15,000	9,900
7.95% 4/1/25 (d)		35,000	19,688
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		400,000	215,000
Oasis Petroleum, Inc. 6.875% 3/15/22		43,000	38,163
Pacific Drilling SA 12% 4/1/24 pay-in-kind (b)(d)		9,097	3,775
Pan American Energy LLC 7.875% 5/7/21 (b)		266,667	269,000
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (b)		435,000	449,138
6.25% 6/1/24 (b)		10,000	10,413
PBF Holding Co. LLC/PBF Finance Corp. 7.25% 6/15/25		70,000	73,150
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	133,250
Peabody Energy Corp.:
6% 3/31/22 (b)		20,000	18,500
6.375% 3/31/25 (b)		25,000	20,688
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		88,000	93,104
7.375% 1/17/27		150,000	181,650
Petroleos Mexicanos 4.875% 1/18/24		300,000	314,175
Pride International, Inc. 7.875% 8/15/40		95,000	48,450
Puma International Financing SA 5.125% 10/6/24 (Reg. S)		200,000	195,616
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (d)	EUR	200,000	255,999
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	126,378
Sanchez Energy Corp.:
6.125% 1/15/23 (f)		235,000	10,575
7.25% 2/15/23 (b)(f)		275,000	187,000
SemGroup Corp. 7.25% 3/15/26		185,000	199,800
SESI LLC 7.75% 9/15/24		40,000	22,000
SM Energy Co.:
5% 1/15/24		65,000	57,363
5.625% 6/1/25		110,000	93,227
6.625% 1/15/27		65,000	54,600
6.75% 9/15/26		25,000	21,438
Southwestern Energy Co.:
7.5% 4/1/26		65,000	57,043
7.75% 10/1/27		50,000	43,000
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		90,000	92,363
5.5% 2/15/26		75,000	77,539
6% 4/15/27		175,000	183,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		35,000	35,876
5.375% 2/1/27		35,000	35,831
5.875% 4/15/26		70,000	73,070
6.5% 7/15/27 (b)		40,000	42,801
6.875% 1/15/29 (b)		70,000	75,688
Tecpetrol SA 4.875% 12/12/22 (b)		100,000	92,234
Teine Energy Ltd. 6.875% 9/30/22 (b)		85,000	85,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		150,000	154,500
4.75% 1/15/30 (b)		225,000	232,594
5% 1/31/28 (b)		50,000	52,735
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		110,000	110,910
Transocean Sentry Ltd. 5.375% 5/15/23 (b)		85,000	84,150
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		500,000	418,000
Tullow Oil PLC 6.25% 4/15/22 (b)		200,000	201,500
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	35,350
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		62,702	9,405
Valaris PLC:
5.2% 3/15/25		30,000	15,600
7.75% 2/1/26		85,000	44,625
Viper Energy Partners LP 5.375% 11/1/27 (b)		30,000	30,525
W&T Offshore, Inc. 9.75% 11/1/23 (b)		75,000	70,313
Weatherford International Ltd. 9.875% 2/15/24 (f)		80,000	24,400
Weatherford International, Inc. 9.875% 3/1/25 (f)		420,000	130,200
YPF SA:
8.5% 3/23/21 (b)		275,000	250,938
8.5% 7/28/25 (b)		400,000	316,800
			14,260,524
Entertainment/Film - 0.5%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)		80,000	83,408
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)(f)		1,068,694	512,973
			596,381
Environmental - 0.7%
Covanta Holding Corp.:
5.875% 3/1/24		110,000	113,025
5.875% 7/1/25		15,000	15,563
6% 1/1/27		135,000	141,075
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		465,000	472,347
Paprec Holding 3 month EURIBOR + 3.500% 3.5% 3/31/25 (d)(e)	EUR	100,000	100,544
			842,554
Food & Drug Retail - 0.3%
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		25,000	26,795
Performance Food Group, Inc. 5.5% 10/15/27 (b)		75,000	79,313
Sigma Holdco BV 5.75% 5/15/26 (Reg. S)	EUR	210,000	223,088
Tops Markets LLC 13% 11/19/24 pay-in-kind (d)		31,655	31,655
			360,851
Food/Beverage/Tobacco - 2.7%
Biostime International Holdings Ltd. 5.625% 10/24/24 (Reg. S)		200,000	203,750
Central American Bottling Corp. 5.75% 1/31/27 (b)		200,000	210,375
ESAL GmbH 6.25% 2/5/23 (b)		21,000	21,407
JBS Investments II GmbH:
5.75% 1/15/28 (b)		200,000	208,400
7% 1/15/26 (b)		600,000	650,400
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		30,000	31,163
5.875% 7/15/24 (b)		40,000	41,250
6.75% 2/15/28 (b)		185,000	203,502
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		120,000	129,300
6.5% 4/15/29 (b)		175,000	194,693
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)		60,000	61,538
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	47,306
4.875% 11/1/26 (b)		45,000	47,306
MHP SA 7.75% 5/10/24 (b)		300,000	318,000
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		225,000	233,438
Post Holdings, Inc.:
5% 8/15/26 (b)		255,000	265,226
5.625% 1/15/28 (b)		110,000	117,700
5.75% 3/1/27 (b)		160,000	170,341
Vector Group Ltd. 6.125% 2/1/25 (b)		90,000	86,400
			3,241,495
Gaming - 2.6%
Caesars Resort Collection LLC 5.25% 10/15/25 (b)		300,000	307,125
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	100,000	122,127
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	104,169
5.375% 4/15/26		30,000	32,990
International Game Technology PLC 6.25% 1/15/27 (b)		50,000	55,625
LHMC Finco SARL 6.25% 12/20/23 (Reg. S)	EUR	100,000	118,082
MCE Finance Ltd.:
5.25% 4/26/26 (b)		200,000	208,119
5.625% 7/17/27 (Reg. S)		250,000	260,742
MGM China Holdings Ltd. 5.875% 5/15/26 (Reg. S)		200,000	212,000
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28		350,000	366,625
5.75% 2/1/27 (b)		70,000	79,100
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		15,000	15,450
Station Casinos LLC 5% 10/1/25 (b)		90,000	91,238
Transocean, Inc. 7.25% 11/1/25 (b)		160,000	141,200
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		40,000	42,112
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		245,000	255,413
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		200,000	201,000
4.875% 10/1/24 (Reg. S)		200,000	201,000
5.5% 10/1/27 (b)		200,000	205,375
Wynn Resorts Ltd. 5.125% 10/1/29 (b)		85,000	88,825
			3,108,317
Healthcare - 6.6%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		110,000	102,850
Catalent Pharma Solutions 5% 7/15/27 (b)		20,000	20,900
Centene Corp. 5.375% 6/1/26 (b)		245,000	259,333
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)		20,000	20,377
5.5% 4/1/26 (b)		65,000	69,225
Community Health Systems, Inc.:
5.125% 8/1/21		100,000	99,750
6.25% 3/31/23		490,000	477,444
8% 3/15/26 (b)		440,000	430,100
8.125% 6/30/24 (b)		55,000	41,800
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	104,000
DaVita HealthCare Partners, Inc.:
5% 5/1/25		360,000	364,500
5.125% 7/15/24		150,000	153,116
Encompass Health Corp. 5.75% 9/15/25		15,000	15,656
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	113,158
HCA Holdings, Inc.:
4.5% 2/15/27		500,000	539,914
5.375% 9/1/26		85,000	92,650
5.625% 9/1/28		150,000	168,563
5.875% 2/15/26		85,000	95,625
5.875% 2/1/29		45,000	51,019
7.5% 2/15/22		180,000	199,710
Hologic, Inc.:
4.375% 10/15/25 (b)		75,000	76,840
4.625% 2/1/28 (b)		30,000	31,388
IMS Health, Inc.:
3.25% 3/15/25 (Reg. S)	EUR	200,000	228,073
5% 10/15/26 (b)		120,000	126,600
InRetail Pharma SA 5.375% 5/2/23 (b)		200,000	211,000
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		330,000	347,325
5.25% 8/1/26		100,000	105,000
NVA Holdings, Inc. 6.875% 4/1/26 (b)		50,000	53,625
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(d)		145,000	121,800
Sabra Health Care LP/Sabra Capital Corp. 3.9% 10/15/29		72,000	71,460
Service Corp. International 5.125% 6/1/29		35,000	37,275
Teleflex, Inc. 4.625% 11/15/27		30,000	31,425
Tenet Healthcare Corp.:
4.625% 7/15/24		160,000	164,800
5.125% 5/1/25		210,000	214,988
6.25% 2/1/27 (b)		195,000	205,969
6.75% 6/15/23		400,000	424,000
8.125% 4/1/22		515,000	557,488
Teva Pharmaceutical Finance Netherlands III BV:
1.125% 10/15/24	EUR	300,000	267,672
2.8% 7/21/23		155,000	134,075
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (b)		24,000	24,210
5.5% 11/1/25 (b)		110,000	114,951
5.75% 8/15/27 (b)		20,000	21,719
5.875% 5/15/23 (b)		66,000	66,957
6.125% 4/15/25 (b)		65,000	67,478
6.5% 3/15/22 (b)		80,000	82,416
7% 3/15/24 (b)		160,000	167,388
8.5% 1/31/27 (b)		60,000	67,500
9.25% 4/1/26 (b)		230,000	260,192
Vizient, Inc. 6.25% 5/15/27 (b)		15,000	16,176
Wellcare Health Plans, Inc.:
5.25% 4/1/25		50,000	52,328
5.375% 8/15/26 (b)		55,000	58,506
			7,830,314
Homebuilders/Real Estate - 5.7%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		90,000	93,610
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	205,063
China Aoyuan Property Group Ltd. 7.95% 2/19/23 (Reg. S)		400,000	419,194
China SCE Property Holdings Ltd. 8.75% 1/15/21 (Reg. S)		200,000	206,500
Easy Tactic Ltd.:
5.875% 2/13/23 (Reg. S)		200,000	186,752
8.125% 2/27/23 (Reg. S)		200,000	198,750
Evergrande Real Estate Group Ltd.:
8.25% 3/23/22 (Reg. S)		200,000	185,250
8.75% 6/28/25 (Reg. S)		200,000	167,500
Fantasia Holdings Group Co. Ltd. 7.375% 10/4/21 (Reg. S)		200,000	185,308
iStar Financial, Inc. 4.75% 10/1/24		120,000	123,750
Jababeka International BV 6.5% 10/5/23 (Reg. S)		200,000	177,250
Jingrui Holdings Ltd.:
7.75% 4/12/20		200,000	194,188
9.45% 4/23/21 (Reg. S)		200,000	184,500
Kaisa Group Holdings Ltd.:
8.5% 6/30/22 (Reg. S)		200,000	189,563
11.75% 2/26/21 (Reg. S)		200,000	207,938
KWG Property Holding Ltd.:
5.2% 9/21/22 (Reg. S)		200,000	193,250
7.875% 9/1/23 (Reg. S)		200,000	205,282
Lennar Corp. 5.375% 10/1/22		55,000	58,850
Lodha Development Intrnl Mauritius Ltd. 12% 3/13/20 (Reg. S)		200,000	159,425
Mattamy Group Corp. 6.875% 12/15/23 (b)		25,000	25,906
Modernland Overseas Pte Ltd. 6.95% 4/13/24		200,000	175,562
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		300,000	331,219
Redco Group 11% 8/29/20 (Reg. S)		200,000	201,760
Redsun Properties Group Ltd. 11.5% 3/4/21 (Reg. S)		200,000	199,125
Ronshine China Holdings Ltd. 11.25% 8/22/21 (Reg. S)		200,000	212,422
Scenery Journey Ltd. 11% 11/6/20 (Reg. S)		200,000	205,250
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	77,883
Sunac China Holdings Ltd.:
7.5% 2/1/24 (Reg. S)		200,000	198,350
8.375% 1/15/21 (Reg. S)		400,000	412,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (b)		80,000	88,500
5.875% 6/15/27 (b)		55,000	61,419
Times China Holdings Ltd. 7.85% 6/4/21 (Reg. S)		200,000	205,536
Yango Justice International Ltd. 9.5% 4/3/21 (Reg. S)		200,000	196,625
Yuzhou Properties Co. 8.625% 1/23/22 (Reg. S)		200,000	209,064
Zhenro Properties Group Ltd.:
8.7% 8/3/22 (Reg. S)		200,000	199,750
10.5% 6/28/20 (Reg. S)		200,000	204,375
			6,746,919
Hotels - 0.3%
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30 (b)		120,000	127,500
5.125% 5/1/26		230,000	241,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	42,299
			411,299
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		115,000	105,225
8.125% 2/15/24 (b)		55,000	58,609
HUB International Ltd. 7% 5/1/26 (b)		90,000	92,700
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		75,000	76,313
			332,847
Leisure - 0.1%
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		35,000	37,275
Voc Escrow Ltd. 5% 2/15/28 (b)		70,000	72,800
			110,075
Metals/Mining - 2.8%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	291,738
Alpha Natural Resources, Inc. 9.75% 4/15/18 (f)(g)		210,000	0
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		200,000	200,796
Constellium NV 5.875% 2/15/26 (b)		250,000	260,625
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		200,000	196,000
6.875% 3/1/26 (b)		200,000	196,000
7.25% 4/1/23 (b)		300,000	301,602
7.5% 4/1/25 (b)		200,000	200,250
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		45,000	46,350
5.125% 3/15/23 (b)		95,000	98,919
Minsur SA 6.25% 2/7/24 (Reg. S)		200,000	220,188
Polyus Finance PLC 5.25% 2/7/23 (b)		200,000	211,500
Stillwater Mining Co. 6.125% 6/27/22 (b)		300,000	305,625
Vedanta Resources PLC:
6.125% 8/9/24		200,000	183,625
6.375% 7/30/22 (b)		400,000	396,125
6.375% 7/30/22 (Reg. S)		200,000	198,063
			3,307,406
Paper - 0.2%
Berry Global Escrow Corp.:
4.875% 7/15/26 (b)		40,000	42,050
5.625% 7/15/27 (b)		35,000	37,144
Progroup AG 3% 3/31/26 (Reg. S)	EUR	100,000	108,841
			188,035
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)		140,000	144,200
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		120,000	123,612
8.75% 10/1/25 (b)		65,000	68,413
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		50,000	52,250
5% 6/1/24 (b)		195,000	202,313
5.25% 6/1/26 (b)		100,000	105,750
			696,538
Services - 2.5%
Algeco Scotsman Global Finance PLC 3 month EURIBOR + 6.250% 6.25% 2/15/23 (d)(e)	EUR	100,000	111,450
BidFair MergeRight, Inc. 7.375% 10/15/27 (b)		150,000	150,000
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		250,000	242,500
CDK Global, Inc.:
4.875% 6/1/27		105,000	110,644
5.25% 5/15/29 (b)		35,000	37,166
5.875% 6/15/26		35,000	37,450
eHi Car Service Co. Ltd. 5.875% 8/14/22		200,000	185,500
Elis SA 2.875% 2/15/26 (Reg. S)	EUR	100,000	122,386
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		200,000	207,875
Global A&T Electronics Ltd. 8.5% 1/12/23		200,000	186,788
H&E Equipment Services, Inc. 5.625% 9/1/25		180,000	189,225
IHS Markit Ltd.:
4% 3/1/26 (b)		35,000	36,898
4.75% 2/15/25 (b)		65,000	71,524
Intrum Justitia AB:
2.75% 7/15/22 (Reg. S)	EUR	50,000	56,404
3% 9/15/27 (Reg. S)	EUR	233,000	251,419
3.5% 7/15/26 (Reg. S)	EUR	100,000	111,987
IPD BV 4.5% 7/15/22 (Reg. S)	EUR	200,000	227,566
Laureate Education, Inc. 8.25% 5/1/25 (b)		495,000	537,075
Tempo Acquisition LLC 6.75% 6/1/25 (b)		55,000	56,581
			2,930,438
Steel - 1.1%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		55,000	56,513
Cleveland-Cliffs, Inc. 5.75% 3/1/25		55,000	54,313
CSN Resources SA 7.625% 2/13/23 (b)		300,000	310,594
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		60,000	61,147
JSW Steel Ltd. 5.375% 4/4/25 (Reg. S)		200,000	198,750
Metinvest BV 7.75% 4/23/23 (b)		300,000	312,750
Usiminas International SARL 5.875% 7/18/26 (b)		200,000	203,500
Vallourec SA 2.25% 9/30/24 (Reg. S)	EUR	100,000	71,388
			1,268,955
Technology - 2.4%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		330,000	307,313
Camelot Finance SA 4.5% 11/1/26 (b)		65,000	65,676
CDW LLC/CDW Finance Corp. 4.25% 4/1/28		80,000	82,900
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		267,000	274,174
Entegris, Inc. 4.625% 2/10/26 (b)		85,000	87,510
Fair Isaac Corp. 5.25% 5/15/26 (b)		50,000	54,250
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		55,000	58,300
InterXion Holding NV 4.75% 6/15/25 (Reg. S)	EUR	100,000	121,273
Itron, Inc. 5% 1/15/26 (b)		30,000	31,050
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		45,000	47,813
Jain International Trading BV 7.125% 2/1/22 (Reg. S)		200,000	57,000
Match Group, Inc.:
5% 12/15/27 (b)		60,000	62,625
5.625% 2/15/29 (b)		65,000	69,631
Orano SA 3.375% 4/23/26 (Reg. S)	EUR	100,000	119,890
Qorvo, Inc. 4.375% 10/15/29 (b)		45,000	45,253
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	126,752
Sensata Technologies, Inc. 4.375% 2/15/30 (b)		95,000	95,653
SoftBank Corp. 4% 9/19/29 (Reg. S)	EUR	200,000	227,941
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		410,000	428,963
TTM Technologies, Inc. 5.625% 10/1/25 (b)		25,000	25,250
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		75,000	73,688
10.5% 2/1/24 (b)		460,000	434,700
			2,897,605
Telecommunications - 6.2%
Altice Finco SA 7.625% 2/15/25 (b)		800,000	820,000
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		300,000	310,421
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		340,000	357,850
7.5% 10/15/26 (b)		100,000	107,375
Cellnex Telecom SA 2.375% 1/16/24 (Reg. S)	EUR	100,000	118,224
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		225,000	227,039
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		45,000	46,406
5.375% 3/15/27		40,000	42,750
Digicel Group Ltd. 6.75% 3/1/23 (b)		150,000	78,797
eircom Finance Ltd. 1.75% 11/1/24 (Reg. S)	EUR	100,000	110,902
Equinix, Inc. 5.375% 5/15/27		50,000	54,250
Frontier Communications Corp.:
8% 4/1/27 (b)		115,000	120,750
8.5% 4/1/26 (b)		225,000	225,563
11% 9/15/25		215,000	101,050
Globo Comunicacao e Participacoes SA 5.125% 3/31/27 (b)		200,000	208,000
GTH Finance BV 7.25% 4/26/23 (b)		200,000	223,344
GTT Communications, Inc. 7.875% 12/31/24 (b)		180,000	104,850
IHS Netherlands Holdco BV 8% 9/18/27 (b)		200,000	209,250
Intelsat Jackson Holdings SA 8% 2/15/24 (b)		190,000	195,166
Intelsat Luxembourg SA 8.125% 6/1/23		266,000	222,609
Millicom International Cellular SA 5.125% 1/15/28 (b)		250,000	257,734
Sable International Finance Ltd. 5.75% 9/7/27 (b)		125,000	130,000
SFR Group SA:
5.5% 1/15/28 (b)		130,000	132,438
7.375% 5/1/26 (b)		150,000	160,627
8.125% 2/1/27 (b)		245,000	271,644
Sprint Capital Corp.:
6.875% 11/15/28		190,000	206,150
8.75% 3/15/32		290,000	353,620
Sprint Corp.:
7.125% 6/15/24		200,000	217,000
7.625% 3/1/26		70,000	77,438
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	405,692
Telecom Argentina SA 8% 7/18/26 (b)		15,000	13,420
Telecom Italia SpA 4% 4/11/24 (Reg. S)	EUR	100,000	123,387
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		200,000	215,412
Telenet Finance Luxembourg Notes SARL 3.5% 3/1/28 (Reg. S)	EUR	200,000	242,553
Telesat Canada/Telesat LLC 6.5% 10/15/27 (b)		45,000	46,969
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		200,000	212,313
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (b)		200,000	194,625
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)		135,000	137,211
			7,282,829
Textiles/Apparel - 0.1%
CBR Fashion Finance BV 5.125% 10/1/22 (Reg. S)	EUR	100,000	111,493
Transportation Ex Air/Rail - 1.1%
Atlantia SpA 1.625% 2/3/25 (Reg. S)	EUR	100,000	108,529
Autostrade per L'italia SpA:
1.625% 6/12/23	EUR	75,000	84,019
1.875% 9/26/29 (Reg. S)	EUR	100,000	105,740
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		290,000	312,910
5.25% 5/15/24 (b)		135,000	147,218
5.5% 1/15/23 (b)		95,000	102,515
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		235,000	191,525
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		90,000	52,988
11.25% 8/15/22 (b)		135,000	95,175
Teekay Corp. 9.25% 11/15/22 (b)		60,000	62,100
			1,262,719
Utilities - 4.4%
ContourGlobal Power Holdings SA 4.125% 8/1/25 (Reg. S)	EUR	225,000	264,280
DCP Midstream Operating LP 5.125% 5/15/29		105,000	106,575
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (d)		175,000	177,505
Dynegy, Inc. 5.875% 6/1/23		70,000	71,488
Energias de Portugal SA 4.496% 4/30/79 (Reg. S) (d)	EUR	100,000	123,783
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	197,875
InterGen NV 7% 6/30/23 (b)		845,000	803,173
Nextera Energy Partners LP:
4.25% 9/15/24 (b)		50,000	52,000
4.5% 9/15/27 (b)		35,000	35,700
NRG Energy, Inc.:
5.25% 6/15/29 (b)		60,000	64,350
5.75% 1/15/28		1,345,000	1,455,919
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		272,223	294,000
Pacific Gas & Electric Co.:
3.75% 8/15/42 (f)		10,000	9,100
3.95% 12/1/47 (f)		10,000	9,050
4% 12/1/46 (f)		5,000	4,550
6.05% 3/1/34 (f)		115,000	115,288
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	30,750
Petrobras Global Finance BV 8.75% 5/23/26		75,000	96,000
Teollisuuden Voima Oyj 1.125% 3/9/26 (Reg. S)	EUR	107,000	118,189
TerraForm Global, Inc. 6.125% 3/1/26 (b)		310,000	316,975
The AES Corp.:
4% 3/15/21		195,000	198,169
5.125% 9/1/27		55,000	59,124
TVO Power Co. 2.125% 2/4/25 (Reg. S)	EUR	100,000	117,846
Vertiv Group Corp. 9.25% 10/15/24 (b)		60,000	56,438
Vistra Operations Co. LLC:
5% 7/31/27 (b)		140,000	144,900
5.5% 9/1/26 (b)		115,000	121,523
5.625% 2/15/27 (b)		185,000	196,100
			5,240,650

TOTAL NONCONVERTIBLE BONDS			92,892,925

TOTAL CORPORATE BONDS
(Cost $94,787,146)			93,749,400

Government Obligations - 0.8%
Germany - 0.6%
German Federal Republic:
0% 6/12/20	EUR	400,000	447,788
2% 8/15/23	EUR	200,000	245,995

TOTAL GERMANY			693,783

Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka 7.85% 3/14/29(Reg. S)		200,000	206,000
TOTAL GOVERNMENT OBLIGATIONS
(Cost $906,782)			899,783
		Shares	Value

Common Stocks - 1.0%
Automotive & Auto Parts - 0.1%
UC Holdings, Inc. (g)(h)		3,510	67,778
Energy - 0.2%
Pacific Drilling SA (h)		19,106	47,765
Tidewater, Inc.:
warrants 11/14/42 (h)		5,448	96,430
warrants 11/14/42 (h)		1,897	33,577
Ultra Petroleum Corp. warrants 7/14/25 (h)		1,260	0

TOTAL ENERGY			177,772

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (g)(h)		1,789	62,919
Tops Markets Corp. (g)		165	58,007
Tops Markets Corp. (Escrow) (g)(i)		165,000	2

TOTAL FOOD & DRUG RETAIL			120,928

Gaming - 0.2%
Boyd Gaming Corp.		4,800	130,800
Penn National Gaming, Inc. (h)		4,600	98,049

TOTAL GAMING			228,849

Healthcare - 0.0%
HCA Holdings, Inc.		400	53,416
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.		69	1,344
Services - 0.1%
United Rentals, Inc. (h)		1,000	133,570
Utilities - 0.3%
NRG Energy, Inc.		3,200	128,384
Vistra Energy Corp.		9,795	264,759

TOTAL UTILITIES			393,143

TOTAL COMMON STOCKS
(Cost $1,645,395)			1,176,800
		Principal Amount	Value

Bank Loan Obligations - 5.1%
Aerospace - 0.4%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 5/30/25 (d)(e)		124,170	123,153
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 6/9/23 (d)(e)		78,406	78,004
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 8/22/24 (d)(e)		216,631	214,837

TOTAL AEROSPACE			415,994

Cable/Satellite TV - 0.5%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.8282% 10/22/26 (d)(e)		15,000	15,084
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0543% 8/19/23 (d)(e)		577,565	553,561
Zayo Group LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 1/19/24 (d)(e)		5,000	5,005

TOTAL CABLE/SATELLITE TV			573,650

Chemicals - 0.0%
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.5625% 10/11/24 (d)(e)		9,100	9,032
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4271% 2/8/25 (d)(e)		4,173	4,167
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1903% 10/1/25 (d)(e)		43,634	42,499

TOTAL CHEMICALS			55,698

Diversified Financial Services - 0.1%
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3631% 10/31/24 (d)(e)		14,813	13,359
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1713% 3/1/25 (d)(e)		17,735	17,702
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.04% 4/29/26 (d)(e)		69,654	69,567

TOTAL DIVERSIFIED FINANCIAL SERVICES			100,628

Energy - 0.8%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 6/24/24 (d)(e)		48,875	42,827
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.1746% 12/31/21 (d)(e)		230,000	151,800
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5496% 12/31/22 (d)(e)		185,000	158,268
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 8/1/23 (d)(e)		10,000	10,075
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1044% 3/28/24 (d)(e)		154,225	154,225
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (d)(e)		270,000	253,633
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 10% 5/11/20 (d)(e)(g)(j)		120,977	114,928

TOTAL ENERGY			885,756

Food & Drug Retail - 0.6%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.1334% 5/31/24 (d)(e)		691,250	645,455
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.625% 11/19/23 (d)(e)(g)		66,535	67,616

TOTAL FOOD & DRUG RETAIL			713,071

Gaming - 0.0%
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 3/13/25 (d)(e)		19,750	19,256
Healthcare - 0.4%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 6/13/26 (d)(e)		335,000	308,857
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 5/6/26 (d)(e)		9,950	9,947
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.681% 2/11/26 (d)(e)		194,025	192,267

TOTAL HEALTHCARE			511,071

Hotels - 0.2%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1044% 5/29/26 (d)(e)		260,000	241,800
Insurance - 0.2%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8043% 5/10/25 (d)(e)		4,887	4,757
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1713% 5/9/25 (d)(e)		64,838	63,670
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4/25/25 (e)(k)		115,000	114,770
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 5/16/24 (d)(e)		14,700	14,255

TOTAL INSURANCE			197,452

Leisure - 0.2%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 7/31/24 (d)(e)		4,913	4,917
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 2/28/25 (d)(e)		229,484	226,226

TOTAL LEISURE			231,143

Restaurants - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 2/17/24 (d)(e)		287,036	287,251
Services - 0.5%
Almonde, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (d)(e)		220,000	205,242
BidFair MergeRight, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4085% 1/23/27 (d)(e)		112,028	109,298
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.6241% 11/30/25 (d)(e)		193,313	180,425
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3544% 8/22/25 (d)(e)		95,000	94,288

TOTAL SERVICES			589,253

Technology - 0.7%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 2/28/25 (d)(e)		9,850	9,854
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 10/1/25 (d)(e)		388,045	389,888
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5031% 11/1/24 (d)(e)		115,000	115,452
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2531% 11/1/23 (d)(e)		90,000	89,767
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 4/16/25 (d)(e)		114,482	114,674
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 4/16/25 (d)(e)		74,732	74,856
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 5/4/26 (d)(e)		20,000	20,031
Vertafore, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0359% 7/2/26 (d)(e)		65,000	62,102

TOTAL TECHNOLOGY			876,624

Telecommunications - 0.3%
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 5.6088% 1/31/26 (d)(e)		382,691	372,986
Utilities - 0.0%
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.04% 7/24/26 (d)(e)		14,662	14,650
TOTAL BANK LOAN OBLIGATIONS
(Cost $6,289,089)			6,086,283

Preferred Securities - 7.3%
Automotive & Auto Parts - 0.2%
Volkswagen International Finance NV 3.875% (Reg. S) (d)(l)	EUR	200,000	240,158
Banks & Thrifts - 3.6%
AIB Group PLC 5.25% (Reg. S) (d)(l)	EUR	200,000	231,810
Alfa Bond Issuance PLC 8% (Reg. S) (d)(l)		200,000	208,976
Banco de Sabadell SA 6.5% (Reg. S) (d)(l)	EUR	200,000	231,551
Banco Do Brasil SA 9% (b)(d)(l)		200,000	234,489
Banco Mercantil del Norte SA 7.625% (b)(d)(l)		360,000	379,264
Bank of America Corp. 5.875% (d)(l)		355,000	392,998
Bank of East Asia Ltd. 5.875% (Reg. S) (d)		300,000	312,731
Citigroup, Inc.:
5% (d)(l)		180,000	187,536
5.35% (d)(l)		550,000	581,468
5.95% (d)(l)		575,000	617,417
Intesa Sanpaolo SpA 7% (Reg. S) (d)(l)	EUR	200,000	239,663
Itau Unibanco Holding SA 6.125% (b)(d)(l)		200,000	210,409
JPMorgan Chase & Co. 5% (d)(l)		185,000	194,438
UniCredit SpA 9.25% (Reg. S) (d)(l)	EUR	200,000	265,296

TOTAL BANKS & THRIFTS			4,288,046

Consumer Products - 0.6%
Cosan Overseas Ltd. 8.25% (l)		700,000	742,029
Diversified Financial Services - 0.5%
AerCap Holdings NV 5.875% 10/10/79 (d)		115,000	120,294
LeasePlan Corp. NV 7.375% (Reg. S) (d)(l)	EUR	200,000	250,358
Nanyang Commercial Bank Ltd. 5% (Reg. S) (d)(l)		200,000	203,785

TOTAL DIVERSIFIED FINANCIAL SERVICES			574,437

Energy - 0.4%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (d)(l)	EUR	200,000	250,199
SMC Global Power Holdings Corp. 5.95% (d)(l)		200,000	202,000

TOTAL ENERGY			452,199

Healthcare - 0.2%
Fullerton Healthcare Corp. Ltd. 7% (Reg. S) (d)(l)		200,000	191,930
Homebuilders/Real Estate - 0.9%
Agile Property Holdings Ltd. 6.875% (Reg. S) (d)(l)		200,000	200,265
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (d)(l)		200,000	191,880
Grand City Properties SA 3.75% (d)(l)	EUR	100,000	121,177
RKI Overseas Finance 2017 (A) 7% (Reg. S) (l)		200,000	176,509
TLG Finance SARL 3.375% (Reg. S) (d)(l)	EUR	200,000	229,218
Yuzhou Properties Co. 5.375% (Reg. S) (d)(l)		200,000	183,162

TOTAL HOMEBUILDERS/REAL ESTATE			1,102,211

Telecommunications - 0.4%
Colombia Telecomunicaciones SA 8.5% (b)(d)(l)		200,000	205,051
Telefonica Europe BV 3.875% (Reg. S) (d)(l)	EUR	200,000	238,374

TOTAL TELECOMMUNICATIONS			443,425

Utilities - 0.5%
EDF SA:
4% (Reg. S) (d)(l)	EUR	100,000	120,795
5% (Reg. S) (d)(l)	EUR	100,000	130,631
5.375% 12/31/99 (d)	EUR	200,000	264,769
RWE AG 3.5% 4/21/75 (Reg. S) (d)	EUR	100,000	124,202

TOTAL UTILITIES			640,397

TOTAL PREFERRED SECURITIES
(Cost $8,464,950)			8,674,832
		Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund 1.83% (m)
(Cost $7,862,983)		7,861,596	7,863,169
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $119,956,345)			118,450,267
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(145,338)
NET ASSETS - 100%			$118,304,929

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,369,039 or 44.3% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Level 3 security

 (h) Non-income producing

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2 or 0.0% of net assets.

 (j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $86,412 and $82,091, respectively.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tops Markets Corp. (Escrow)	11/16/18	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,260
Total	$74,260

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$296,627	$228,849	$--	$67,778
Consumer Staples	120,928	--	--	120,928
Energy	177,772	177,772	--	--
Health Care	53,416	53,416	--	--
Industrials	133,570	133,570	--	--
Materials	1,344	1,344	--	--
Utilities	393,143	393,143	--	--
Corporate Bonds	93,749,400	--	93,749,400	--
Government Obligations	899,783	--	899,783	--
Bank Loan Obligations	6,086,283	--	5,903,739	182,544
Preferred Securities	8,674,832	--	8,674,832	--
Money Market Funds	7,863,169	7,863,169	--	--
Total Investments in Securities:	$118,450,267	$8,851,263	$109,227,754	$371,250

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	48.8%
Cayman Islands	10.0%
Netherlands	6.7%
Luxembourg	6.1%
Canada	2.6%
United Kingdom	2.5%
Multi-National	2.2%
France	1.9%
Argentina	1.9%
Ireland	1.8%
Mexico	1.5%
Italy	1.4%
Germany	1.4%
Singapore	1.2%
British Virgin Islands	1.2%
Turkey	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $112,093,362)	$110,587,098
Fidelity Central Funds (cost $7,862,983)	7,863,169
Total Investment in Securities (cost $119,956,345)		$118,450,267
Cash		35,878
Foreign currency held at value (cost $113,043)		113,163
Receivable for investments sold		324,218
Receivable for fund shares sold		85,718
Dividends receivable		14,001
Interest receivable		1,499,926
Distributions receivable from Fidelity Central Funds		10,711
Prepaid expenses		216
Other receivables		5,249
Total assets		120,539,347
Liabilities
Payable for investments purchased
Regular delivery	$1,489,320
Delayed delivery	455,000
Payable for fund shares redeemed	64,500
Distributions payable	74,352
Accrued management fee	77,528
Distribution and service plan fees payable	5,227
Other affiliated payables	18,067
Other payables and accrued expenses	50,424
Total liabilities		2,234,418
Net Assets		$118,304,929
Net Assets consist of:
Paid in capital		$123,624,515
Total accumulated earnings (loss)		(5,319,586)
Net Assets		$118,304,929
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,889,895 ÷ 727,724 shares)(a)		$9.47
Maximum offering price per share (100/96.00 of $9.47)		$9.86
Class M:
Net Asset Value and redemption price per share ($3,978,800 ÷ 420,292 shares)(a)		$9.47
Maximum offering price per share (100/96.00 of $9.47)		$9.86
Class C:
Net Asset Value and offering price per share ($3,523,696 ÷ 372,176 shares)(a)		$9.47
Global High Income:
Net Asset Value, offering price and redemption price per share ($95,753,175 ÷ 10,112,513 shares)		$9.47
Class I:
Net Asset Value, offering price and redemption price per share ($8,159,363 ÷ 861,713 shares)		$9.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$208,026
Interest		3,299,625
Income from Fidelity Central Funds		74,260
Total income		3,581,911
Expenses
Management fee	$416,837
Transfer agent fees	83,979
Distribution and service plan fees	31,727
Accounting fees	24,604
Custodian fees and expenses	17,353
Independent trustees' fees and expenses	340
Registration fees	24,387
Audit	37,064
Legal	471
Miscellaneous	348
Total expenses before reductions	637,110
Expense reductions	(9,487)
Total expenses after reductions		627,623
Net investment income (loss)		2,954,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(98,677)
Foreign currency transactions	(6,294)
Total net realized gain (loss)		(104,971)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(145,655)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	1,884
Total change in net unrealized appreciation (depreciation)		(143,770)
Net gain (loss)		(248,741)
Net increase (decrease) in net assets resulting from operations		$2,705,547

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,954,288	$6,690,427
Net realized gain (loss)	(104,971)	(1,440,603)
Change in net unrealized appreciation (depreciation)	(143,770)	(726,200)
Net increase (decrease) in net assets resulting from operations	2,705,547	4,523,624
Distributions to shareholders	(2,832,252)	(6,909,437)
Share transactions - net increase (decrease)	(1,597,938)	(30,207,682)
Total increase (decrease) in net assets	(1,724,643)	(32,593,495)
Net Assets
Beginning of period	120,029,572	152,623,067
End of period	$118,304,929	$120,029,572

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.48	$9.61	$9.54	$9.07	$9.60	$10.21
Income from Investment Operations
Net investment income (loss)A	.226	.468	.462	.463	.462	.476
Net realized and unrealized gain (loss)	(.020)	(.115)	.006	.422	(.541)	(.293)B
Total from investment operations	.206	.353	.468	.885	(.079)	.183
Distributions from net investment income	(.216)	(.457)	(.399)	(.418)	(.454)	(.486)
Distributions from net realized gain	–	(.026)	–	–	–	(.310)
Total distributions	(.216)	(.483)	(.399)	(.418)	(.454)	(.796)
Redemption fees added to paid in capitalA	–	–	.001	.003	.003	.003
Net asset value, end of period	$9.47	$9.48	$9.61	$9.54	$9.07	$9.60
Total ReturnC,D,E	2.20%	3.88%	4.94%	10.00%	(.65)%	1.97%B
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.32%	1.31%	1.36%	1.38%	1.28%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%H	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	4.76%H	5.00%	4.75%	4.98%	5.11%	4.82%
Supplemental Data
Net assets, end of period (000 omitted)	$6,890	$7,365	$8,712	$7,102	$6,187	$7,036
Portfolio turnover rateI	46%H	44%	48%	48%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.93%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.48	$9.61	$9.54	$9.07	$9.60	$10.21
Income from Investment Operations
Net investment income (loss)A	.226	.467	.462	.464	.462	.474
Net realized and unrealized gain (loss)	(.020)	(.114)	.006	.421	(.541)	(.291)B
Total from investment operations	.206	.353	.468	.885	(.079)	.183
Distributions from net investment income	(.216)	(.457)	(.399)	(.418)	(.454)	(.486)
Distributions from net realized gain	–	(.026)	–	–	–	(.310)
Total distributions	(.216)	(.483)	(.399)	(.418)	(.454)	(.796)
Redemption fees added to paid in capitalA	–	–	.001	.003	.003	.003
Net asset value, end of period	$9.47	$9.48	$9.61	$9.54	$9.07	$9.60
Total ReturnC,D,E	2.21%	3.88%	4.94%	10.00%	(.65)%	1.98%B
Ratios to Average Net AssetsF,G
Expenses before reductions	1.38%H	1.40%	1.40%	1.50%	1.48%	1.40%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%H	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	4.76%H	5.00%	4.75%	4.98%	5.11%	4.82%
Supplemental Data
Net assets, end of period (000 omitted)	$3,979	$3,971	$4,301	$3,029	$1,436	$1,745
Portfolio turnover rateI	46%H	44%	48%	48%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.94%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.48	$9.61	$9.54	$9.07	$9.60	$10.21
Income from Investment Operations
Net investment income (loss)A	.191	.398	.390	.394	.394	.401
Net realized and unrealized gain (loss)	(.020)	(.115)	.005	.422	(.540)	(.292)B
Total from investment operations	.171	.283	.395	.816	(.146)	.109
Distributions from net investment income	(.181)	(.387)	(.326)	(.349)	(.387)	(.412)
Distributions from net realized gain	–	(.026)	–	–	–	(.310)
Total distributions	(.181)	(.413)	(.326)	(.349)	(.387)	(.722)
Redemption fees added to paid in capitalA	–	–	.001	.003	.003	.003
Net asset value, end of period	$9.47	$9.48	$9.61	$9.54	$9.07	$9.60
Total ReturnC,D,E	1.82%	3.10%	4.16%	9.19%	(1.39)%	1.22%B
Ratios to Average Net AssetsF,G
Expenses before reductions	2.07%H	2.08%	2.08%	2.18%	2.20%	2.12%
Expenses net of fee waivers, if any	2.00%H	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%H	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	4.01%H	4.25%	4.00%	4.23%	4.36%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$3,524	$3,723	$4,420	$3,775	$3,437	$3,811
Portfolio turnover rateI	46%H	44%	48%	48%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.18%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.48	$9.62	$9.54	$9.07	$9.60	$10.21
Income from Investment Operations
Net investment income (loss)A	.238	.491	.487	.486	.486	.508
Net realized and unrealized gain (loss)	(.020)	(.125)	.015	.423	(.542)	(.301)B
Total from investment operations	.218	.366	.502	.909	(.056)	.207
Distributions from net investment income	(.228)	(.480)	(.423)	(.442)	(.477)	(.510)
Distributions from net realized gain	–	(.026)	–	–	–	(.310)
Total distributions	(.228)	(.506)	(.423)	(.442)	(.477)	(.820)
Redemption fees added to paid in capitalA	–	–	.001	.003	.003	.003
Net asset value, end of period	$9.47	$9.48	$9.62	$9.54	$9.07	$9.60
Total ReturnC,D	2.33%	4.03%	5.31%	10.28%	(.40)%	2.23%B
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.01%	1.02%	1.14%	1.20%	1.05%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	5.01%G	5.25%	5.00%	5.23%	5.35%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$95,753	$97,619	$125,192	$85,188	$93,256	$119,712
Portfolio turnover rateH	46%G	44%	48%	48%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.48	$9.62	$9.54	$9.07	$9.60	$10.21
Income from Investment Operations
Net investment income (loss)A	.238	.491	.485	.486	.483	.501
Net realized and unrealized gain (loss)	(.020)	(.125)	.017	.423	(.539)	(.293)B
Total from investment operations	.218	.366	.502	.909	(.056)	.208
Distributions from net investment income	(.228)	(.480)	(.423)	(.442)	(.477)	(.511)
Distributions from net realized gain	–	(.026)	–	–	–	(.310)
Total distributions	(.228)	(.506)	(.423)	(.442)	(.477)	(.821)
Redemption fees added to paid in capitalA	–	–	.001	.003	.003	.003
Net asset value, end of period	$9.47	$9.48	$9.62	$9.54	$9.07	$9.60
Total ReturnC,D	2.33%	4.03%	5.31%	10.28%	(.40)%	2.23%B
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.05%	1.03%	1.16%	1.10%	1.02%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	5.01%G	5.25%	5.00%	5.23%	5.35%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$8,159	$7,352	$9,999	$2,817	$1,905	$2,481
Portfolio turnover rateH	46%G	44%	48%	48%	41%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global High Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,060,833
Gross unrealized depreciation	(4,808,637)
Net unrealized appreciation (depreciation)	$(747,804)
Tax cost	$119,198,071

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,166,690)
Long-term	(3,367,790)
Total capital loss carryforward	$(4,534,480)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,431,694 and $27,702,237, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,519	$490
Class M	-%	.25%	5,016	–
Class C	.75%	.25%	18,192	1,795
			$31,727	$2,285

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,051
Class M	158
Class C(a)	35
$1,244

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,424.19
Class M	5,245.26
Class C	3,746.20
Global High Income	63,772.13
Class I	4,792.14
	$83,979

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $145 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$2,095
Class M	1.25%	2,679
Class C	2.00%	1,343
Global High Income	1.00%	2,464
Class I	1.00%	93
		$8,674

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $24 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $493.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $296.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2019	Year ended April 30, 2019
Distributions to shareholders
Class A	$156,149	$391,427
Class M	91,915	205,532
Class C	69,639	180,304
Global High Income	2,354,623	5,783,573
Class I	159,926	348,601
Total	$2,832,252	$6,909,437

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2019	Year ended April 30, 2019	Six months ended October 31, 2019	Year ended April 30, 2019
Class A
Shares sold	67,561	161,804	$638,600	$1,505,999
Reinvestment of distributions	15,774	40,182	149,091	374,959
Shares redeemed	(132,702)	(331,036)	(1,252,645)	(3,106,435)
Net increase (decrease)	(49,367)	(129,050)	$(464,954)	$(1,225,477)
Class M
Shares sold	23,192	61,952	$218,795	$578,414
Reinvestment of distributions	9,506	21,579	89,826	201,288
Shares redeemed	(31,409)	(111,896)	(297,042)	(1,039,339)
Net increase (decrease)	1,289	(28,365)	$11,579	$(259,637)
Class C
Shares sold	15,240	68,330	$144,375	$639,377
Reinvestment of distributions	7,212	18,636	68,167	173,728
Shares redeemed	(43,072)	(153,859)	(406,857)	(1,442,196)
Net increase (decrease)	(20,620)	(66,893)	$(194,315)	$(629,091)
Global High Income
Shares sold	1,328,195	3,114,879	$12,573,764	$29,075,801
Reinvestment of distributions	203,876	527,744	1,927,129	4,924,322
Shares redeemed	(1,718,523)	(6,363,830)	(16,264,999)	(59,508,602)
Net increase (decrease)	(186,452)	(2,721,207)	$(1,764,106)	$(25,508,479)
Class I
Shares sold	397,813	485,713	$3,752,745	$4,504,729
Reinvestment of distributions	13,706	29,106	129,543	271,715
Shares redeemed	(325,419)	(779,082)	(3,068,430)	(7,361,442)
Net increase (decrease)	86,100	(264,263)	$813,858	$(2,584,998)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Class A	1.25%
Actual		$1,000.00	$1,022.00	$6.35
Hypothetical-C		$1,000.00	$1,018.85	$6.34
Class M	1.25%
Actual		$1,000.00	$1,022.10	$6.35
Hypothetical-C		$1,000.00	$1,018.85	$6.34
Class C	2.00%
Actual		$1,000.00	$1,018.20	$10.15
Hypothetical-C		$1,000.00	$1,015.08	$10.13
Global High Income	1.00%
Actual		$1,000.00	$1,023.30	$5.09
Hypothetical-C		$1,000.00	$1,020.11	$5.08
Class I	1.00%
Actual		$1,000.00	$1,023.30	$5.09
Hypothetical-C		$1,000.00	$1,020.11	$5.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

GHI-SANN-1219
1.926252.108

Fidelity® Short Duration High Income Fund

Semi-Annual Report

October 31, 2019

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.0
Sprint Corp.	2.6
Navient Corp.	2.3
Bombardier, Inc.	2.2
13.9

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Energy	15.3
Telecommunications	13.1
Diversified Financial Services	9.2
Cable/Satellite TV	8.2
Healthcare	6.7

Quality Diversification (% of fund's net assets)

As of October 31, 2019
BBB	9.9%
BB	38.7%
B	34.2%
CCC,CC,C	8.8%
D	0.2%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	7.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Nonconvertible Bonds	90.2%
Convertible Bonds, Preferred Stocks	0.4%
Bank Loan Obligations	0.7%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.9%

 * Foreign investments - 19.3%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 90.6%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp. 2.375% 3/15/24	$510,000	$457,165
Energy - 0.0%
Denbury Resources, Inc. 6.375% 12/31/24 (a)	78,000	42,253

TOTAL CONVERTIBLE BONDS		499,418

Nonconvertible Bonds - 90.2%
Aerospace - 4.2%
Bombardier, Inc.:
6.125% 1/15/23 (a)	2,530,000	2,473,075
7.5% 12/1/24 (a)	105,000	101,784
TransDigm, Inc.:
6% 7/15/22	2,110,000	2,145,870
6.25% 3/15/26 (a)	215,000	230,319
		4,951,048
Air Transportation - 0.3%
United Continental Holdings, Inc. 4.25% 10/1/22	345,000	356,288
Banks & Thrifts - 2.3%
Ally Financial, Inc.:
3.875% 5/21/24	970,000	1,013,068
4.125% 2/13/22	1,200,000	1,240,500
Bank of America Corp. 4.2% 8/26/24	250,000	269,383
Deutsche Bank AG New York Branch 2.7% 7/13/20	250,000	250,086
		2,773,037
Broadcasting - 2.0%
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (a)	45,000	47,700
LIN Television Corp. 5.875% 11/15/22	300,000	304,500
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,830,000	1,868,888
4.625% 7/15/24 (a)	120,000	125,400
		2,346,488
Building Materials - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	245,000	250,513
Cable/Satellite TV - 8.2%
Cablevision Systems Corp. 5.875% 9/15/22	2,345,000	2,529,669
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,415,000	1,439,763
5.125% 2/15/23	1,800,000	1,838,250
5.125% 5/1/23 (a)	1,220,000	1,248,975
CSC Holdings LLC 5.375% 7/15/23 (a)	750,000	768,735
DISH DBS Corp.:
5.125% 5/1/20	45,000	45,450
5.875% 7/15/22	1,260,000	1,317,721
5.875% 11/15/24	155,000	155,388
6.75% 6/1/21	430,000	451,500
		9,795,451
Chemicals - 2.3%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	60,000	61,007
3.45% 6/1/23	805,000	817,075
NOVA Chemicals Corp. 5.25% 8/1/23 (a)	500,000	504,688
OCI NV 6.625% 4/15/23 (a)	565,000	589,719
The Chemours Co. LLC 6.625% 5/15/23	750,000	746,010
		2,718,499
Containers - 5.5%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	28,478	29,617
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	700,000	708,750
4.625% 5/15/23 (a)	1,200,000	1,228,500
Ball Corp.:
4% 11/15/23	300,000	312,000
5% 3/15/22	300,000	317,250
Berry Global, Inc. 5.125% 7/15/23	700,000	717,500
OI European Group BV 4% 3/15/23 (a)	950,000	945,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.5009% 7/15/21 (a)(b)(c)	310,000	310,775
5.125% 7/15/23 (a)	1,700,000	1,744,115
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	220,000	230,450
8.5% 8/15/27 (a)	55,000	58,644
		6,602,851
Diversified Financial Services - 9.2%
Aircastle Ltd. 4.125% 5/1/24	80,000	83,779
Capital One Financial Corp. 3.2% 1/30/23	200,000	205,480
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (a)	170,000	184,663
FLY Leasing Ltd.:
5.25% 10/15/24	790,000	813,700
6.375% 10/15/21	250,000	254,219
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	770,000	776,738
6.25% 2/1/22	2,805,000	2,871,606
Morgan Stanley 4.1% 5/22/23	200,000	211,937
Navient Corp. 7.25% 1/25/22	2,485,000	2,695,480
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	251,000	263,676
5.25% 8/15/22 (a)	105,000	111,820
5.5% 2/15/24 (a)	1,000,000	1,099,400
Springleaf Finance Corp. 6.125% 3/15/24	1,300,000	1,421,875
		10,994,373
Diversified Media - 1.1%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,315,000	1,321,601
Energy - 15.0%
California Resources Corp. 8% 12/15/22 (a)	655,000	189,950
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	350,000	402,528
Chesapeake Energy Corp. 8% 6/15/27	375,000	234,375
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	650,000	656,500
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (a)(b)(c)	525,000	521,084
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	500,000	508,600
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,085,000	1,095,850
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,473,500
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	477,000	350,595
9.25% 3/31/22 (a)	465,000	381,300
EG Global Finance PLC 6.75% 2/7/25 (a)	500,000	500,000
Energy Transfer Partners LP:
4.25% 3/15/23	475,000	497,954
7.5% 10/15/20	105,000	110,171
EQT Corp. 3% 10/1/22	300,000	286,226
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	1,300,000	1,309,750
MEG Energy Corp. 6.375% 1/30/23 (a)	1,100,000	1,039,500
MPLX LP 6.25% 10/15/22 (a)	135,000	137,441
NextEra Energy Partners LP 4.25% 7/15/24 (a)	250,000	256,800
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	445,000	333,750
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	650,000	666,250
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	100,000	100,002
Precision Drilling Corp.:
6.5% 12/15/21	159,600	158,403
7.75% 12/15/23	235,000	222,075
Range Resources Corp.:
4.875% 5/15/25	245,000	196,613
5% 8/15/22	840,000	793,800
5% 3/15/23	110,000	95,150
5.75% 6/1/21	500,000	496,875
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	700,000	707,714
Sanchez Energy Corp. 7.25% 2/15/23 (a)(d)	150,000	102,000
Southwestern Energy Co. 4.1% 3/15/22	300,000	290,250
Summit Midstream Holdings LLC 5.5% 8/15/22	590,000	528,050
Sunoco LP/Sunoco Finance Corp. 4.875% 1/15/23	300,000	307,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	625,000	627,938
5.25% 5/1/23	1,600,000	1,606,000
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	350,000	360,500
Valaris PLC 4.5% 10/1/24	205,000	104,550
Weatherford International Ltd. 9.875% 2/15/24 (d)	500,000	152,500
Weatherford International, Inc. 9.875% 3/1/25 (d)	500,000	155,000
		17,957,419
Environmental - 1.0%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,150,000	1,168,170
Food/Beverage/Tobacco - 1.6%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,225,000	1,228,063
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	200,908
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	35,000	36,094
Vector Group Ltd. 6.125% 2/1/25 (a)	415,000	398,400
		1,863,465
Gaming - 3.6%
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	555,000	583,444
MGM China Holdings Ltd. 5.375% 5/15/24 (a)	500,000	523,750
MGM Mirage, Inc. 6% 3/15/23	1,000,000	1,102,820
Scientific Games Corp.:
5% 10/15/25 (a)	115,000	118,450
6.625% 5/15/21	935,000	946,688
10% 12/1/22	24,000	24,690
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (a)	500,000	517,550
Wynn Macau Ltd. 4.875% 10/1/24 (a)	500,000	502,500
		4,319,892
Healthcare - 6.7%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (a)	200,000	209,496
Cigna Corp. 3.5% 6/15/24 (a)	200,000	208,073
Community Health Systems, Inc.:
5.125% 8/1/21	800,000	798,000
6.25% 3/31/23	1,085,000	1,057,197
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	500,000	510,385
Encompass Health Corp. 5.125% 3/15/23	255,000	260,100
HCA Holdings, Inc.:
4.75% 5/1/23	300,000	321,151
5% 3/15/24	300,000	327,252
6.25% 2/15/21	800,000	838,000
Mylan NV 3.15% 6/15/21	200,000	202,567
Tenet Healthcare Corp.:
6.75% 6/15/23	1,165,000	1,234,900
8.125% 4/1/22	485,000	525,013
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	250,000	237,005
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	383,000	388,554
6.5% 3/15/22 (a)	785,000	808,707
Vizient, Inc. 6.25% 5/15/27 (a)	20,000	21,569
		7,947,969
Leisure - 0.6%
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	200,000	200,100
7.25% 11/30/21 (a)	500,000	511,719
		711,819
Metals/Mining - 0.7%
First Quantum Minerals Ltd. 7.25% 4/1/23 (a)	175,000	175,935
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	300,000	309,000
5.125% 3/15/23 (a)	90,000	93,713
Freeport-McMoRan, Inc. 3.55% 3/1/22	300,000	303,375
		882,023
Paper - 0.3%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	175,000	183,969
CommScope Finance LLC:
5.5% 3/1/24 (a)	100,000	101,350
6% 3/1/26 (a)	100,000	102,750
		388,069
Restaurants - 2.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	1,100,000	1,133,000
Golden Nugget, Inc. 6.75% 10/15/24 (a)	800,000	824,080
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,268,096
		3,225,176
Services - 2.0%
Air Lease Corp. 2.125% 1/15/20	200,000	199,968
APX Group, Inc. 8.75% 12/1/20	103,000	101,455
Aramark Services, Inc. 5.125% 1/15/24	300,000	309,375
Corrections Corp. of America:
4.125% 4/1/20	1,105,000	1,105,221
5% 10/15/22	25,000	24,781
Laureate Education, Inc. 8.25% 5/1/25 (a)	575,000	623,875
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	45,000	47,340
		2,412,015
Technology - 3.9%
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	415,000	429,179
4.125% 6/1/21 (a)	175,000	179,855
Sensata Technologies BV 4.875% 10/15/23 (a)	155,000	163,722
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,600,000	1,674,000
Symantec Corp. 4.2% 9/15/20	1,900,000	1,924,305
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 2/1/23 (a)	300,000	294,750
		4,665,811
Telecommunications - 12.6%
Altice Financing SA 6.625% 2/15/23 (a)	700,000	719,040
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	775,000	806,000
Equinix, Inc.:
5.375% 1/1/22	600,000	611,820
5.375% 4/1/23	580,000	592,441
Frontier Communications Corp. 10.5% 9/15/22	175,000	82,469
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	200,000	201,540
Level 3 Financing, Inc. 5.625% 2/1/23	2,300,000	2,323,000
Qwest Corp. 6.75% 12/1/21	700,000	755,489
SBA Communications Corp.:
4% 10/1/22	500,000	510,075
4.875% 9/1/24	500,000	519,375
Sprint Communications, Inc. 6% 11/15/22	915,000	967,613
Sprint Corp.:
7.25% 9/15/21	500,000	533,530
7.875% 9/15/23	2,280,000	2,516,550
T-Mobile U.S.A., Inc. 4% 4/15/22	1,725,000	1,780,562
Telecom Italia SpA 5.303% 5/30/24 (a)	700,000	749,000
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	1,300,000	1,337,063
		15,005,567
Transportation Ex Air/Rail - 1.0%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	580,000	625,820
5.25% 5/15/24 (a)	155,000	169,028
5.5% 1/15/23 (a)	165,000	178,052
Teekay Corp. 9.25% 11/15/22 (a)	250,000	258,750
		1,231,650
Utilities - 3.2%
Calpine Corp. 6% 1/15/22 (a)	500,000	500,700
Dynegy, Inc. 5.875% 6/1/23	1,300,000	1,327,625
Nextera Energy Operating Partn 4.25% 9/15/24 (a)	155,000	161,200
The AES Corp.:
4% 3/15/21	185,000	188,006
4.5% 3/15/23	120,000	122,700
4.875% 5/15/23	1,389,000	1,411,224
Williams Partners LP 3.35% 8/15/22	150,000	153,735
		3,865,190

TOTAL NONCONVERTIBLE BONDS		107,754,384

TOTAL CORPORATE BONDS
(Cost $108,088,208)		108,253,802
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Forbes Energy Services Ltd. (e)
(Cost $301,607)	6,468	1,940
	Principal Amount	Value

Bank Loan Obligations - 0.7%
Air Transportation - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (b)(c)	6,504	6,513
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (b)(c)	3,497	3,501

TOTAL AIR TRANSPORTATION		10,014

Energy - 0.1%
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (b)(f)	62,900	63,372
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 10% 5/11/20 (b)(c)(f)(g)	65,987	62,688

TOTAL ENERGY		126,060

Food & Drug Retail - 0.1%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.625% 11/19/23 (b)(c)(f)	80,648	81,959
Telecommunications - 0.5%
Intelsat Jackson Holdings SA Tranche B-5, term loan 6.625% 1/2/24	500,000	511,015
Securus Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 10.0359% 11/1/25 (b)(c)	165,000	77,963

TOTAL TELECOMMUNICATIONS		588,978

TOTAL BANK LOAN OBLIGATIONS
(Cost $896,931)		807,011

Preferred Securities - 0.8%
Banks & Thrifts - 0.6%
Bank of America Corp. 5.2% (b)(h)	300,000	319,271
Citigroup, Inc.:
5.95% (b)(h)	100,000	109,749
5.95% (b)(h)	10,000	10,346
Royal Bank of Scotland Group PLC 7.5% (b)(h)	225,000	230,686

TOTAL BANKS & THRIFTS		670,052

Energy - 0.2%
Energy Transfer Partners LP 6.25% (b)(h)	265,000	249,961
TOTAL PREFERRED SECURITIES
(Cost $884,053)		920,013
	Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund 1.83% (i)
(Cost $8,029,383)	8,027,894	8,029,500
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $118,200,182)		118,012,266
NET OTHER ASSETS (LIABILITIES) - 1.2%		1,487,508
NET ASSETS - 100%		$119,499,774

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,150,695 or 34.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) Level 3 security

 (g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $47,134 and $44,777, respectively.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$84,409
Total	$84,409

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$1,940	$1,940	$--	$--
Corporate Bonds	108,253,802	--	108,253,802	--
Bank Loan Obligations	807,011	--	598,992	208,019
Preferred Securities	920,013	--	920,013	--
Money Market Funds	8,029,500	8,029,500	--	--
Total Investments in Securities:	$118,012,266	$8,031,440	$109,772,807	$208,019

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.7%
Canada	5.8%
Netherlands	3.6%
Cayman Islands	2.9%
Luxembourg	1.6%
Multi-National	1.6%
Bermuda	1.1%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $110,170,799)	$109,982,766
Fidelity Central Funds (cost $8,029,383)	8,029,500
Total Investment in Securities (cost $118,200,182)		$118,012,266
Receivable for investments sold		39,995
Receivable for fund shares sold		105,094
Interest receivable		1,595,946
Distributions receivable from Fidelity Central Funds		12,475
Prepaid expenses		209
Receivable from investment adviser for expense reductions		36,224
Total assets		119,802,209
Liabilities
Payable to custodian bank	$38,917
Payable for investments purchased	47,340
Payable for fund shares redeemed	35,908
Payable for audit fees	36,808
Distributions payable	58,432
Accrued management fee	54,970
Distribution and service plan fees payable	7,210
Other affiliated payables	16,210
Other payables and accrued expenses	6,640
Total liabilities		302,435
Net Assets		$119,499,774
Net Assets consist of:
Paid in capital		$124,486,477
Total accumulated earnings (loss)		(4,986,703)
Net Assets		$119,499,774
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($14,688,522 ÷ 1,560,290 shares)(a)		$9.41
Maximum offering price per share (100/96.00 of $9.41)		$9.80
Class M:
Net Asset Value and redemption price per share ($2,348,746 ÷ 249,519 shares)(a)		$9.41
Maximum offering price per share (100/96.00 of $9.41)		$9.80
Class C:
Net Asset Value and offering price per share ($4,368,079 ÷ 463,944 shares)(a)		$9.42
Short Duration High Income:
Net Asset Value, offering price and redemption price per share ($91,139,244 ÷ 9,680,791 shares)		$9.41
Class I:
Net Asset Value, offering price and redemption price per share ($4,632,149 ÷ 492,014 shares)		$9.41
Class Z:
Net Asset Value, offering price and redemption price per share ($2,323,034 ÷ 246,672 shares)		$9.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$38,572
Interest		2,806,116
Income from Fidelity Central Funds		84,409
Total income		2,929,097
Expenses
Management fee	$323,267
Transfer agent fees	72,352
Distribution and service plan fees	44,014
Accounting fees	24,256
Custodian fees and expenses	10,910
Independent trustees' fees and expenses	330
Registration fees	74,101
Audit	34,767
Legal	102
Miscellaneous	322
Total expenses before reductions	584,421
Expense reductions	(70,972)
Total expenses after reductions		513,449
Net investment income (loss)		2,415,648
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(909,000)
Total net realized gain (loss)		(909,000)
Change in net unrealized appreciation (depreciation) on investment securities		408,820
Net gain (loss)		(500,180)
Net increase (decrease) in net assets resulting from operations		$1,915,468

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,415,648	$5,175,031
Net realized gain (loss)	(909,000)	(210,272)
Change in net unrealized appreciation (depreciation)	408,820	158,060
Net increase (decrease) in net assets resulting from operations	1,915,468	5,122,819
Distributions to shareholders	(2,333,475)	(5,003,921)
Share transactions - net increase (decrease)	4,875,484	7,008,413
Total increase (decrease) in net assets	4,457,477	7,127,311
Net Assets
Beginning of period	115,042,297	107,914,986
End of period	$119,499,774	$115,042,297

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short Duration High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.42	$9.57	$9.14	$9.86	$10.10
Income from Investment Operations
Net investment income (loss)A	.186	.409	.381	.395	.429	.358
Net realized and unrealized gain (loss)	(.036)	.004B	(.159)	.397	(.737)	(.246)
Total from investment operations	.150	.413	.222	.792	(.308)	.112
Distributions from net investment income	(.180)	(.393)	(.373)	(.365)	(.413)	(.358)
Distributions from net realized gain	–	–	–	–	(.002)	–
Total distributions	(.180)	(.393)	(.373)	(.365)	(.415)	(.358)
Redemption fees added to paid in capitalA	–	–	.001	.003	.003	.006
Net asset value, end of period	$9.41	$9.44	$9.42	$9.57	$9.14	$9.86
Total ReturnC,D,E	1.60%	4.52%	2.36%	8.84%	(3.06)%	1.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.20%H	1.15%	1.16%	1.22%	1.24%	1.29%
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	3.94%H	4.37%	4.00%	4.21%	4.65%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$14,689	$15,050	$12,351	$9,304	$6,823	$4,398
Portfolio turnover rateI	82%H	33%	65%	105%	56%	84%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.42	$9.57	$9.14	$9.86	$10.10
Income from Investment Operations
Net investment income (loss)A	.186	.408	.382	.395	.433	.360
Net realized and unrealized gain (loss)	(.036)	.005B	(.160)	.397	(.741)	(.247)
Total from investment operations	.150	.413	.222	.792	(.308)	.113
Distributions from net investment income	(.180)	(.393)	(.373)	(.365)	(.413)	(.359)
Distributions from net realized gain	–	–	–	–	(.002)	–
Total distributions	(.180)	(.393)	(.373)	(.365)	(.415)	(.359)
Redemption fees added to paid in capitalA	–	–	.001	.003	.003	.006
Net asset value, end of period	$9.41	$9.44	$9.42	$9.57	$9.14	$9.86
Total ReturnC,D,E	1.60%	4.52%	2.36%	8.84%	(3.06)%	1.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.21%H	1.16%	1.16%	1.22%	1.25%	1.31%
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	3.94%H	4.37%	4.00%	4.21%	4.65%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$2,349	$2,537	$2,081	$2,703	$2,426	$2,930
Portfolio turnover rateI	82%H	33%	65%	105%	56%	84%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.42	$9.57	$9.15	$9.86	$10.10
Income from Investment Operations
Net investment income (loss)A	.151	.338	.310	.325	.360	.285
Net realized and unrealized gain (loss)	(.027)	.005B	(.159)	.386	(.728)	(.247)
Total from investment operations	.124	.343	.151	.711	(.368)	.038
Distributions from net investment income	(.144)	(.323)	(.302)	(.294)	(.343)	(.284)
Distributions from net realized gain	–	–	–	–	(.002)	–
Total distributions	(.144)	(.323)	(.302)	(.294)	(.345)	(.284)
Redemption fees added to paid in capitalA	–	–	.001	.003	.003	.006
Net asset value, end of period	$9.42	$9.44	$9.42	$9.57	$9.15	$9.86
Total ReturnC,D,E	1.33%	3.74%	1.59%	7.92%	(3.68)%	.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.97%H	1.92%	1.93%	2.00%	2.00%	2.08%
Expenses net of fee waivers, if any	1.80%H	1.80%	1.80%	1.80%	1.80%	1.80%
Expenses net of all reductions	1.80%H	1.80%	1.80%	1.80%	1.80%	1.80%
Net investment income (loss)	3.19%H	3.61%	3.25%	3.46%	3.90%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$4,368	$4,541	$5,146	$5,387	$3,827	$3,465
Portfolio turnover rateI	82%H	33%	65%	105%	56%	84%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.42	$9.57	$9.15	$9.86	$10.10
Income from Investment Operations
Net investment income (loss)A	.198	.431	.405	.420	.455	.385
Net realized and unrealized gain (loss)	(.036)	.006B	(.159)	.385	(.730)	(.248)
Total from investment operations	.162	.437	.246	.805	(.275)	.137
Distributions from net investment income	(.192)	(.417)	(.397)	(.388)	(.436)	(.383)
Distributions from net realized gain	–	–	–	–	(.002)	–
Total distributions	(.192)	(.417)	(.397)	(.388)	(.438)	(.383)
Redemption fees added to paid in capitalA	–	–	.001	.003	.003	.006
Net asset value, end of period	$9.41	$9.44	$9.42	$9.57	$9.15	$9.86
Total ReturnC,D	1.73%	4.78%	2.61%	9.00%	(2.71)%	1.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.91%G	.86%	.86%	.93%	.96%	1.00%
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%	.80%	.80%
Expenses net of all reductions	.80%G	.80%	.80%	.80%	.80%	.80%
Net investment income (loss)	4.19%G	4.61%	4.25%	4.46%	4.90%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$91,139	$88,429	$83,652	$68,646	$47,531	$45,109
Portfolio turnover rateH	82%G	33%	65%	105%	56%	84%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.42	$9.57	$9.15	$9.86	$10.10
Income from Investment Operations
Net investment income (loss)A	.198	.430	.406	.420	.460	.383
Net realized and unrealized gain (loss)	(.036)	.007B	(.160)	.385	(.735)	(.246)
Total from investment operations	.162	.437	.246	.805	(.275)	.137
Distributions from net investment income	(.192)	(.417)	(.397)	(.388)	(.436)	(.383)
Distributions from net realized gain	–	–	–	–	(.002)	–
Total distributions	(.192)	(.417)	(.397)	(.388)	(.438)	(.383)
Redemption fees added to paid in capitalA	–	–	.001	.003	.003	.006
Net asset value, end of period	$9.41	$9.44	$9.42	$9.57	$9.15	$9.86
Total ReturnC,D	1.73%	4.78%	2.61%	8.99%	(2.71)%	1.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%G	.89%	.91%	.96%	.99%	1.04%
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%	.80%	.80%
Expenses net of all reductions	.80%G	.80%	.80%	.80%	.80%	.80%
Net investment income (loss)	4.19%G	4.60%	4.25%	4.46%	4.90%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$4,632	$4,060	$4,686	$10,122	$2,856	$5,932
Portfolio turnover rateH	82%G	33%	65%	105%	56%	84%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class Z

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.45	$9.46
Income from Investment Operations
Net investment income (loss)B	.198	.261
Net realized and unrealized gain (loss)	(.032)	(.016)
Total from investment operations	.166	.245
Distributions from net investment income	(.196)	(.255)
Distributions from net realized gain	–	–
Total distributions	(.196)	(.255)
Net asset value, end of period	$9.42	$9.45
Total ReturnC,D	1.78%	2.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.90%G	.82%G
Expenses net of fee waivers, if any	.71%G	.71%G
Expenses net of all reductions	.71%G	.71%G
Net investment income (loss)	4.28%G	4.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,323	$425
Portfolio turnover rateH	82%G	33%

 A For the period October 2, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short Duration High Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,137,595
Gross unrealized depreciation	(2,022,707)
Net unrealized appreciation (depreciation)	$114,888
Tax cost	$117,897,378

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,701,192)
Long-term	(1,760,771)
Total no expiration	$(4,461,963)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $47,785,261 and $44,114,123, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$18,838	$1,419
Class M	-%	.25%	3,102	–
Class C	.75%	.25%	22,074	2,398
			$44,014	$ 3,817

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,367
Class M	25
Class C(a)	309
$2,701

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$11,440.15
Class M	2,103.17
Class C	3,966.18
Short Duration High Income	51,561.11
Class I	2,972.14
Class Z	310.05
	$72,352

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $141 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$10,937
Class M	1.05%	1,997
Class C	1.80%	3,744
Short Duration High Income	.80%	49,485
Class I	.80%	2,900
Class Z	.71%	1,134
		$70,197

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $490.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $285.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2019	Year ended April 30, 2019(a)
Distributions to shareholders
Class A	$288,304	$570,580
Class M	47,444	92,728
Class C	67,762	169,779
Short Duration High Income	1,818,081	3,978,011
Class I	87,842	186,125
Class Z	24,042	6,698
Total	$2,333,475	$5,003,921

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to April 30, 2019.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2019	Year ended April 30, 2019(a)	Six months ended October 31, 2019	Year ended April 30, 2019(a)
Class A
Shares sold	263,367	535,255	$2,485,779	$4,993,042
Reinvestment of distributions	29,548	59,316	278,175	553,118
Shares redeemed	(326,469)	(312,079)	(3,074,635)	(2,908,824)
Net increase (decrease)	(33,554)	282,492	$(310,681)	$2,637,336
Class M
Shares sold	29,549	81,541	$278,837	$761,393
Reinvestment of distributions	4,895	9,663	46,087	90,133
Shares redeemed	(53,599)	(43,489)	(505,247)	(404,012)
Net increase (decrease)	(19,155)	47,715	$(180,323)	$447,514
Class C
Shares sold	31,825	204,330	$301,088	$1,900,782
Reinvestment of distributions	7,163	18,015	67,448	167,975
Shares redeemed	(55,919)	(287,743)	(526,339)	(2,693,623)
Net increase (decrease)	(16,931)	(65,398)	$(157,803)	$(624,866)
Short Duration High Income
Shares sold	1,988,396	5,515,751	$18,771,334	$51,682,187
Reinvestment of distributions	154,254	346,618	1,452,306	3,232,670
Shares redeemed	(1,826,140)	(5,379,470)	(17,179,442)	(50,139,424)
Net increase (decrease)	316,510	482,899	$3,044,198	$4,775,433
Class I
Shares sold	101,572	153,737	$958,899	$1,428,982
Reinvestment of distributions	8,401	18,150	79,104	169,337
Shares redeemed	(47,894)	(239,433)	(451,626)	(2,243,709)
Net increase (decrease)	62,079	(67,546)	$586,377	$(645,390)
Class Z
Shares sold	227,521	45,679	$2,137,160	$424,929
Reinvestment of distributions	2,442	648	23,023	6,031
Shares redeemed	(28,260)	(1,358)	(266,467)	(12,574)
Net increase (decrease)	201,703	44,969	$1,893,716	$418,386

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to April 30, 2019.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Class A	1.05%
Actual		$1,000.00	$1,016.00	$5.32
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class M	1.05%
Actual		$1,000.00	$1,016.00	$5.32
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class C	1.80%
Actual		$1,000.00	$1,013.30	$9.11
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Short Duration High Income	.80%
Actual		$1,000.00	$1,017.30	$4.06
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class I	.80%
Actual		$1,000.00	$1,017.30	$4.06
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class Z	.71%
Actual		$1,000.00	$1,017.80	$3.60
Hypothetical-C		$1,000.00	$1,021.57	$3.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SDH-SANN-1219
1.969437.105

Fidelity® Women's Leadership Fund

Semi-Annual Report

October 31, 2019

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2019

% of fund's net assets
Microsoft Corp.	3.4
Bank of America Corp.	2.3
The Walt Disney Co.	2.1
Anthem, Inc.	2.1
The NASDAQ OMX Group, Inc.	1.9
11.8

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Information Technology	24.7
Financials	14.8
Consumer Discretionary	14.5
Health Care	13.6
Industrials	9.2

Asset Allocation (% of fund's net assets)

As of October 31, 2019 *
Stocks	96.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 12.1%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
COMMUNICATION SERVICES - 7.5%
Entertainment - 3.6%
Electronic Arts, Inc. (a)	843	$81,265
Netflix, Inc. (a)	376	108,066
The Walt Disney Co.	3,208	416,783
Zynga, Inc. (a)	16,155	99,676
		705,790
Interactive Media & Services - 3.5%
Alphabet, Inc. Class A (a)	276	347,429
Facebook, Inc. Class A (a)	1,584	303,574
Match Group, Inc.	556	40,582
		691,585
Media - 0.4%
The New York Times Co. Class A	2,195	67,826

TOTAL COMMUNICATION SERVICES		1,465,201

CONSUMER DISCRETIONARY - 14.5%
Automobiles - 1.2%
General Motors Co.	6,574	244,290
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	1,214	180,303
Weight Watchers International, Inc. (a)	871	30,372
		210,675
Hotels, Restaurants & Leisure - 1.4%
Marriott International, Inc. Class A	826	104,530
Starbucks Corp.	1,963	165,991
		270,521
Household Durables - 0.9%
Taylor Morrison Home Corp. (a)	6,854	171,693
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	95	168,783
Etsy, Inc. (a)	3,940	175,291
The RealReal, Inc.	2,429	56,134
Trainline PLC (b)	700	3,777
		403,985
Specialty Retail - 7.2%
Best Buy Co., Inc.	4,224	303,410
Burlington Stores, Inc. (a)	349	67,067
Lowe's Companies, Inc.	1,868	208,487
Ross Stores, Inc.	613	67,228
The Home Depot, Inc.	1,186	278,212
TJX Companies, Inc.	2,196	126,599
Ulta Beauty, Inc. (a)	655	152,713
Williams-Sonoma, Inc.	3,033	202,574
		1,406,290
Textiles, Apparel & Luxury Goods - 0.6%
LVMH Moet Hennessy Louis Vuitton SE	192	81,995
Tapestry, Inc.	1,327	34,316
		116,311

TOTAL CONSUMER DISCRETIONARY		2,823,765

CONSUMER STAPLES - 2.7%
Food Products - 1.7%
Danone SA	1,918	158,890
The Hershey Co.	1,212	178,006
		336,896
Personal Products - 1.0%
Shiseido Co. Ltd.	646	53,261
Unilever NV	2,510	148,228
		201,489

TOTAL CONSUMER STAPLES		538,385

ENERGY - 2.4%
Energy Equipment & Services - 0.3%
Baker Hughes, A GE Co. Class A	2,860	61,204
Nine Energy Service, Inc. (a)	503	2,842
		64,046
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.	1,921	223,105
Occidental Petroleum Corp.	2,514	101,817
Valero Energy Corp.	737	71,474
		396,396

TOTAL ENERGY		460,442

FINANCIALS - 14.8%
Banks - 5.6%
Bank of America Corp.	14,239	445,254
Citigroup, Inc.	3,871	278,170
First Horizon National Corp.	6,330	101,090
JPMorgan Chase & Co.	2,125	265,455
		1,089,969
Capital Markets - 5.1%
Macquarie Group Ltd.	1,522	140,538
Morgan Stanley	2,358	108,586
Morningstar, Inc.	1,291	208,935
MSCI, Inc.	712	167,007
The NASDAQ OMX Group, Inc.	3,784	377,530
		1,002,596
Consumer Finance - 1.7%
Synchrony Financial	9,441	333,928
Diversified Financial Services - 0.3%
Voya Financial, Inc.	958	51,694
Insurance - 2.1%
Amerisafe, Inc.	2,384	151,456
Primerica, Inc.	389	49,084
Progressive Corp.	2,978	207,567
		408,107

TOTAL FINANCIALS		2,886,294

HEALTH CARE - 13.6%
Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc. (a)	1,037	202,713
Health Care Equipment & Supplies - 4.7%
Becton, Dickinson & Co.	591	151,296
Hologic, Inc. (a)	5,581	269,618
Insulet Corp. (a)	437	63,505
Medtronic PLC	2,160	235,224
Stryker Corp.	891	192,697
		912,340
Health Care Providers & Services - 4.0%
AMN Healthcare Services, Inc. (a)	1,757	103,241
Anthem, Inc.	1,488	400,391
CVS Health Corp.	2,339	155,286
Progyny, Inc. (a)	7,105	116,735
		775,653
Pharmaceuticals - 3.9%
AstraZeneca PLC sponsored ADR	7,279	356,889
GlaxoSmithKline PLC	11,533	264,163
Zoetis, Inc. Class A	1,122	143,526
		764,578

TOTAL HEALTH CARE		2,655,284

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.8%
Lockheed Martin Corp.	723	272,340
Northrop Grumman Corp.	761	268,237
		540,577
Commercial Services & Supplies - 1.9%
Stericycle, Inc. (a)	1,710	98,496
Waste Connection, Inc. (United States)	576	53,222
Waste Management, Inc.	1,934	217,014
		368,732
Electrical Equipment - 2.4%
AMETEK, Inc.	1,056	96,782
nVent Electric PLC	527	12,153
Sensata Technologies, Inc. PLC (a)	3,747	191,809
Sunrun, Inc. (a)	10,993	170,831
		471,575
Machinery - 1.6%
Federal Signal Corp.	7,313	237,234
Gardner Denver Holdings, Inc. (a)	2,354	74,928
		312,162
Professional Services - 0.5%
Verisk Analytics, Inc.	724	104,763

TOTAL INDUSTRIALS		1,797,809

INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 2.6%
Arista Networks, Inc. (a)	986	241,146
Cisco Systems, Inc.	5,376	255,414
		496,560
Electronic Equipment & Components - 0.4%
CDW Corp.	659	84,293
IT Services - 10.0%
Accenture PLC Class A	1,775	329,121
Automatic Data Processing, Inc.	598	97,014
Capgemini SA	1,617	182,057
GoDaddy, Inc. (a)	2,871	186,701
IBM Corp.	856	114,473
Leidos Holdings, Inc.	1,938	167,114
MasterCard, Inc. Class A	905	250,513
PayPal Holdings, Inc. (a)	1,439	149,800
Visa, Inc. Class A	1,023	182,974
WEX, Inc. (a)	1,568	296,634
		1,956,401
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	2,256	76,546
Marvell Technology Group Ltd.	2,138	52,146
NVIDIA Corp.	872	175,289
		303,981
Software - 8.3%
Adobe, Inc. (a)	930	258,475
HubSpot, Inc. (a)	684	106,088
Intuit, Inc.	917	236,128
Microsoft Corp.	4,615	661,651
Pagerduty, Inc.	1,400	32,186
Salesforce.com, Inc. (a)	2,068	323,621
		1,618,149
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	1,439	357,966

TOTAL INFORMATION TECHNOLOGY		4,817,350

MATERIALS - 1.5%
Metals & Mining - 1.5%
Commercial Metals Co.	4,641	89,711
Newmont Goldcorp Corp.	5,209	206,954
		296,665
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Equity Lifestyle Properties, Inc.	2,748	192,195
Store Capital Corp.	6,804	275,562
Ventas, Inc.	1,028	66,923
		534,680
UTILITIES - 2.7%
Electric Utilities - 1.4%
Duke Energy Corp.	1,055	99,444
Hawaiian Electric Industries, Inc.	1,251	56,483
ORSTED A/S (b)	1,344	117,892
		273,819
Multi-Utilities - 0.6%
CMS Energy Corp.	1,887	120,617
Water Utilities - 0.7%
American Water Works Co., Inc.	1,075	132,515

TOTAL UTILITIES		526,951

TOTAL COMMON STOCKS
(Cost $18,274,048)		18,802,826

Money Market Funds - 2.6%
Fidelity Cash Central Fund 1.83% (c)
(Cost $502,377)	502,277	502,377
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $18,776,425)		19,305,203
NET OTHER ASSETS (LIABILITIES) - 1.1%		206,089
NET ASSETS - 100%		$19,511,292

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,669 or 0.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,854
Total	$5,854

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,465,201	$1,465,201	$--	$--
Consumer Discretionary	2,823,765	2,741,770	81,995	--
Consumer Staples	538,385	326,234	212,151	--
Energy	460,442	460,442	--	--
Financials	2,886,294	2,745,756	140,538	--
Health Care	2,655,284	2,391,121	264,163	--
Industrials	1,797,809	1,797,809	--	--
Information Technology	4,817,350	4,817,350	--	--
Materials	296,665	296,665	--	--
Real Estate	534,680	534,680	--	--
Utilities	526,951	526,951	--	--
Money Market Funds	502,377	502,377	--	--
Total Investments in Securities:	$19,305,203	$18,606,356	$698,847	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.9%
United Kingdom	4.2%
Ireland	2.9%
France	2.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $18,274,048)	$18,802,826
Fidelity Central Funds (cost $502,377)	502,377
Total Investment in Securities (cost $18,776,425)		$19,305,203
Receivable for investments sold		246,721
Receivable for fund shares sold		96,492
Dividends receivable		8,000
Distributions receivable from Fidelity Central Funds		1,174
Prepaid expenses		53,083
Receivable from investment adviser for expense reductions		19,571
Other receivables		146
Total assets		19,730,390
Liabilities
Payable for investments purchased	$165,858
Payable for fund shares redeemed	1,959
Accrued management fee	8,085
Audit fees payable	19,853
Distribution and service plan fees payable	356
Other affiliated payables	4,087
Other payables and accrued expenses	18,900
Total liabilities		219,098
Net Assets		$19,511,292
Net Assets consist of:
Paid in capital		$19,118,849
Total accumulated earnings (loss)		392,443
Net Assets		$19,511,292
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($539,786 ÷ 52,488 shares)(a)		$10.28
Maximum offering price per share (100/94.25 of $10.28)		$10.91
Class M:
Net Asset Value and redemption price per share ($207,825 ÷ 20,236 shares)(a)		$10.27
Maximum offering price per share (100/96.50 of $10.27)		$10.64
Class C:
Net Asset Value and offering price per share ($210,211 ÷ 20,519 shares)(a)		$10.24
Fidelity Women's Leadership Fund:
Net Asset Value, offering price and redemption price per share ($16,268,711 ÷ 1,579,798 shares)		$10.30
Class I:
Net Asset Value, offering price and redemption price per share ($442,686 ÷ 42,992 shares)		$10.30
Class Z:
Net Asset Value, offering price and redemption price per share ($1,842,073 ÷ 178,754 shares)		$10.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 1, 2019 (commencement of operations) to October 31, 2019 (Unaudited)
Investment Income
Dividends		$73,601
Income from Fidelity Central Funds		5,854
Total income		79,455
Expenses
Management fee	$29,227
Transfer agent fees	13,721
Distribution and service plan fees	1,888
Accounting fees	2,123
Custodian fees and expenses	18,902
Independent trustees' fees and expenses	19
Registration fees	55,842
Audit	21,954
Legal	3
Miscellaneous	577
Total expenses before reductions	144,256
Expense reductions	(88,699)
Total expenses after reductions		55,557
Net investment income (loss)		23,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(160,422)
Foreign currency transactions	358
Total net realized gain (loss)		(160,064)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	528,778
Assets and liabilities in foreign currencies	(169)
Total change in net unrealized appreciation (depreciation)		528,609
Net gain (loss)		368,545
Net increase (decrease) in net assets resulting from operations		$392,443

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 1, 2019 (commencement of operations) to October 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,898
Net realized gain (loss)	(160,064)
Change in net unrealized appreciation (depreciation)	528,609
Net increase (decrease) in net assets resulting from operations	392,443
Share transactions - net increase (decrease)	19,118,849
Total increase (decrease) in net assets	19,511,292
Net Assets
Beginning of period	–
End of period	$19,511,292

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Women's Leadership Fund Class A

Six months ended (Unaudited) October 31,
2019A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	.27
Total from investment operations	.28
Net asset value, end of period	$10.28
Total ReturnC,D,E	2.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	3.06%H
Expenses net of fee waivers, if any	1.25%H
Expenses net of all reductions	1.24%H
Net investment income (loss)	.21%H
Supplemental Data
Net assets, end of period (000 omitted)	$540
Portfolio turnover rateI	39%H

 A For the period May 1, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund Class M

Six months ended (Unaudited) October 31,
2019A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.27
Total from investment operations	.27
Net asset value, end of period	$10.27
Total ReturnD,E,F	2.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	3.75%I
Expenses net of fee waivers, if any	1.50%I
Expenses net of all reductions	1.49%I
Net investment income (loss)	(.05)%I
Supplemental Data
Net assets, end of period (000 omitted)	$208
Portfolio turnover rateJ	39%I

 A For the period May 1, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund Class C

Six months ended (Unaudited) October 31,
2019A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)
Net realized and unrealized gain (loss)	.27
Total from investment operations	.24
Net asset value, end of period	$10.24
Total ReturnC,D,E	2.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	4.26%H
Expenses net of fee waivers, if any	2.00%H
Expenses net of all reductions	1.99%H
Net investment income (loss)	(.54)%H
Supplemental Data
Net assets, end of period (000 omitted)	$210
Portfolio turnover rateI	39%H

 A For the period May 1, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund

Six months ended (Unaudited) October 31,
2019A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.28
Total from investment operations	.30
Net asset value, end of period	$10.30
Total ReturnC,D	3.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.57%G
Expenses net of fee waivers, if any	.99%G,H
Expenses net of all reductions	.99%G
Net investment income (loss)	.46%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,269
Portfolio turnover rateI	39%G

 A For the period May 1, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund Class I

Six months ended (Unaudited) October 31,
2019A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.28
Total from investment operations	.30
Net asset value, end of period	$10.30
Total ReturnC,D	3.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.97%G
Expenses net of fee waivers, if any	1.00%G
Expenses net of all reductions	.99%G
Net investment income (loss)	.46%G
Supplemental Data
Net assets, end of period (000 omitted)	$443
Portfolio turnover rateH	39%G

 A For the period May 1, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund Class Z

Six months ended (Unaudited) October 31,
2019A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.28
Total from investment operations	.31
Net asset value, end of period	$10.31
Total ReturnC,D	3.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.37%G
Expenses net of fee waivers, if any	.84%G,H
Expenses net of all reductions	.84%G
Net investment income (loss)	.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,842
Portfolio turnover rateI	39%G

 A For the period May 1, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Women's Leadership Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Women's Leadership Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$963,337
Gross unrealized depreciation	(507,446)
Net unrealized appreciation (depreciation)	$455,891
Tax cost	$18,849,312

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $20,765,232 and $2,330,764, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$514	$210
Class M	.25%	.25%	462	403
Class C	.75%	.25%	912	912
			$1,888	$1,525

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$459
Class M	89
Class C(a)	19
$567

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$289.14
Class M	110.12
Class C	108.12
Fidelity Women's Leadership Fund	12,761.28
Class I	263.17
Class Z	190.04
	$13,721

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $172 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2020. Some expenses, for example the compensation of the independent Trustees are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$3,739
Class M	1.50%	2,083
Class C	2.00%	2,065
Fidelity Women's Leadership Fund	1.00%	71,014
Class I	1.00%	3,079
Class Z	.85%	6,466
		$88,446

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $253 for the period.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended October 31, 2019	Six months ended October 31, 2019
Class A
Shares sold	52,488	$525,552
Net increase (decrease)	52,488	$525,552
Class M
Shares sold	20,236	$201,477
Net increase (decrease)	20,236	$201,477
Class C
Shares sold	20,714	$207,320
Shares redeemed	(195)	(2,000)
Net increase (decrease)	20,519	$205,320
Fidelity Women's Leadership Fund
Shares sold	1,719,231	$17,358,655
Shares redeemed	(139,433)	(1,418,304)
Net increase (decrease)	1,579,798	$15,940,351
Class I
Shares sold	45,879	$458,088
Shares redeemed	(2,887)	(29,486)
Net increase (decrease)	42,992	$428,602
Class Z
Shares sold	200,873	$2,041,323
Shares redeemed	(22,119)	(223,776)
Net increase (decrease)	178,754	$1,817,547

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Class A	1.25%
Actual		$1,000.00	$1,028.00	$6.37
Hypothetical-C		$1,000.00	$1,018.85	$6.34
Class M	1.50%
Actual		$1,000.00	$1,027.00	$7.64
Hypothetical-C		$1,000.00	$1,017.60	$7.61
Class C	2.00%
Actual		$1,000.00	$1,024.00	$10.18
Hypothetical-C		$1,000.00	$1,015.08	$10.13
Fidelity Women's Leadership Fund	.99%
Actual		$1,000.00	$1,030.00	$5.05
Hypothetical-C		$1,000.00	$1,020.16	$5.03
Class I	1.00%
Actual		$1,000.00	$1,030.00	$5.10
Hypothetical-C		$1,000.00	$1,020.11	$5.08
Class Z	.84%
Actual		$1,000.00	$1,031.00	$4.29
Hypothetical-C		$1,000.00	$1,020.91	$4.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Women's Leadership Fund

On January 23, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting,training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the retail class and Class Z is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board also considered that the projected total expense ratio of each of Class A, Class M, Class C, and Class I is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure primarily as a result of low estimated asset levels. The Board, recognizing that the fund is a new fund and therefore had no historical performance upon which to evaluate the effect of the performance adjustment, noted that it would be able to evaluate its effects in connection with future renewals of the fund's Advisory Contracts.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if any), as a percentage of their respective average net assets exceed a certain limit through August 31, 2020.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

WLF-SANN-1219
1.9893106.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 23, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 23, 2019